                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05547

                                  Laudus Trust
               (Exact name of registrant as specified in charter)

101 Montgomery Street, San Francisco, California                         94104
    (Address of principal executive offices)                          (Zip code)

                                Jeffrey Mortimer
                                The Laudus Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Laudus Trust

Laudus Rosenberg U.S. Small Capitalization Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
102.1 % COMMON STOCK                                                                                      388,382,148   290,174,914
102.1 % TOTAL INVESTMENTS                                                                                 388,382,148   290,174,914
 (2.1)% OTHER ASSETS AND LIABILITIES, NET                                                                                (5,910,419)
100.0 % NET ASSETS                                                                                                      284,264,495

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                     SHARES         ($)
--------                                                                                                    ---------   -----------
COMMON STOCK  102.1% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.1%
Exide Technologies *                                                                                           10,310        54,540
Hawk Corp., Class A *                                                                                          12,402       205,873
Motorcar Parts of America, Inc. *                                                                              25,774       100,519
                                                                                                                        -----------
                                                                                                                            360,932
BANKS 9.9%
Ameriana Bancorp                                                                                                1,755         9,793
Astoria Financial Corp.                                                                                        42,349       697,912
Banco Latinoamericano de Exportaciones, S.A., Class E                                                          96,509     1,385,869
Bank Mutual Corp.                                                                                              83,220       960,359
Bank of Hawaii Corp.                                                                                           17,500       790,475
Carver Bancorp, Inc.                                                                                           13,000        65,000
Centrue Financial Corp.                                                                                         8,242        50,853
CFS Bancorp, Inc.                                                                                              23,432        91,385
Commerce Bancshares, Inc.                                                                                      20,895       918,335
Community Capital Corp.                                                                                         2,969        21,525
Cullen/Frost Bankers, Inc.                                                                                     16,200       821,016
ESB Financial Corp.                                                                                            10,246       110,042
First Citizens BancShares, Inc., Class A                                                                       14,217     2,172,358
First Defiance Financial Corp.                                                                                 25,226       194,997
First Federal Bancshares of Arkansas, Inc.                                                                     16,226       119,261
First M&F Corp.                                                                                                 4,972        40,025
First Merchants Corp.                                                                                           1,980        43,976
First Niagara Financial Group, Inc.                                                                           114,780     1,855,993
FirstMerit Corp.                                                                                               44,800       922,432
Flushing Financial Corp.                                                                                        2,799        33,476
FNB Corp.                                                                                                       9,142        28,706
GS Financial Corp.                                                                                              7,130        83,778
Guaranty Federal Bancshares, Inc.                                                                               6,772        35,959
Hancock Holding Co.                                                                                            32,300     1,468,358
HF Financial Corp.                                                                                             21,664       277,732
Hingham Institution for Savings                                                                                 2,660        66,713
Hopfed Bancorp, Inc.                                                                                            3,401        37,411
Horizon Bancorp                                                                                                 6,873        85,913

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
International Bancshares Corp.                                                                                 22,100       482,443
LSB Financial Corp.                                                                                             2,600        26,286
MutualFirst Financial, Inc.                                                                                     5,483        37,010
National Penn Bancshares, Inc.                                                                                101,350     1,470,588
NewAlliance Bancshares, Inc.                                                                                  369,841     4,870,806
Oriental Financial Group, Inc.                                                                                  2,228        13,479
Park Bancorp, Inc.                                                                                              6,113        27,386
Parkvale Financial Corp.                                                                                       28,120       349,250
Prosperity Bancshares, Inc.                                                                                    45,031     1,332,467
Provident Community Bancshares, Inc.                                                                              600         5,424
Renasant Corp.                                                                                                 11,272       191,962
Rurban Financial Corp.                                                                                          7,696        58,490
Simmons First National Corp., Class A                                                                           2,210        65,129
Southern Missouri Bancorp, Inc.                                                                                 8,300        92,047
Southwest Bancorp, Inc.                                                                                        76,787       995,160
Sun Bancorp, Inc. *                                                                                             9,235        69,170
SVB Financial Group *                                                                                          32,635       856,016
TF Financial Corp.                                                                                             10,476       202,187
UMB Financial Corp.                                                                                            11,500       565,110
United Bancshares, Inc.                                                                                        10,998       102,721
United Western Bancorp, Inc.                                                                                   27,970       261,799
Valley National Bancorp                                                                                        43,025       871,256
Wainwright Bank & Trust Co.                                                                                    19,440       114,113
Wintrust Financial Corp.                                                                                       26,203       538,996
WSFS Financial Corp.                                                                                           25,661     1,231,471
                                                                                                                        -----------
                                                                                                                         28,220,418
CAPITAL GOODS 3.9%
Acuity Brands, Inc.                                                                                            15,646       546,202
Aircastle Ltd.                                                                                                191,262       914,232
Albany International Corp., Class A                                                                             9,740       125,062
Beacon Roofing Supply, Inc. *                                                                                   3,087        42,847
Chicago Rivet & Machine Co.                                                                                     3,420        41,006
EnPro Industries, Inc. *                                                                                       94,245     2,030,037
Esterline Technologies Corp. *                                                                                 25,458       964,604
Federal Signal Corp.                                                                                          124,113     1,018,968
Force Protection, Inc. *                                                                                       53,537       320,151
GrafTech International Ltd. *                                                                                     980         8,154
Griffon Corp. *                                                                                               134,630     1,256,098
Hardinge, Inc.                                                                                                 12,625        51,131
Hurco Cos., Inc. *                                                                                             25,960       311,520
K-Tron International, Inc. *                                                                                   13,737     1,097,586
Lawson Products, Inc.                                                                                           6,954       158,899
Michael Baker Corp. *                                                                                          13,783       508,730
Preformed Line Products Co.                                                                                       865        39,825
Rush Enterprises, Inc., Class A *                                                                              11,618        99,566
SL Industries, Inc. *                                                                                          33,260       292,688
Standex International Corp.                                                                                    18,275       362,576
The L.S. Starrett Co., Class A                                                                                 25,586       411,935
Universal Forest Products, Inc.                                                                                 2,500        67,275
Willis Lease Finance Corp. *                                                                                   49,021       454,425
                                                                                                                        -----------
                                                                                                                         11,123,517

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMERCIAL & PROFESSIONAL SUPPLIES 2.4%
A.T. Cross Co., Class A *                                                                                      15,261        42,426
Casella Waste Systems, Inc., Class A *                                                                         19,928        81,306
CDI Corp.                                                                                                       6,941        89,817
Deluxe Corp.                                                                                                  166,779     2,495,014
Ecology & Environment, Inc., Class A                                                                           15,800       189,284
Franklin Covey Co. *                                                                                           57,639       348,716
GP Strategies Corp. *                                                                                          22,050        99,225
ICT Group, Inc. *                                                                                              28,990       132,774
Industrial Services of America, Inc.                                                                           10,256        54,049
Kelly Services, Inc., Class A                                                                                 142,600     1,855,226
LECG Corp. *                                                                                                   77,242       518,294
Mine Safety Appliances Co.                                                                                     30,841       737,408
Nashua Corp. *                                                                                                  7,594        39,868
National Technical Systems, Inc.                                                                               10,376        38,910
VSE Corp.                                                                                                       5,308       208,233
                                                                                                                        -----------
                                                                                                                          6,930,550
CONSUMER DURABLES & APPAREL 3.9%
American Biltrite, Inc. *                                                                                      18,550        33,390
American Greetings Corp., Class A                                                                              15,625       118,281
Blyth, Inc.                                                                                                    43,779       343,227
CSS Industries, Inc.                                                                                            4,546        80,646
Culp, Inc. *                                                                                                   36,521        72,312
Flexsteel Industries, Inc.                                                                                     21,910       146,578
Jarden Corp. *                                                                                                  3,990        45,885
Liz Claiborne, Inc.                                                                                           340,855       886,223
M.D.C. Holdings, Inc.                                                                                          12,102       366,691
National Presto Industries, Inc.                                                                               13,830     1,064,910
Q.E.P. Co., Inc. *                                                                                             14,297        40,174
Rocky Brands, Inc. *                                                                                           14,124        55,790
The Warnaco Group, Inc. *                                                                                     154,293     3,028,772
Tupperware Brands Corp.                                                                                       211,586     4,803,002
                                                                                                                        -----------
                                                                                                                         11,085,881
CONSUMER SERVICES 4.0%
Ark Restaurants Corp.                                                                                          14,652       167,472
Bob Evans Farms, Inc.                                                                                         152,716     3,119,988
CEC Entertainment, Inc. *                                                                                      54,857     1,330,282
Coinstar, Inc. *                                                                                              111,397     2,173,356
Cracker Barrel Old Country Store, Inc.                                                                         95,354     1,963,339
Frisch's Restaurants, Inc.                                                                                     14,820       279,357
Jackson Hewitt Tax Service, Inc.                                                                               26,455       415,079
LIFE TIME FITNESS, Inc. *                                                                                       4,960        64,232
Regis Corp.                                                                                                    55,980       813,389
Sonic Corp. *                                                                                                   2,880        35,050
Speedway Motorsports, Inc.                                                                                     57,201       921,508
                                                                                                                        -----------
                                                                                                                         11,283,052
DIVERSIFIED FINANCIALS 0.1%
California First National Bancorp                                                                              35,441       234,265

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                     SHARES         ($)
--------                                                                                                    ---------   -----------
ENERGY 1.7%
Adams Resources & Energy, Inc.                                                                                  6,990       118,830
Atlas America, Inc.                                                                                            71,028     1,054,766
Callon Petroleum Co. *                                                                                         30,530        79,378
GulfMark Offshore, Inc. *                                                                                       1,737        41,323
Hornbeck Offshore Services, Inc. *                                                                             19,541       319,300
ION Geophysical Corp. *                                                                                       146,379       502,080
Pioneer Drilling Co. *                                                                                          9,658        53,795
Teekay Corp.                                                                                                  135,814     2,668,745
                                                                                                                        -----------
                                                                                                                          4,838,217
FOOD & STAPLES RETAILING 2.1%
Nash Finch Co.                                                                                                 49,112     2,204,638
The Andersons, Inc.                                                                                             3,140        51,747
The Pantry, Inc. *                                                                                             22,970       492,706
Village Super Market, Inc., Class A                                                                            14,089       808,568
Weis Markets, Inc.                                                                                             17,519       589,164
Winn-Dixie Stores, Inc. *                                                                                     113,090     1,820,749
                                                                                                                        -----------
                                                                                                                          5,967,572
FOOD, BEVERAGE & TOBACCO 2.1%
B&G Foods, Inc., Class A                                                                                       12,260        66,204
Cal-Maine Foods, Inc.                                                                                          64,375     1,847,563
Chiquita Brands International, Inc. *                                                                         146,640     2,167,339
Diamond Foods, Inc.                                                                                             8,471       170,691
HQ Sustainable Maritime Industries Inc. *                                                                         770         6,029
John B. Sanfilippo & Son, Inc. *                                                                               25,070       135,127
Lance, Inc.                                                                                                    17,345       397,894
Omega Protein Corp. *                                                                                          59,008       236,622
Overhill Farms, Inc. *                                                                                         17,480        73,241
Seneca Foods Corp., Class B *                                                                                   6,692       160,608
Tasty Baking Co.                                                                                               33,007       111,894
The Boston Beer Co., Inc., Class A *                                                                           21,692       616,053
                                                                                                                        -----------
                                                                                                                          5,989,265
HEALTH CARE EQUIPMENT & SERVICES 7.2%
Advanced Medical Optics, Inc. *                                                                                60,720       401,359
Allied Healthcare Products, Inc. *                                                                             29,000        84,390
American Dental Partners, Inc. *                                                                               16,529       114,711
American Medical Systems Holdings, Inc. *                                                                      40,760       366,433
AMERIGROUP Corp. *                                                                                             52,468     1,548,855
Anika Therapeutics, Inc. *                                                                                      7,469        22,706
Atrion Corp.                                                                                                    7,584       736,407
Cardiac Science Corp. *                                                                                       109,630       822,225
CONMED Corp. *                                                                                                 82,430     1,973,374
ev3, Inc. *                                                                                                    20,013       122,079
Integra LifeSciences Holdings *                                                                                61,796     2,198,084
Invacare Corp.                                                                                                123,662     1,919,234
Kewaunee Scientific Corp.                                                                                      14,481       130,474
Kindred Healthcare, Inc. *                                                                                     55,803       726,555
MedCath Corp. *                                                                                                36,925       385,497
National Dentex Corp. *                                                                                        10,575        48,116
Orthofix International N.V. *                                                                                  69,572     1,066,539

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                     SHARES         ($)
--------                                                                                                    ---------   -----------
SonoSite, Inc. *                                                                                               69,400     1,324,152
Span-America Medical Systems, Inc.                                                                             15,060       143,221
Symmetry Medical, Inc. *                                                                                      135,990     1,083,840
Universal American Financial Corp. *                                                                          131,716     1,161,735
Wright Medical Group, Inc. *                                                                                  100,713     2,057,567
Zoll Medical Corp. *                                                                                          100,088     1,890,662
                                                                                                                        -----------
                                                                                                                         20,328,215

HOUSEHOLD & PERSONAL PRODUCTS 1.7%
American Oriental Bioengineering, Inc. *                                                                       43,001       291,977
Cascade International, Inc. *(a)(b)(c)                                                                         15,160            --
Chattem, Inc. *                                                                                                10,185       728,533
Elizabeth Arden, Inc. *                                                                                        98,409     1,240,938
Inter Parfums, Inc.                                                                                            60,008       460,862
Natural Alternative International, Inc. *                                                                      34,822       212,414
Nu Skin Enterprises, Inc., Class A                                                                             74,860       780,790
Nutraceutical International Corp. *                                                                            22,113       170,049
Oil-Dri Corp. of America                                                                                        8,711       163,331
Physicians Formula Holdings, Inc. *                                                                            49,357       137,706
Prestige Brands Holdings, Inc. *                                                                                7,975        84,136
Revlon, Inc. Class A *                                                                                         50,814       338,929
Schiff Nutrition International, Inc. *                                                                         57,190       341,424
                                                                                                                        -----------
                                                                                                                          4,951,089
INSURANCE 2.9%
American Physicians Service Group, Inc.                                                                        24,102       518,434
American Safety Insurance Holdings Ltd. *                                                                      29,998       396,274
Argo Group International Holdings Ltd. *                                                                       72,064     2,444,411
Aspen Insurance Holdings Ltd.                                                                                  29,591       717,582
CastlePoint Holdings Ltd.                                                                                      19,370       262,657
National Western Life Insurance Co., Class A                                                                   14,450     2,444,506
PMA Capital Corp., Class A *                                                                                   12,043        85,264
Presidential Life Corp.                                                                                        60,075       594,142
Selective Insurance Group, Inc.                                                                                14,940       342,574
Unico American Corp. *                                                                                         29,995       264,256
Universal Insurance Holdings, Inc.                                                                             78,354       191,184
                                                                                                                        -----------
                                                                                                                          8,261,284
MATERIALS 6.1%
A. Schulman, Inc.                                                                                              97,722     1,661,274
American Pacific Corp. *                                                                                        4,117        33,142
Arch Chemicals, Inc.                                                                                           67,270     1,753,729
Compass Minerals International, Inc.                                                                            3,130       183,606
Continental Materials Corp. *                                                                                   5,749        92,501
Ferro Corp.                                                                                                   169,454     1,194,651
Friedman Industries, Inc.                                                                                      23,084       154,201
Innophos Holdings, Inc.                                                                                        67,336     1,333,926
Innospec, Inc.                                                                                                 60,986       359,208

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                     SHARES         ($)
--------                                                                                                    ---------   -----------
KapStone Paper and Packaging Corp. *                                                                           36,271        86,325
Minerals Technologies, Inc.                                                                                    68,664     2,808,358
Olin Corp.                                                                                                     53,200       961,856
PolyOne Corp. *                                                                                                89,130       280,759
Rock-Tenn Co., Class A                                                                                         25,270       863,729
Schweitzer-Mauduit International, Inc.                                                                         63,020     1,261,660
Stepan Co.                                                                                                     30,423     1,429,577
The Scotts Miracle-Gro Co., Class A                                                                           100,299     2,980,886
                                                                                                                        -----------
                                                                                                                         17,439,388
MEDIA 0.4%
Fisher Communications, Inc.                                                                                     3,809        78,618
Live Nation, Inc. *                                                                                           187,413     1,075,750
                                                                                                                        -----------
                                                                                                                          1,154,368
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7.9%
Albany Molecular Research, Inc. *                                                                              27,196       264,889
Alexion Pharmaceuticals, Inc. *                                                                                79,822     2,888,758
Cambrex Corp. *                                                                                                19,010        87,826
Celera Corp. *                                                                                                 24,890       277,026
CV Therapeutics, Inc. *                                                                                        14,301       131,712
Facet Biotech Corp. *                                                                                          48,583       465,911
Harvard Bioscience, Inc. *                                                                                     72,019       190,850
Martek Biosciences Corp. *                                                                                    119,508     3,622,288
Maxygen, Inc. *                                                                                                64,548       575,768
Medicis Pharmaceutical Corp., Class A                                                                         187,998     2,613,172
Neurocrine Biosciences, Inc. *                                                                                 97,727       312,726
Noven Pharmaceuticals, Inc. *                                                                                   7,040        77,440
OSI Pharmaceuticals, Inc. *                                                                                    79,673     3,111,231
Par Pharmaceutical Cos, Inc. *                                                                                105,390     1,413,280
PDL BioPharma, Inc.                                                                                           242,916     1,501,221
Salix Pharmaceuticals Ltd. *                                                                                   14,870       131,302
Valeant Pharmaceuticals International *                                                                       146,771     3,361,056
Varian, Inc. *                                                                                                 40,149     1,345,393
                                                                                                                        -----------
                                                                                                                         22,371,849
REAL ESTATE 0.9%
CBL & Associates Properties, Inc.                                                                             141,531       919,952
Cedar Shopping Centers, Inc.                                                                                  145,019     1,026,735
Hersha Hospitality Trust                                                                                       12,215        36,645
One Liberty Properties, Inc.                                                                                   28,848       253,862
Ramco-Gershenson Properties Trust                                                                              31,507       194,713
Sunstone Hotel Investors, Inc.                                                                                 20,726       128,294
                                                                                                                        -----------
                                                                                                                          2,560,201
RETAILING 7.0%
AMCON Distributing Co.                                                                                          2,400        39,600
AnnTaylor Stores Corp. *                                                                                       23,499       135,589
AutoNation, Inc. *                                                                                            258,800     2,556,944
Barnes & Noble, Inc.                                                                                           96,630     1,449,450
Christopher & Banks Corp.                                                                                       6,939        38,858
Fred's, Inc., Class A                                                                                          82,370       886,301
Hastings Entertainment, Inc. *                                                                                 26,483        45,816

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                     SHARES         ($)
--------                                                                                                    ---------   -----------
Haverty Furniture Cos., Inc.                                                                                   16,299       152,070
Jo-Ann Stores, Inc. *                                                                                          96,779     1,499,107
Jos. A. Bank Clothiers, Inc. *                                                                                 56,538     1,478,469
Monro Muffler Brake, Inc.                                                                                      23,423       597,286
Netflix, Inc. *                                                                                               138,367     4,135,790
REX Stores Corp. *                                                                                             51,869       418,583
Signet Jewelers Ltd.                                                                                           11,530        99,965
Stage Stores, Inc.                                                                                            107,155       884,029
Systemax, Inc.                                                                                                 43,916       472,975
The Children's Place Retail Stores, Inc. *                                                                     96,900     2,100,792
The Finish Line, Inc., Class A                                                                                 22,910       128,296
The Gymboree Corp. *                                                                                           63,230     1,649,671
The Pep Boys - Manny, Moe & Jack                                                                              160,796       664,087
Zale Corp. *                                                                                                  120,475       401,182
                                                                                                                        -----------
                                                                                                                         19,834,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.5%
Actel Corp. *                                                                                                 107,282     1,257,345
CEVA, Inc. *                                                                                                   72,811       509,677
Cirrus Logic, Inc. *                                                                                          159,564       427,632
FEI Co. *                                                                                                     131,912     2,487,860
Integrated Device Technology, Inc. *                                                                           10,600        59,466
Skyworks Solutions, Inc. *                                                                                    886,572     4,911,609
Standard Microsystems Corp. *                                                                                 120,782     1,973,578
TriQuint Semiconductor, Inc. *                                                                                 41,085       141,332
Veeco Instruments, Inc. *                                                                                     143,500       909,790
                                                                                                                        -----------
                                                                                                                         12,678,289
SOFTWARE & SERVICES 18.3%
CIBER, Inc. *                                                                                                 272,306     1,309,792
Computer Task Group, Inc. *                                                                                    68,846       221,684
CSG Systems International, Inc. *                                                                               3,993        69,758
CSP, Inc. *                                                                                                    19,112        56,763
EarthLink, Inc. *                                                                                             484,492     3,275,166
Edgewater Technology, Inc. *                                                                                   24,668        63,890
Fair Isaac Corp.                                                                                               18,590       313,427
GSI Commerce, Inc. *                                                                                           91,100       958,372
IAC/InterActiveCorp. *                                                                                        178,379     2,805,902
Interwoven, Inc. *                                                                                            120,919     1,523,579
JDA Software Group, Inc. *                                                                                    136,075     1,786,665
Lawson Software, Inc. *                                                                                       543,563     2,576,489
MAXIMUS, Inc.                                                                                                  79,096     2,777,061
Mentor Graphics Corp. *                                                                                       400,600     2,071,102
Ness Technologies, Inc. *                                                                                     160,026       684,911
NetScout Systems, Inc. *                                                                                       95,954       827,123
OPNET Technologies, Inc. *                                                                                      6,059        59,742
Parametric Technology Corp. *                                                                                 194,759     2,463,701
Perot Systems Corp., Class A *                                                                                474,966     6,492,785
Pervasive Software, Inc. *                                                                                     19,310        81,681
QAD, Inc.                                                                                                      48,331       202,507
S1 Corp. *                                                                                                     41,824       329,991
Solera Holdings, Inc. *                                                                                       208,550     5,026,055
SPSS, Inc. *                                                                                                  115,837     3,122,966
SumTotal Systems, Inc. *                                                                                       81,733       232,122
Sybase, Inc. *                                                                                                 96,614     2,393,129

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES         ($)
--------                                                                                                    ---------   -----------
Take-Two Interactive Software, Inc.                                                                           180,614     1,365,442
TechTeam Global, Inc. *                                                                                        53,045       310,313
TIBCO Software, Inc. *                                                                                          8,870        46,035
United Online, Inc.                                                                                           496,585     3,014,271
Websense, Inc. *                                                                                              193,200     2,892,204
Wind River Systems, Inc. *                                                                                    290,633     2,624,416
                                                                                                                        -----------
                                                                                                                         51,979,044
TECHNOLOGY HARDWARE & EQUIPMENT 5.3%
Arris Group, Inc. *                                                                                            26,020       206,859
Astro-Med, Inc.                                                                                                25,734       156,205
Avocent Corp. *                                                                                                 1,830        32,775
Black Box Corp.                                                                                                95,300     2,489,236
Coherent, Inc. *                                                                                              109,851     2,357,403
CTS Corp.                                                                                                      44,201       243,548
Emulex Corp. *                                                                                                391,190     2,730,506
Imation Corp.                                                                                                 123,554     1,676,628
Insight Enterprises, Inc. *                                                                                   246,729     1,702,430
IntriCon Corp. *                                                                                               17,880        64,368
LeCroy Corp. *                                                                                                 29,936        91,305
Measurement Specialties, Inc. *                                                                                64,900       451,055
Mercury Computer Systems, Inc. *                                                                               15,510        97,868
MTS Systems Corp.                                                                                              28,492       759,027
O.I. Corp.                                                                                                     14,700       146,706
Oplink Communications, Inc. *                                                                                  25,499       219,291
OSI Systems, Inc. *                                                                                            68,578       949,805
Perceptron, Inc. *                                                                                             26,405        88,985
Richardson Electronics Ltd.                                                                                    12,374        36,503
Schmitt Industries, Inc. *                                                                                      8,703        30,461
TESSCO Technologies, Inc. *                                                                                    12,042       104,886
Tollgrade Communications, Inc. *                                                                               46,880       224,086
Vicon Industries, Inc. *                                                                                       24,940       139,165
                                                                                                                        -----------
                                                                                                                         14,999,101
TELECOMMUNICATION SERVICES 0.5%
Consolidated Communications Holdings, Inc.                                                                     12,735       151,292
D&E Communications, Inc.                                                                                        8,505        56,983
Hungarian Telephone & Cable Corp. *                                                                             6,900        59,340
Premiere Global Services, Inc. *                                                                               68,048       585,893
SureWest Communications                                                                                        14,740       168,331
USA Mobility, Inc. *                                                                                           39,677       459,063
                                                                                                                        -----------
                                                                                                                          1,480,902
TRANSPORTATION 1.3%
Dynamex, Inc. *                                                                                                21,827       321,948
International Shipholding Corp.                                                                                14,642       370,882
Pacer International, Inc.                                                                                     159,500     1,663,585
Saia, Inc. *                                                                                                    9,725       105,613
SkyWest, Inc.                                                                                                  26,388       490,817
TBS International Ltd., Class A *                                                                              45,300       454,359
USA Truck, Inc. *                                                                                               3,210        44,266
UTI Worldwide, Inc.                                                                                            18,050       258,837
                                                                                                                        -----------
                                                                                                                          3,710,307
UTILITIES 7.9%
Artesian Resources Corp., Class A                                                                              16,684       263,941

LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                     SHARES         ($)
--------                                                                                                    ---------   -----------
Black Hills Corp.                                                                                             128,000     3,450,880
Delta Natural Gas Co., Inc.                                                                                     7,716       187,113
El Paso Electric Co. *                                                                                        194,846     3,524,764
Energy West, Inc.                                                                                               6,389        52,773
IDACORP, Inc.                                                                                                  51,721     1,523,184
New Jersey Resources Corp.                                                                                    125,026     4,919,773
NorthWestern Corp.                                                                                            168,224     3,948,217
Pennichuck Corp.                                                                                                2,440        50,093
PNM Resources, Inc.                                                                                             7,250        73,080
Portland General Electric Co.                                                                                  22,221       432,643
RGC Resources, Inc.                                                                                             3,210        81,855
Southwest Gas Corp.                                                                                            18,150       457,743
UIL Holdings Corp.                                                                                              6,234       187,207
Unisource Energy Corp.                                                                                        110,323     3,239,082
                                                                                                                        -----------
                                                                                                                         22,392,348
                                                                                                                        -----------
TOTAL COMMON STOCK
(COST $388,382,148)                                                                                                     290,174,914
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $388,665,731 and the unrealized appreciation and depreciation were $12,318,907 and ($110,809,724), respectively, with a net unrealized depreciation of ($98,490,817).

*    Non-income producing security.

(a)  Fair-valued by management.

(b)  Bankrupt security/delisted.

(c)  All or a portion of this security has been deemed to be illiquid.

Laudus Trust

Laudus Rosenberg U.S. Small Capitalization Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
----------------                                                  --------------
Level 1 - Quoted Prices                                            $290,174,914
Level 2 - Other Significant Observable Inputs                      $          0
Level 3 - Significant Unobservable Inputs                          $          0
                                                                   ------------
TOTAL                                                              $290,174,914
                                                                   ------------

*    The fund had no Other Financial Instruments.

REG46270DEC08 (02/09)

Laudus Trust

Laudus Rosenberg International Small Capitalization Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                             COST          VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 97.2% COMMON STOCK                                                                                       639,582,290   432,003,155
  1.0% PREFERRED STOCK                                                                                      5,698,666     4,467,064
   --% RIGHTS                                                                                                      --         9,782
   --% WARRANTS                                                                                                    --         4,516
  0.3% OTHER INVESTMENT COMPANIES                                                                           1,330,884     1,330,884
                                                                                                          -----------   -----------
 98.5% TOTAL INVESTMENTS                                                                                  646,611,840   437,815,401
  1.5% OTHER ASSETS AND LIABILITIES, NET                                                                                  6,643,623
                                                                                                                        -----------
100.0% NET ASSETS                                                                                                       444,459,024

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK  97.2% OF NET ASSETS
AUSTRALIA 3.0%
BANKS 0.0%
Bank of Queensland Ltd.                                                                                         5,405        37,757
CAPITAL GOODS 0.2%
AJ Lucas Group Ltd.                                                                                            33,000       108,807
Alesco Corp., Ltd.                                                                                            120,979       236,689
Austal Ltd.                                                                                                   168,307       230,397
Emeco Holdings Ltd.                                                                                         1,256,273       251,242
                                                                                                                        -----------
                                                                                                                            827,135
COMMERCIAL & PROFESSIONAL SUPPLIES 0.3%
Campbell Brothers Ltd.                                                                                         59,608       735,759
Corporate Express Australia Ltd.                                                                              122,012       358,781
Downer EDI Ltd.                                                                                               116,098       311,530
Salmat Ltd.                                                                                                    10,450        23,373
                                                                                                                        -----------
                                                                                                                          1,429,443
CONSUMER SERVICES 0.3%
Crown Ltd.                                                                                                     33,350       139,696
Flight Centre Ltd.                                                                                             68,300       372,913
Navitas Ltd.                                                                                                  362,311       606,782
                                                                                                                        -----------
                                                                                                                          1,119,391
DIVERSIFIED FINANCIALS 0.0%
Perpetual Ltd.                                                                                                  5,215       136,398
Washington H. Soul Pattinson & Co. Ltd.                                                                           301         1,963
                                                                                                                        -----------
                                                                                                                            138,361
ENERGY 0.4%
Australian Worldwide Exploration Ltd. *                                                                       378,103       685,931

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Beach Petroleum Ltd.                                                                                          940,300       635,905
Felix Resources Ltd.                                                                                           65,963       410,254
Pan Pacific Petroleum NL *                                                                                  1,098,111       215,258
                                                                                                                        -----------
                                                                                                                          1,947,348
FOOD & STAPLES RETAILING 0.1%
ABB Grain Ltd.                                                                                                 91,404       489,155
AWB Ltd.                                                                                                       17,200        30,658
                                                                                                                        -----------
                                                                                                                            519,813
FOOD, BEVERAGE & TOBACCO 0.4%
Futuris Corp., Ltd.                                                                                           813,997       368,303
Goodman Fielder Ltd.                                                                                        1,311,800     1,219,459
                                                                                                                        -----------
                                                                                                                          1,587,762
HEALTH CARE EQUIPMENT & SERVICES 0.4%
Ansell Ltd.                                                                                                    26,200       229,398
Healthscope Ltd.                                                                                              203,651       629,867
Primary Health Care Ltd.                                                                                       39,100       134,218
Ramsay Health Care Ltd.                                                                                         6,180        44,910
Sigma Pharmaceuticals Ltd.                                                                                  1,137,173       859,571
                                                                                                                        -----------
                                                                                                                          1,897,964
INSURANCE 0.1%
Tower Australia Group Ltd.                                                                                    343,252       599,229
MATERIALS 0.1%
Forest Enterprises Australia Ltd.                                                                             110,272        21,191
Iluka Resources Ltd. *                                                                                         59,400       193,140
OM Holdings Ltd.                                                                                               81,400        65,796
TFS Corp., Ltd.                                                                                               405,800       232,792
                                                                                                                        -----------
                                                                                                                            512,919
MEDIA 0.1%
Amalgamated Holdings Ltd.                                                                                     118,887       378,069
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.0%
Arana Therapeutics Ltd. *                                                                                     254,440       148,650
REAL ESTATE 0.2%
Bunnings Warehouse Property Trust                                                                              80,161        92,229
ING Office Fund                                                                                             1,112,079       632,435
Macquarie Office Trust                                                                                        211,600        36,345
                                                                                                                        -----------
                                                                                                                            761,009
RETAILING 0.2%
ARB Corp., Ltd.                                                                                                 4,362         8,688
David Jones Ltd.                                                                                              112,812       251,586
JB Hi-Fi Ltd.                                                                                                  26,317       179,068
Pacific Brands Ltd.                                                                                         1,070,700       322,828
Reject Shop Ltd.                                                                                               48,200       338,785
                                                                                                                        -----------
                                                                                                                          1,100,955
SOFTWARE & SERVICES 0.0%
Data#3 Ltd.                                                                                                     5,631        18,698
TELECOMMUNICATION SERVICES 0.1%
iiNET Ltd.                                                                                                    268,300       227,833

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
UTILITIES 0.1%
Energy Developments Ltd.                                                                                      169,567       278,259
                                                                                                                        -----------
                                                                                                                         13,530,595
AUSTRIA 0.1%
CONSUMER DURABLES & APPAREL 0.0%
Linz Textil Holding AG                                                                                             76        10,670
DIVERSIFIED FINANCIALS 0.0%
Wiener Privatbank Immobillieninvest AG                                                                            425         8,544
REAL ESTATE 0.1%
Conwert Immobilien Invest SE *                                                                                102,707       466,443
SOFTWARE & SERVICES 0.0%
S&T System Integration & Technology Distribution AG *                                                           4,341        53,588
                                                                                                                        -----------
                                                                                                                            539,245
BELGIUM 1.7%
CAPITAL GOODS 0.0%
Accentis *                                                                                                  1,474,524       204,966
Societe Anonyme Belge de Constructions Aeronautques (c)                                                           681        12,070
                                                                                                                        -----------
                                                                                                                            217,036
CONSUMER DURABLES & APPAREL 0.0%
Jensen Group N.V.                                                                                              12,000        86,400
DIVERSIFIED FINANCIALS 0.2%
Banque Nationale de Belgique                                                                                      219       748,185
FOOD & STAPLES RETAILING 0.6%
Delhaize Group                                                                                                 45,132     2,789,908
FOOD, BEVERAGE & TOBACCO 0.0%
Pinguin N.V. *                                                                                                    313         4,807
MATERIALS 0.6%
Recticel S.A.                                                                                                  49,772       282,881
Solvay S.A.                                                                                                     4,258       316,184
Tessenderlo Chemie N.V.                                                                                        66,754     2,020,944
                                                                                                                        -----------
                                                                                                                          2,620,009
REAL ESTATE 0.0%
Immobel                                                                                                         2,752        57,497
RETAILING 0.2%
S.A. D'Ieteren N.V.                                                                                             7,336       771,331
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Barco N.V.                                                                                                      4,577       114,875
Punch International N.V. *                                                                                      9,102       238,701
                                                                                                                        -----------
                                                                                                                            353,576
                                                                                                                        -----------
                                                                                                                          7,648,749
CANADA 5.3%
BANKS 0.2%
Canadian Western Bank                                                                                             330         3,309

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Laurentian Bank of Canada                                                                                      30,100       841,191
                                                                                                                        -----------
                                                                                                                            844,500
CAPITAL GOODS 0.0%
Toromont Industries Ltd.                                                                                        2,360        43,950
COMMERCIAL & PROFESSIONAL SUPPLIES 0.4%
BFI Canada Ltd. *                                                                                             106,860       908,894
Stantec, Inc. *                                                                                                40,578       991,030
                                                                                                                        -----------
                                                                                                                          1,899,924
CONSUMER DURABLES & APPAREL 0.0%
Dorel Industries, Inc., Class B                                                                                 6,010       136,314
ENERGY 1.1%
Addax Petroleum Corp.                                                                                          18,070       308,705
Advantage Energy Income Fund                                                                                   15,540        64,451
Daylight Resources Trust                                                                                      100,710       637,137
Freehold Royalty Trust                                                                                         73,400       623,707
Mullen Group Income Fund                                                                                       83,400       862,036
Pembina Pipeline Income Fund                                                                                   15,900       196,287
Penn West Energy Trust                                                                                         50,677       557,057
Petro-Canada                                                                                                   19,700       426,394
Progress Energy Trust                                                                                          16,830       122,016
Provident Energy Trust                                                                                         12,830        55,602
Savanna Energy Services Corp.                                                                                 133,150       862,859
                                                                                                                        -----------
                                                                                                                          4,716,251
FOOD & STAPLES RETAILING 0.4%
Alimentation Couche Tard, Inc., Class B                                                                        90,580     1,059,518
Empire Co., Ltd., Class A                                                                                      16,900       667,239
                                                                                                                        -----------
                                                                                                                          1,726,757
FOOD, BEVERAGE & TOBACCO 0.2%
Maple Leaf Foods, Inc.                                                                                         29,000       260,049
Viterra, Inc. *                                                                                                99,160       763,078
                                                                                                                        -----------
                                                                                                                          1,023,127
INSURANCE 0.3%
Industrial Alliance Insurance & Financial Services, Inc.                                                       30,250       571,185
Northbridge Financial Corp.                                                                                    18,070       569,253
Power Corp. of Canada                                                                                           3,500        63,564
                                                                                                                        -----------
                                                                                                                          1,204,002
MATERIALS 0.4%
Canfor Corp. *                                                                                                124,890       768,865
IAMGOLD Corp.                                                                                                  17,600       108,352
West Fraser Timber Co., Ltd.                                                                                   35,400       911,883
                                                                                                                        -----------
                                                                                                                          1,789,100
MEDIA 0.3%
Cogeco Cable, Inc.                                                                                             17,820       498,152
Corus Entertainment, Inc., Class B                                                                                800         9,053
Quebecor, Inc., Class B                                                                                        61,800       982,692
                                                                                                                        -----------
                                                                                                                          1,489,897
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.3%
Biovail Corp.                                                                                                 115,330     1,078,095

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
MDS, Inc. *                                                                                                    63,590       388,906
                                                                                                                        -----------
                                                                                                                          1,467,001
REAL ESTATE 0.4%
BPO Properties Ltd.                                                                                               300         5,832
Calloway Real Estate Investment Trust                                                                          88,980       818,083
FirstService Corp. *                                                                                           27,760       359,565
MI Developments, Inc., Class A                                                                                 88,500       651,652
                                                                                                                        -----------
                                                                                                                          1,835,132
RETAILING 0.2%
Leon's Furniture Ltd.                                                                                          59,000       430,134
RONA, Inc. *                                                                                                   34,230       332,734
Sears Canada, Inc. *                                                                                            3,700        53,619
                                                                                                                        -----------
                                                                                                                            816,487
SOFTWARE & SERVICES 0.4%
CGI Group, Inc., Class A *                                                                                     85,200       662,552
Open Text Corp. *                                                                                              40,300     1,207,531
                                                                                                                        -----------
                                                                                                                          1,870,083
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Celestica, Inc. *                                                                                             199,380       912,513
TELECOMMUNICATION SERVICES 0.0%
Manitoba Telecom Services, Inc.                                                                                   200         5,829
UTILITIES 0.5%
ATCO Ltd., Class I                                                                                             21,100       642,486
Canadian Utilities Ltd., Class B                                                                                1,950        63,973
Emera, Inc.                                                                                                    35,300       634,799
Fortis, Inc.                                                                                                   31,300       623,465
                                                                                                                        -----------
                                                                                                                          1,964,723
                                                                                                                        -----------
                                                                                                                         23,745,590
CAYMAN ISLANDS 0.0%
MATERIALS 0.0%
Yip's Chemical Holdings Ltd.                                                                                   32,000         8,604
REAL ESTATE 0.0%
HKR International Ltd.                                                                                         84,800        18,596
UTILITIES 0.0%
Towngas China Co., Ltd. *                                                                                      48,000         9,537
                                                                                                                        -----------
                                                                                                                             36,737
CHINA 0.3%
CONSUMER DURABLES & APPAREL 0.1%
Weiqiao Textile Co., Ltd., Class H                                                                            927,000       322,665
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.0%
China Shineway Pharmaceutical Group Ltd.                                                                       18,000        10,160
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Digital China Holdings Ltd.                                                                                   119,000        34,550
Great Wall Technology Co., Ltd., Class H *                                                                      6,000           525
                                                                                                                        -----------
                                                                                                                             35,075

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TRANSPORTATION 0.2%
Sichuan Expressway Co., Ltd., Class H *                                                                     4,159,000       794,544
                                                                                                                        -----------
                                                                                                                          1,162,444
DENMARK 0.8%
BANKS 0.0%
Ostjydsk Bank A/S                                                                                                 658        49,567
CAPITAL GOODS 0.2%
DLH A/S, Class B                                                                                               31,547       154,447
Monberg & Thorsen A/S, Class B                                                                                  7,500       221,530
Ove Arkil Holding A/S, Class B                                                                                    899        93,873
Per Aarsleff A/S, Class B                                                                                       7,416       507,345
                                                                                                                        -----------
                                                                                                                            977,195
MATERIALS 0.4%
Auriga Industries A/S, Class B                                                                                106,963     1,837,644
REAL ESTATE 0.1%
TK Development A/S *                                                                                           47,059       182,474
Tower Group A/S *                                                                                               4,651         8,759
                                                                                                                        -----------
                                                                                                                            191,233
TRANSPORTATION 0.1%
DFDS A/S                                                                                                        5,770       435,173
                                                                                                                        -----------
                                                                                                                          3,490,812
FINLAND 1.7%
CAPITAL GOODS 0.4%
Cargotec Corp., B Shares                                                                                        1,828        21,240
Cramo Oyj                                                                                                     169,408     1,115,308
Larox Oyj                                                                                                      24,816       160,359
Lemminkainen Oyj                                                                                                1,802        33,203
PKC Group Oyj                                                                                                  82,950       381,298
Raute Oyj, A Shares                                                                                             3,604        32,582
                                                                                                                        -----------
                                                                                                                          1,743,990
MATERIALS 0.5%
Kemira Oyj                                                                                                    266,797     2,241,967
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Okmetic Oyj                                                                                                    60,000       201,378
SOFTWARE & SERVICES 0.7%
Digia plc                                                                                                      73,761       192,500
TietoEnator Oyj                                                                                               271,918     2,991,509
                                                                                                                        -----------
                                                                                                                          3,184,009
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Scanfil Oyj                                                                                                    57,493       164,637
                                                                                                                        -----------
                                                                                                                          7,535,981
FRANCE  8.4%
CAPITAL GOODS  2.1%
Compagnie Industrielle et Financiere d' Entreprises                                                             2,392       144,637
Ginger (Groupe Ingenierie Europe)                                                                               8,834       134,244

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Nexans S.A.                                                                                                    31,600     1,892,279
Securidev S.A.                                                                                                    356         7,709
Thales S.A.                                                                                                   168,000     7,036,381
                                                                                                                        -----------
                                                                                                                          9,215,250
COMMERCIAL & PROFESSIONAL SUPPLIES 0.1%
Assystem                                                                                                       77,028       597,991
Groupe Crit                                                                                                       878        11,159
                                                                                                                        -----------
                                                                                                                            609,150
CONSUMER DURABLES & APPAREL 0.2%
Thomson *                                                                                                     641,860       868,921
CONSUMER SERVICES 0.1%
Compagnie des Alpes                                                                                             4,130       139,386
Pierre & Vacances                                                                                               3,129       166,782
                                                                                                                        -----------
                                                                                                                            306,168
FOOD, BEVERAGE & TOBACCO 0.1%
Sucriere de Pithiviers Le Vieil                                                                                   266       171,185
Vranken - Pommery Monopole                                                                                      3,746       105,078
                                                                                                                        -----------
                                                                                                                            276,263
INSURANCE 0.1%
CNP Assurances                                                                                                  4,667       339,098
MATERIALS 0.6%
Arkema                                                                                                         94,400     1,626,834
Gascogne                                                                                                        1,170        53,026
Gevelot                                                                                                         3,516        78,955
Guillin Emballages                                                                                                 60         2,689
Rougier S.A.                                                                                                    2,620        84,919
Sequana                                                                                                       150,169       907,638
                                                                                                                        -----------
                                                                                                                          2,754,061
MEDIA 0.8%
Havas S.A.                                                                                                    283,516       587,589
Publicis Groupe                                                                                               108,809     2,808,135
                                                                                                                        -----------
                                                                                                                          3,395,724
REAL ESTATE 0.0%
Acanthe Developpement S.A.                                                                                     37,981        65,960
SOFTWARE & SERVICES  3.4%
Altran Technologies S.A. *                                                                                    425,503     1,626,749
Atos Origin S.A.                                                                                              138,685     3,490,720
Aubay                                                                                                          58,060       208,037
Ausy *                                                                                                          3,013        60,828
Cap Gemini S.A.                                                                                               208,500     8,062,059
CS Communication & Systemes                                                                                     9,315        64,880
ESI Group *                                                                                                     9,000        87,926
GFI Informatique                                                                                               37,935       136,543
Groupe Steria S.C.A.                                                                                           86,239       967,388
Jet Multimedia                                                                                                 15,000        99,560
Linedata Services                                                                                              51,106       321,541
Sopra Group                                                                                                     1,042        36,384
Tessi S.A.                                                                                                      3,864       134,742
                                                                                                                        -----------
                                                                                                                         15,297,357
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
HF Co.                                                                                                          1,890        15,981

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TRANSPORTATION 0.9%
Air France-KLM                                                                                                279,028     3,598,424
Norbert Dentressangle                                                                                           8,807       339,234
Touax                                                                                                           2,050        49,438
                                                                                                                        -----------
                                                                                                                          3,987,096
                                                                                                                        -----------
                                                                                                                         37,131,029
GERMANY  5.5%
AUTOMOBILES & COMPONENTS 0.3%
Bertrandt AG                                                                                                   22,809       571,162
Grammer AG                                                                                                     52,181       512,772
Ruecker AG                                                                                                     25,855       184,836
                                                                                                                        -----------
                                                                                                                          1,268,770
CAPITAL GOODS  1.7%
Bilfinger Berger AG                                                                                            14,486       775,341
Demag Cranes AG                                                                                                40,169     1,097,620
Deutsche Steinzeug Cremer & Breuer AG *                                                                         8,475         6,034
Duerr AG                                                                                                       51,356       902,312
Gesco AG                                                                                                        8,232       505,150
Gildemeister AG                                                                                               170,000     1,952,788
Indus Holding AG                                                                                               50,869       959,724
KSB AG                                                                                                          1,376       691,593
Muehlbauer Holding AG & Co.                                                                                     5,460       132,060
Schuler AG *                                                                                                    2,514        12,476
Tognum AG                                                                                                      27,527       356,751
Westag & Getalit AG                                                                                             2,631        42,494
                                                                                                                        -----------
                                                                                                                          7,434,343
CONSUMER SERVICES 0.0%
IFA Hotel & Touristik AG *                                                                                      5,170        28,307
DIVERSIFIED FINANCIALS 0.0%
ADCapital AG                                                                                                      498         3,754
FOOD & STAPLES RETAILING 0.0%
WASGAU Produktions & Handels AG                                                                                 1,500        10,151
FOOD, BEVERAGE & TOBACCO 0.3%
Frosta AG                                                                                                       4,880       112,275
Sektkellerei Schloss Wachenheim AG                                                                             21,039       126,940
Suedzucker AG                                                                                                  62,866       952,400
                                                                                                                        -----------
                                                                                                                          1,191,615
HEALTH CARE EQUIPMENT & SERVICES 0.4%
Fresenius SE                                                                                                   32,365     1,633,371
MATERIALS  1.1%
Lanxess                                                                                                       242,596     4,730,618
RETAILING 0.0%
Hornbach Baumarkt Aktiengesellschaft AG                                                                         2,542       109,073
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
ELMOS Semiconductor AG *                                                                                       33,286       106,719

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
SOFTWARE & SERVICES 0.2%
Bechtle AG                                                                                                     15,839       307,956
Integralis AG *                                                                                                33,677       153,350
PC- Ware AG                                                                                                    16,089       369,712
REALTECH AG                                                                                                    13,166        96,711
syzygy AG                                                                                                      53,528       220,243
USU Software AG                                                                                                 8,700        26,671
                                                                                                                        -----------
                                                                                                                          1,174,643
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Augusta Technologie AG *                                                                                       27,989       380,169
Euromicron AG                                                                                                  25,107       366,057
Funkwerk AG                                                                                                    38,000       297,519
Hyrican Informationssystems AG                                                                                  6,000        46,424
                                                                                                                        -----------
                                                                                                                          1,090,169
TRANSPORTATION 0.5%
D. Logistics AG *                                                                                             159,124       255,574
Deutsche Lufthansa AG ADR                                                                                     119,157     1,959,401
                                                                                                                        -----------
                                                                                                                          2,214,975
UTILITIES 0.8%
MVV Energie AG                                                                                                 78,000     3,511,861
                                                                                                                        -----------
                                                                                                                         24,508,369
GREECE 0.0%
BANKS 0.0%
Bank of Greece                                                                                                     86         4,615
HONG KONG  2.2%
BANKS 0.3%
Dah Sing Banking Group Ltd.                                                                                   488,600       354,589
Hongkong Chinese Ltd.                                                                                         180,000        16,395
Industrial & Commercial Bank of China (Asia) Ltd.                                                             784,000       844,150
                                                                                                                        -----------
                                                                                                                          1,215,134
CAPITAL GOODS 0.1%
Chen Hsong Holdings Ltd.                                                                                      426,000        76,574
Chevalier International Holdings Ltd.                                                                         192,000        96,717
Miramar Hotel & Investment Co., Ltd.                                                                          326,000       221,367
Shui On Construction & Materials Ltd.                                                                          88,000        69,006
                                                                                                                        -----------
                                                                                                                            463,664
CONSUMER DURABLES & APPAREL 0.2%
Texwinca Holdings Ltd.                                                                                      1,202,000       512,542
Truly International Holdings Ltd.                                                                             262,000       140,702
USI Holdings Ltd.                                                                                             514,727        82,194
                                                                                                                        -----------
                                                                                                                            735,438
CONSUMER SERVICES 0.0%
Mandarin Oriental International Ltd.                                                                          131,000       129,695
Star Cruises Ltd. *                                                                                           171,000        13,300
                                                                                                                        -----------
                                                                                                                            142,995

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
DIVERSIFIED FINANCIALS 0.2%
Allied Group Ltd.                                                                                             207,600       349,933
Allied Properties (H.K.) Ltd.                                                                               2,760,000       269,880
Asia Financial Holdings Ltd.                                                                                  526,000       142,456
COL Capital Ltd.                                                                                              753,000        57,401
Lippo Ltd.                                                                                                    100,000        19,654
Public Financial Holdings Ltd.                                                                                100,000        37,440
                                                                                                                        -----------
                                                                                                                            876,764
FOOD, BEVERAGE & TOBACCO 0.0%
Pacific Andes (Holdings) Ltd.                                                                                  49,000         6,191
MATERIALS 0.0%
Minmetals Resources Ltd.                                                                                       68,000         9,983
REAL ESTATE 0.5%
Champion Real Estate Investment Trust                                                                         424,000       114,381
China Motor Bus Co., Ltd.                                                                                       4,000        20,587
Emperor International Holdings Ltd.                                                                            16,000         1,388
Hong Kong Ferry (Holdings) Co., Ltd.                                                                          226,280       120,239
Melbourne Enterprises Ltd.                                                                                      2,000        12,667
Pacific Century Premium Developments Ltd. *                                                                 3,759,000       859,274
Soundwill Holdings Ltd.                                                                                       580,000       137,947
Tai Cheung Holdings Ltd.                                                                                    1,167,520       439,794
Tai Sang Land Developement Ltd.                                                                               101,000        30,661
Tian An China Investments Co., Ltd.                                                                            20,000         4,799
Wheelock Properties Ltd.                                                                                    1,065,000       415,983
                                                                                                                        -----------
                                                                                                                          2,157,720
RETAILING 0.1%
Aeon Stores Hong Kong Co., Ltd.                                                                                 4,000         4,664
Chow Sang Sang Holdings International Ltd.                                                                    174,000        90,306
Goldlion Holdings Ltd.                                                                                        300,000        39,977
Tan Chong International Ltd.                                                                                1,254,000       178,448
Wing On Co. International Ltd.                                                                                276,500       293,275
                                                                                                                        -----------
                                                                                                                            606,670
SOFTWARE & SERVICES 0.0%
SUNeVision Holdings Ltd.                                                                                      579,280        37,581
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
CCT Telecom Holdings Ltd.                                                                                     404,000        18,125
Champion Technology Holdings Ltd.                                                                           4,363,582       150,244
VTech Holdings Ltd.                                                                                           255,000     1,080,287
                                                                                                                        -----------
                                                                                                                          1,248,656
TELECOMMUNICATION SERVICES 0.2%
Asia Satellite Telecommunications Holdings Ltd.                                                               457,500       448,633
SmarTone Telecommunications Holdings Ltd.                                                                     512,500       381,123
                                                                                                                        -----------
                                                                                                                            829,756

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TRANSPORTATION 0.3%
Road King Infrastructure Ltd.                                                                                 136,000        51,109
Transport International Holdings Ltd.                                                                         484,800     1,207,568
                                                                                                                        -----------
                                                                                                                          1,258,677
                                                                                                                        -----------
                                                                                                                          9,589,229
IRELAND 0.2%
CONSUMER DURABLES & APPAREL 0.0%
Abbey plc                                                                                                      15,931        73,548
FOOD & STAPLES RETAILING 0.2%
Total Produce plc                                                                                           1,608,382       553,373
FOOD, BEVERAGE & TOBACCO 0.0%
Donegal Creameries plc                                                                                          8,185        32,283
                                                                                                                        -----------
                                                                                                                            659,204
ISRAEL 0.0%
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Dmatek Ltd. *                                                                                                  55,959       158,554
ITALY 4.2%
AUTOMOBILES & COMPONENTS 0.6%
Pirelli & C. S.p.A.                                                                                         7,482,000     2,825,775
BANKS 0.5%
Banca Piccolo Credito Valtellinese Scarl                                                                        2,085        20,704
Banca Popolare dell'Emilia Romagna Scrl                                                                        19,474       271,729
Banca Popolare di Milano Scarl                                                                                326,106     1,960,204
Banco di Sardegna S.p.A.                                                                                        3,288        36,994
Credito Bergamasco S.p.A.                                                                                         449        15,008
                                                                                                                        -----------
                                                                                                                          2,304,639
CAPITAL GOODS 1.2%
Astaldi S.p.A.                                                                                                315,378     1,797,493
C.I.R. S.p.A. - Compagnie Industriali Riunite                                                                  31,518        32,934
Cofide S.p.A. - Compagnia Finanziaria De Benedetti                                                          2,247,453     1,186,372
Danieli S.p.A. - Officine Meccaniche Danieli & C.                                                             144,000     1,562,381
Gruppo Ceramiche Ricchetti S.p.A.                                                                               6,339         9,042
Irce SpA                                                                                                       14,133        29,489
Vianini Lavori S.p.A.                                                                                         118,000       665,767
                                                                                                                        -----------
                                                                                                                          5,283,478
CONSUMER DURABLES & APPAREL 0.2%
Safilo Group S.p.A.                                                                                           707,096       612,155
FOOD, BEVERAGE & TOBACCO 0.0%
La Doria S.p.A. *                                                                                              20,301        29,800
HEALTH CARE EQUIPMENT & SERVICES 0.1%
El.En. S.p.A.                                                                                                  15,350       301,431

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Mirato S.p.A.                                                                                                  51,665       334,120
INSURANCE 1.0%
Unipol Gruppo Finanziario S.p.A.                                                                            2,850,028     4,466,754
MATERIALS 0.0%
KME Group                                                                                                     244,974       154,962
REAL ESTATE 0.0%
Pirelli & C. Real Estate S.p.A.                                                                                    24           140
SOFTWARE & SERVICES 0.2%
Engineering Ingegneria Informatica S.p.A.                                                                      29,038       612,029
Reply S.p.A.                                                                                                    5,265       121,788
                                                                                                                        -----------
                                                                                                                            733,817
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Gefran S.p.A.                                                                                                  39,000       164,179
TRANSPORTATION 0.0%
Autostrade Meridionali S.p.A.                                                                                     216         2,599
UTILITIES 0.3%
ACEA S.p.A.                                                                                                    26,526       361,545
Iride S.p.A.                                                                                                  689,230       922,499
                                                                                                                        -----------
                                                                                                                          1,284,044
                                                                                                                        -----------
                                                                                                                         18,497,893
JAPAN 27.5%
AUTOMOBILES & COMPONENTS 0.6%
Ahresty Corp.                                                                                                   5,200        16,573
Aisan Industry Co., Ltd.                                                                                       71,700       353,311
Calsonic Kansei Corp.                                                                                          84,000       120,013
Fuji Oozx., Inc.                                                                                                1,000         2,946
H-One Co., Ltd.                                                                                                   300         1,321
HI-LEX Corp.                                                                                                   72,800       615,317
Ichishin Co., Ltd.                                                                                             29,000        96,504
Kikuchi Co., Ltd.                                                                                               2,000        15,404
Mikuni Corp.                                                                                                   25,000        32,657
Murakami Corp.                                                                                                  2,000        10,391
Nihon Plast Co., Ltd.                                                                                          10,900        33,534
Nittan Valve Co., Ltd.                                                                                          8,000        20,289
Piolax, Inc.                                                                                                    6,100        82,473
Showa Corp.                                                                                                    33,500       118,427
SOFT99 Corp.                                                                                                   29,400       161,020
Suncall Corp.                                                                                                  27,000        72,073
Tachi-S Co., Ltd.                                                                                               5,900        31,867
TBK Co., Ltd.                                                                                                   3,000         4,947
Tigers Polymer Corp.                                                                                            8,300        31,821
Topre Corp.                                                                                                    57,000       420,188
TS Tech Co., Ltd.                                                                                              69,900       411,596
Univance Corp.                                                                                                  9,600        23,471
                                                                                                                        -----------
                                                                                                                          2,676,143
BANKS 3.5%
Sapporo Hokuyo Holdings, Inc. (a)                                                                                 219       843,144
The 77 Bank Ltd.                                                                                                7,000        38,102
The Aichi Bank Ltd.                                                                                            24,600     1,873,606
The Akita Bank Ltd.                                                                                             1,000         4,310

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
The Bank of Nagoya Ltd.                                                                                         1,000         5,547
The Bank of Saga Ltd.                                                                                          93,000       345,920
The Biwako Bank Ltd.                                                                                            1,000         1,324
The Chiba Kogyo Bank Ltd. *                                                                                    60,300       864,520
The Daishi Bank Ltd.                                                                                           23,000       102,276
The Eighteenth Bank Ltd.                                                                                      403,000     1,507,738
The Higashi-Nippon Bank Ltd.                                                                                  367,000     1,278,357
The Higo Bank Ltd.                                                                                             51,000       321,904
The Hokuetsu Bank Ltd.                                                                                         11,000        24,934
The Hyakugo Bank Ltd.                                                                                         314,000     1,900,314
The Hyakujushi Bank Ltd.                                                                                       25,000       142,304
The Kagawa Bank Ltd.                                                                                           35,000       188,999
The Keiyo Bank Ltd.                                                                                           118,000       608,358
The Kita-Nippon Bank Ltd.                                                                                       5,100       154,135
The Mie Bank Ltd.                                                                                              81,000       331,561
The Minato Bank Ltd.                                                                                            8,000        12,434
The Nishi-Nippon City Bank Ltd.                                                                               471,000     1,369,925
The San-in Godo Bank Ltd.                                                                                     210,000     1,702,903
The Taiko Bank Ltd.                                                                                            63,000       163,895
The Tochigi Bank Ltd.                                                                                          62,000       379,067
The Toho Bank Ltd.                                                                                             44,000       193,914
The Yachiyo Bank Ltd. (a)                                                                                         144       452,730
The Yamanashi Chuo Bank Ltd.                                                                                  160,000       942,160
                                                                                                                        -----------
                                                                                                                         15,754,381
CAPITAL GOODS 5.0%
Aichi Electric Co., Ltd.                                                                                        3,000         5,997
Aida Engineering Ltd.                                                                                         209,300       766,890
C-Cube Corp.                                                                                                   84,900       243,324
Chodai Co., Ltd.                                                                                               23,000        65,223
Chudenko Corp.                                                                                                 91,700     1,561,094
CTI Engineering Co., Ltd.                                                                                      43,500       337,190
Daiichi Kensetu Corp.                                                                                           8,000        50,459
Denkyosha Co., Ltd.                                                                                            20,000       113,597
Fuji Electric Holdings Co., Ltd.                                                                              563,000       848,239
Fuji Machine Manufacturing Co., Ltd.                                                                          121,600     1,044,438
Fujitec Co., Ltd.                                                                                               2,000         7,228
Furusato Industries Ltd.                                                                                       28,300       302,986
Futaba Corp.                                                                                                   69,200       881,198
Inabata & Co., Ltd.                                                                                            18,900        59,523
Ishikawajima Transportation Machinery Co., Ltd.                                                                43,000       159,821
Japan Pulp & Paper Co., Ltd.                                                                                  225,000       737,444
Kamei Corp.                                                                                                    93,000       502,684
Kanaden Corp.                                                                                                 104,000       595,038
Koatsu Kogyo Co., Ltd.                                                                                         25,000        55,571
Komori Corp.                                                                                                   31,200       342,880
Kowa Spinning Co., Ltd.                                                                                        12,000        36,414
Kuroda Electric Co., Ltd.                                                                                       1,900        17,878
Maeda Corp.                                                                                                   140,000       568,464
Marufuji Sheet Piling Co., Ltd.                                                                                29,000        40,777
Mitani Corp.                                                                                                   28,100       133,293
Miyachi Corp.                                                                                                  32,900       178,546
Musashi Co., Ltd.                                                                                                 500         7,521
Nagase & Co., Ltd.                                                                                            157,000     1,525,145
Nakano Refrigerators Co., Ltd.                                                                                  1,800        14,265
Nichireki Co., Ltd.                                                                                            11,000        37,591
Nihon Decoluxe Co., Ltd. (c)                                                                                    2,000        10,436

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Nippo Corp.                                                                                                   209,000     1,773,467
Nippon Thompson Co., Ltd.                                                                                     153,000       641,875
Nishimatsu Construction Co., Ltd.                                                                             696,000     1,042,768
Nissei Plastic Industrial Co., Ltd.                                                                            68,300       195,454
Nitto Kogyo Corp.                                                                                              97,700       889,668
Ohmoto Gumi Co., Ltd.                                                                                          34,000        88,141
Okaya & Co., Ltd.                                                                                                 500         4,717
Oki Wintech Co., Ltd.                                                                                          34,000       197,357
Onoken Co., Ltd.                                                                                               47,300       459,130
Original Engineering Consultants Co., Ltd.                                                                      3,500         6,158
Rheon Automatic Machinery Co., Ltd.                                                                             2,000         6,020
Sankyo Rikagaku Co., Ltd.                                                                                      17,000       161,932
Sanso Electric Co., Ltd. *                                                                                     30,000        80,750
SEC Carbon Ltd.                                                                                                13,000        50,171
Seibu Electric Industry Co., Ltd.                                                                              66,000       309,261
Senshu Electric Co., Ltd.                                                                                      14,700       179,106
ShinMaywa Industries Ltd.                                                                                     296,000       790,554
Sintokogio Ltd.                                                                                                33,400       228,522
Solcom Co., Ltd.                                                                                                1,000         2,660
Sugimoto & Co., Ltd.                                                                                            3,100        32,209
Sumikin Bussan Corp.                                                                                            8,000        19,830
Taisei Oncho Co., Ltd.                                                                                         43,000       129,498
Taisei Rotec Corp.                                                                                            222,000       309,065
Takeuchi Mfg Co., Ltd.                                                                                         43,900       421,390
The Nippon Road Co., Ltd.                                                                                      75,000       137,880
Toenec Corp.                                                                                                   15,000        88,494
Totech Corp.                                                                                                   40,000       118,068
Trinity Industrial Corp.                                                                                        1,000         3,631
Trusco Nakayama Corp.                                                                                          91,900     1,185,580
Tsurumi Manufacturing Co., Ltd.                                                                                14,000       105,668
Tsuzuki Denki Co., Ltd.                                                                                         5,000        14,038
Uehara Sei Shoji Co., Ltd.                                                                                     51,000       191,506
Wakita & Co., Ltd.                                                                                             49,000       206,077
YAMABIKO Corp. *                                                                                               25,338       247,370
Yondenko Corp.                                                                                                119,000       699,102
Yurtec Corp.                                                                                                    9,000        55,344
                                                                                                                        -----------
                                                                                                                         22,323,615
COMMERCIAL & PROFESSIONAL SUPPLIES 0.1%
EJ Holdings, Inc.                                                                                                 120        13,747
FujiStaff Holdings, Inc.                                                                                           64         9,932
Kawanishi Warehouse Co., Ltd.                                                                                   7,000        40,155
Kimura Unity Co., Ltd.                                                                                          2,500        21,325
Kokuyo Co., Ltd.                                                                                                6,300        45,849
Temp Holdings Co., Ltd. *                                                                                       5,200        41,244
Teraoka Seisakusho Co., Ltd.                                                                                      100           513
Wesco, Inc.                                                                                                    51,000        75,886
                                                                                                                        -----------
                                                                                                                            248,651
CONSUMER DURABLES & APPAREL 1.6%
Charle Co., Ltd.                                                                                                  500         2,117
Cleanup Corp.                                                                                                   4,000        16,434
Corona Corp.                                                                                                   36,200       364,325
Fuji Corp.                                                                                                     16,000        87,610
Fujix Ltd.                                                                                                     11,000        32,290
Hitachi Koki Co., Ltd.                                                                                        111,300       935,939
Ichikawa Co., Ltd.                                                                                             79,000       267,103
Jichodo Co., Ltd.                                                                                              16,000       131,072

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Kurabo Industries Ltd.                                                                                        659,000     1,099,895
Kyowa Leather Cloth Co., Ltd.                                                                                   2,000        11,548
Mitsui Home Co., Ltd.                                                                                           3,000        14,999
Miyuki Holdings Co., Ltd.                                                                                      12,000        26,654
Onward Holdings Co., Ltd.                                                                                      73,000       581,861
Pressance Corp.                                                                                                     7         7,908
Roland Corp.                                                                                                   66,300       890,629
Sanei-International Co., Ltd.                                                                                  37,700       372,102
SRI Sports Ltd.                                                                                                   459       435,318
Tachikawa Corp.                                                                                                60,100       281,028
Tokyo Style Co., Ltd.                                                                                         171,000     1,240,860
Toso Co., Ltd.                                                                                                 39,000        93,882
Yamato International, Inc.                                                                                      9,300        45,053
                                                                                                                        -----------
                                                                                                                          6,938,627
CONSUMER SERVICES 0.3%
Daisyo Corp.                                                                                                   28,200       416,666
Eikoh, Inc.                                                                                                    11,100        36,490
Hurxley Corp.                                                                                                     100           921
Nippon Game Card Corp.                                                                                             89       104,253
Royal Holdings Co., Ltd.                                                                                       10,900       113,766
Shidax Corp. (a)                                                                                                1,026       394,441
Shingakukai Co., Ltd.                                                                                          44,600       148,015
                                                                                                                        -----------
                                                                                                                          1,214,552
DIVERSIFIED FINANCIALS 0.4%
Century Leasing System, Inc.                                                                                   15,400       137,584
Daiko Clearing Services Corp.                                                                                  41,000       331,016
Hitachi Capital Corp.                                                                                          69,600       870,715
Kyokuto Securities Co., Ltd.                                                                                   15,500        79,076
Pocket Card Co., Ltd.                                                                                           2,500         7,135
Takagi Securities Co., Ltd.                                                                                     3,000         2,874
Takefuji Corp.                                                                                                 67,890       557,001
                                                                                                                        -----------
                                                                                                                          1,985,401
ENERGY 0.3%
AOC Holdings, Inc.                                                                                              4,500        25,161
Cosmo Oil Co., Ltd.                                                                                            59,000       183,674
Itohchu Enex Co., Ltd.                                                                                         45,100       319,050
Kanto Natural Gas Development Co., Ltd.                                                                       113,000       714,507
Sinanen Co., Ltd.                                                                                              64,000       295,387
                                                                                                                        -----------
                                                                                                                          1,537,779
FOOD & STAPLES RETAILING 1.5%
Aeon Hokkaido Corp. *                                                                                           2,600         9,645
Allied Hearts Holdings Co., Ltd.                                                                               10,000        25,372
Cawachi Ltd.                                                                                                   66,700     1,513,956
Circle K Sunkus Co., Ltd.                                                                                      45,500       823,179
Heiwado Co., Ltd.                                                                                              58,800       950,115
Itochu-Shokuhin Co., Ltd.                                                                                         100         3,864
Kasumi Co.                                                                                                    151,000       835,809
Kirindo Co., Ltd.                                                                                               4,400        24,309
Marukyo Corp.                                                                                                   8,000        34,121
Maxvalu Nishinihon Co., Ltd.                                                                                    3,200        49,209
Maxvalu Tokai Co., Ltd.                                                                                         6,300       108,146
Ministop Co., Ltd.                                                                                             29,300       609,759
Poplar Co., Ltd.                                                                                                1,900        13,160
San-A Co., Ltd.                                                                                                 8,700       357,817
Satoh & Co., Ltd.                                                                                                 100           997

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Tokan Co., Ltd.                                                                                                 1,000        15,977
Unimat Life Corp.                                                                                                 100           888
Universe Co., Ltd.                                                                                              6,400        79,959
Uny Co., Ltd.                                                                                                  27,000       298,785
Valor Co., Ltd.                                                                                                84,800       937,046
                                                                                                                        -----------
                                                                                                                          6,692,113
FOOD, BEVERAGE & TOBACCO 2.2%
Coca-Cola Central Japan Co., Ltd. (a)                                                                             200     1,431,881
DyDo Drinco, Inc.                                                                                               4,500       142,254
House Foods Corp.                                                                                               2,700        48,255
Itoham Foods, Inc.                                                                                             75,000       272,395
Marudai Food Co., Ltd.                                                                                        120,000       338,978
Meiji Seika Kaisha Ltd.                                                                                       333,000     1,603,764
Mercian Corp.                                                                                                 216,000       429,106
Mikuni Coca-Cola Bottling Co., Ltd.                                                                           129,600     1,252,781
Morinaga Milk Industry Co., Ltd.                                                                              301,000     1,171,025
Nichiwa Sangyo Co., Ltd.                                                                                       56,000        99,459
Nippon Beet Sugar Manufacturing Co., Ltd.                                                                     175,000       472,179
Nippon Flour Mills Co., Ltd.                                                                                    8,000        44,020
Nissin Sugar Manufacturing Co., Ltd.                                                                          112,000       266,316
Q.P. Corp.                                                                                                    134,100     1,835,011
Sonton Food Industry Co., Ltd.                                                                                 30,000       180,141
Yonekyu Corp.                                                                                                  32,000       375,238
                                                                                                                        -----------
                                                                                                                          9,962,803
HEALTH CARE EQUIPMENT & SERVICES 0.8%
Aloka Co., Ltd.                                                                                                 2,600        23,273
BML, Inc.                                                                                                      35,800       786,550
Create Medic Co., Ltd.                                                                                          4,700        42,292
Fukuda Denshi Co., Ltd.                                                                                        12,700       328,934
Hitachi Medical Corp.                                                                                          97,000       993,577
Kawasumi Laboratories, Inc.                                                                                     2,000         9,326
N.I.C. Corp.                                                                                                   43,600       183,793
Nakanishi, Inc.                                                                                                   500        31,692
Nissui Pharmaceutical Co., Ltd.                                                                                 3,500        28,840
Suzuken Co., Ltd.                                                                                              34,400     1,025,535
Tokiwa Yakuhin Co., Ltd.                                                                                       12,000        36,404
                                                                                                                        -----------
                                                                                                                          3,490,216
HOUSEHOLD & PERSONAL PRODUCTS 0.9%
Aderans Hodings Co., Ltd.                                                                                      84,100       884,349
Dr Ci:Labo Co., Ltd.                                                                                                6        11,127
Fancl Corp.                                                                                                    16,800       223,734
Kose Corp.                                                                                                     46,800     1,176,382
Lion Corp.                                                                                                     25,000       135,302
Mandom Corp.                                                                                                   48,400     1,380,416
Milbon Co., Ltd.                                                                                                6,100       171,165
                                                                                                                        -----------
                                                                                                                          3,982,475
INSURANCE 0.1%
The Fuji Fire & Marine Insurance Co., Ltd.                                                                    184,000       276,253
MATERIALS 2.6%
Arakawa Chemical Industrial Ltd.                                                                               17,400       199,502
Asahi Industries Co., Ltd.                                                                                        204       237,116

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Atomix Co., Ltd.                                                                                                3,000        10,557
Chubu Steel Plate Co., Ltd.                                                                                    97,100       707,251
Earth Chemical Co., Ltd.                                                                                        5,900       173,493
Fuso Chemical Co., Ltd.                                                                                           400         4,673
Hitachi Chemical Co., Ltd.                                                                                    106,600     1,107,382
Kaneka Corp.                                                                                                  217,000     1,386,136
Koei Chemical Co., Ltd.                                                                                         1,000         3,274
Lintec Corp.                                                                                                   20,600       286,966
Mitani Sekisan Co., Ltd.                                                                                          100           474
Mitsubishi Gas Chemical Co., Inc.                                                                              94,000       385,701
Mory Industries, Inc.                                                                                          20,000        47,976
N.E. Chemcat Corp.                                                                                             41,000       502,466
Nichia Steel Works Ltd.                                                                                        86,000       213,469
Nihon Kagaku Sangyo Co., Ltd.                                                                                  10,000        55,437
Nihon Yamamura Glass Co., Ltd.                                                                                  8,000        17,575
Nippon Chemical Industrial Co., Ltd.                                                                           28,000        71,851
Nippon Kodoshi Corp.                                                                                            8,000        53,167
Nitto FC Co., Ltd.                                                                                              6,000        32,150
Osaka Steel Co., Ltd.                                                                                          46,200       600,129
Sakai Chemical Industry Co., Ltd.                                                                             289,000       786,173
Sakata Inx Corp.                                                                                                6,000        21,234
Sanyo Chemical Industries Ltd.                                                                                 31,000       182,814
SK Kaken Co., Ltd.                                                                                              2,000        43,574
Soken Chemical & Engineering Co., Ltd.                                                                          4,100        26,187
Sumitomo Seika Chemicals Co., Ltd.                                                                            169,000       513,865
T&K Toka Co., Ltd.                                                                                             10,500        71,236
Teijin Ltd.                                                                                                   193,000       548,220
Toagosei Co., Ltd.                                                                                            450,000     1,360,996
Tokyo Tekko Co., Ltd.                                                                                          41,000        97,909
Topy Industries Ltd.                                                                                          401,000       717,997
Toyo Ink Mfg. Co., Ltd.                                                                                       186,000       529,646
Yodogawa Steel Works Ltd.                                                                                     109,000       454,839
                                                                                                                        -----------
                                                                                                                         11,451,435
MEDIA 0.5%
Chubu-Nippon Broadcasting Co., Ltd.                                                                               800         6,067
Daiichikosho Co., Ltd.                                                                                         58,000       596,391
RKB Mainichi Broadcasting Corp.                                                                                37,000       283,265
Sky Perfect JSAT Holdings, Inc.                                                                                 1,817       888,060
TV Asahi Corp.                                                                                                    405       544,062
                                                                                                                        -----------
                                                                                                                          2,317,845
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.7%
Mochida Pharmaceutical Co., Ltd.                                                                                2,000        24,167
Nippon Shinyaku Co., Ltd.                                                                                     151,000     1,802,734
Seikagaku Corp.                                                                                                23,400       254,757
Torii Pharmaceutical Co., Ltd.                                                                                 77,000     1,218,987
                                                                                                                        -----------
                                                                                                                          3,300,645
REAL ESTATE 0.1%
Hosoda Corp.                                                                                                   51,100        67,645
Leopalace21 Corp.                                                                                              17,400       176,304
Nisshin Fudosan Co., Ltd.                                                                                      63,600       142,841
RECRM RESEARCH Co., Ltd.                                                                                           37         8,619
Sankyo Frontier Co., Ltd.                                                                                      63,000       140,338

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Yuraku Real Estate Co., Ltd.                                                                                  12,000         15,510
                                                                                                                        -----------
                                                                                                                            551,257
RETAILING 1.9%
AOKI Holdings, Inc.                                                                                            77,100       795,883
Aoyama Trading Co., Ltd.                                                                                       98,500     1,569,159
AT-Group Co., Ltd.                                                                                             20,000       176,898
Belluna Co., Ltd.                                                                                             118,950       317,365
Central Automotive Products Ltd.                                                                                3,000         9,997
Daiwa Co., Ltd.                                                                                                83,000        98,947
EDION Corp.                                                                                                    91,000       451,421
Felissimo Corp.                                                                                                 2,200        50,598
Fujitsu Business Systems Ltd.                                                                                  74,200     1,163,227
H2O Retailing Corp.                                                                                            56,000       422,480
Haruyama Trading Co., Ltd.                                                                                     21,800       100,467
Hikari Furniture Co., Ltd.                                                                                      1,000         3,773
J. Front Retailing Co., Ltd.                                                                                   33,000       136,555
Kato Sangyo Co., Ltd.                                                                                           2,400        41,108
King Co., Ltd.                                                                                                 64,000       128,461
Kitamura Co., Ltd.                                                                                              2,100        10,901
Kohnan Shoji Co., Ltd.                                                                                         37,300       501,191
Ku Co., Ltd.                                                                                                   57,600       134,409
Mac House Co., Ltd.                                                                                             8,900        50,607
Nafco Co., Ltd.                                                                                                40,100       498,803
Nagahori Corp.                                                                                                 52,000        83,177
Pal Co., Ltd.                                                                                                     500         4,837
Sazaby League, Ltd.                                                                                            45,600       574,690
Senshukai Co., Ltd.                                                                                            83,200       648,896
Shichie Co., Ltd.                                                                                              23,800       133,204
Takashimaya Co., Ltd.                                                                                          24,000       182,398
Telepark Corp.                                                                                                     17        23,317
Tokyo Derica Co., Ltd.                                                                                          7,800        31,665
                                                                                                                        -----------
                                                                                                                          8,344,434
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Aoi Electronics Co., Ltd.                                                                                       3,000        19,755
Lasertec Corp.                                                                                                 13,400        66,206
Mimasu Semiconductor Industry Co., Ltd.                                                                         1,100        10,489
Mitsui High-tec, Inc.                                                                                         127,000       689,974
                                                                                                                        -----------
                                                                                                                            786,424
SOFTWARE & SERVICES 0.5%
Argo Graphics, Inc.                                                                                             1,500        20,192
Atlus Co., Ltd.                                                                                                 6,100        26,743
CAC Corp.                                                                                                      13,000       112,310
Computer Engineering & Consulting Ltd.                                                                          1,000         9,286
Cybernet Systems Co., Ltd.                                                                                         27        11,530
Hitachi System & Services Ltd.                                                                                 31,000       324,348
INES Corp.                                                                                                      2,800        14,233
Information Services International-Dentsu Ltd.                                                                 16,600       107,703
Japan Process Development Co., Ltd.                                                                            16,600       107,566
NEC Fielding Ltd.                                                                                             101,800     1,376,787
Nifty Corp.                                                                                                        33        29,346
                                                                                                                        -----------
                                                                                                                          2,140,044

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TECHNOLOGY HARDWARE & EQUIPMENT 2.2%
Arisawa Manufacturing Co., Ltd.                                                                                 7,100        25,031
Canon Electronics, Inc.                                                                                         2,500        35,504
Daishinku Corp.                                                                                               113,000       310,100
Furuno Electric Co., Ltd.                                                                                      78,300       488,546
Hagiwara Electric Co., Ltd.                                                                                     3,400        23,508
Hakuto Co., Ltd.                                                                                               63,900       572,918
Hitachi Maxell Ltd.                                                                                           135,800     1,268,284
Innotech Corp.                                                                                                 46,100       118,030
Iriso Electronics Co., Ltd.                                                                                    12,300        66,404
Japan Aviation Electronics Industry Ltd.                                                                       58,000       242,971
Japan Digital Laboratory Co., Ltd.                                                                             19,600       210,013
Katsuragawa Electric Co., Ltd.                                                                                  3,000        10,379
Kitagawa Industries Co., Ltd.                                                                                   9,700       128,537
Nichicon Corp.                                                                                                194,300     1,248,261
Nippon Antenna Co., Ltd.                                                                                        3,200        20,675
Nippon Chemi-Con Corp.                                                                                        127,000       271,784
Riso Kagaku Corp.                                                                                              51,500       513,331
Ryoden Trading Co., Ltd.                                                                                       40,000       230,198
Ryoyo Electro Corp.                                                                                            80,900       714,689
Sanshin Electronics Co., Ltd.                                                                                     800         7,168
Satori Electric Co., Ltd.                                                                                      13,700        59,227
Seiko Epson Corp.                                                                                              99,800     1,588,007
Shinko Shoji Co., Ltd.                                                                                         15,400       147,462
Sun-Wa Technos Corp.                                                                                              400         2,153
Tachibana Eletech Co., Ltd.                                                                                     1,000         9,747
Tomen Devices Corp.                                                                                             1,000        10,952
Toshiba Tec Corp.                                                                                             401,000     1,208,884
Tsuzuki Densan Co., Ltd.                                                                                       31,500        88,886
                                                                                                                        -----------
                                                                                                                          9,621,649
TELECOMMUNICATION SERVICES 0.1%
Okinawa Cellular Telephone Co.                                                                                    176       381,388
TRANSPORTATION 1.3%
Alps Logistics Co., Ltd.                                                                                        3,300        36,157
Hutech Norin Co., Ltd.                                                                                            100           640
i-Logistics Corp.                                                                                               2,000         3,287
Isewan Terminal Service Co., Ltd.                                                                              79,000       395,512
Kawasaki Kinkai Kisen Kaisha Ltd.                                                                               5,000        17,315
Kawasaki Kisen Kaisha Ltd.                                                                                    347,000     1,627,449
Keisei Electric Railway Co., Ltd.                                                                             362,000     2,263,087
Meiko Trans Co., Ltd.                                                                                          25,000       169,707
Nagoya Railroad Co., Ltd.                                                                                       2,000         6,405
Nippon Konpo Unyu Soko Co., Ltd.                                                                               12,000       132,428
SBS Holdings, Inc.                                                                                                  3         1,667
Seino Holdings Co., Ltd.                                                                                      215,000     1,200,005
Tokyo Kisen Co., Ltd.                                                                                           1,000         6,597
                                                                                                                        -----------
                                                                                                                          5,860,256
UTILITIES 0.1%
Hokkaido Gas Co., Ltd.                                                                                          2,000         5,858
Hokuriku Gas Co., Ltd.                                                                                          5,000        14,323
Keiyo Gas Co., Ltd.                                                                                            49,000       217,371
Otaki Gas Co., Ltd.                                                                                            16,000       102,679

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
The Chubu Gas Co., Ltd.                                                                                         1,000         2,733
                                                                                                                        -----------
                                                                                                                            342,964
                                                                                                                        -----------
                                                                                                                         122,181,350
LIECHTENSTEIN 0.0%
DIVERSIFIED FINANCIALS 0.0%
Verwaltungs-und Privat-Bank AG                                                                                    296        39,500
LUXEMBOURG 0.3%
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Oriflame Cosmetics S.A. SDR                                                                                     9,241       269,943
TELECOMMUNICATION SERVICES 0.2%
COLT Telecom Group S.A. *                                                                                   1,149,000     1,123,168
                                                                                                                        -----------
                                                                                                                          1,393,111
MALAYSIA 0.0%
REAL ESTATE 0.0%
Rekapacific Berhad (a)(b)(c) *                                                                                 24,000            --
NETHERLANDS 2.4%
COMMERCIAL & PROFESSIONAL SUPPLIES 0.4%
Brunel International N.V.                                                                                       2,258        27,008
Randstad Holding N.V.                                                                                          50,689     1,034,451
Teleplan International N.V. *                                                                                   6,975         4,271
USG People N.V.                                                                                                42,123       545,061
                                                                                                                        -----------
                                                                                                                          1,610,791
CONSUMER DURABLES & APPAREL 0.0%
Gamma Holding N.V.                                                                                             19,774       176,128
FOOD, BEVERAGE & TOBACCO 0.1%
CSM                                                                                                            16,420       264,366
Koninklijike Wessanen N.V.                                                                                     45,641       296,866
                                                                                                                        -----------
                                                                                                                            561,232
MATERIALS 0.9%
Crown Van Gelder N.V. CVA                                                                                       6,200        50,598
James Hardie Industries N.V. CDI                                                                               48,700       159,495
Koninklijke DSM N.V.                                                                                          148,800     3,818,394
                                                                                                                        -----------
                                                                                                                          4,028,487
MEDIA 0.1%
DOCdata N.V.                                                                                                   23,414       184,179
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
BE Semiconductor Industries N.V. *                                                                             68,723       158,948
SOFTWARE & SERVICES 0.1%
ICT Automatisering N.V.                                                                                         8,463        55,691
Ordina  Beheer N.V.                                                                                            88,624       355,252
                                                                                                                        -----------
                                                                                                                            410,943
TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
Gemalto N.V. *                                                                                                143,153     3,601,460
                                                                                                                        -----------
                                                                                                                         10,732,168

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
NEW ZEALAND 0.2%
CONSUMER SERVICES 0.0%
Millennium & Capthorne Hotels New Zealand Ltd.                                                                450,700       128,225
MATERIALS 0.1%
Nufarm Ltd.                                                                                                    22,460       165,604
RETAILING 0.0%
Hallenstein Glasson Holdings Ltd.                                                                              31,242        39,340
TRANSPORTATION 0.1%
Air New Zealand Ltd.                                                                                        1,034,014       580,990
UTILITIES 0.0%
Vector Ltd.                                                                                                   104,900       123,371
                                                                                                                        -----------
                                                                                                                          1,037,530
NORWAY 0.0%
TRANSPORTATION 0.0%
Fosen AB (c)                                                                                                      187         9,801
PORTUGAL 0.7%
BANKS 0.1%
Banif, SGPS, S.A. - Reg'd                                                                                     270,329       412,374
MATERIALS 0.6%
Corticeira Amorim S.A.                                                                                          3,256         3,666
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A.                                                       283,614     2,534,875
                                                                                                                        -----------
                                                                                                                          2,538,541
SOFTWARE & SERVICES 0.0%
Novabase, SGPS, S.A. *                                                                                         25,210       161,073
                                                                                                                        -----------
                                                                                                                          3,111,988
REPUBLIC OF KOREA 2.8%
                                                                                                                        -----------
AUTOMOBILES & COMPONENTS 0.2%
Dong-Il Corp.                                                                                                   1,294        52,575
Global & Yuasa Battery Co., Ltd.                                                                               27,510       343,485
Halla Climate Control Corp.                                                                                    22,410       130,914
Kumho Tire Co., Inc. *                                                                                         45,940       166,934
Motonic Corp.                                                                                                   4,200        20,030
                                                                                                                        -----------
                                                                                                                            713,938
BANKS 0.0%
Cheju Bank Ltd. *                                                                                               1,210         8,438
Jinheung Mutual Savings Bank Co., Ltd.                                                                        127,760       194,934
                                                                                                                        -----------
                                                                                                                            203,372
CAPITAL GOODS 0.0%
KCC Engineering & Construction Co., Ltd.                                                                        2,833        47,679
LS Corp. *                                                                                                        850        52,758
                                                                                                                        -----------
                                                                                                                            100,437

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMERCIAL & PROFESSIONAL SUPPLIES 0.0%
Fursys, Inc. *                                                                                                  7,370       119,366
CONSUMER DURABLES & APPAREL 0.2%
Handsome Co., Ltd. *                                                                                           43,160       273,670
Hanssem Co., Ltd. *                                                                                            14,830        79,885
Youngone Corp.                                                                                                 75,430       382,323
                                                                                                                        -----------
                                                                                                                            735,878
DIVERSIFIED FINANCIALS 0.1%
Shinyoung Securities Co., Ltd.                                                                                 12,833       243,301
ENERGY 0.1%
SK Gas Co., Ltd.                                                                                                8,260       314,966
FOOD, BEVERAGE & TOBACCO 0.6%
Daehan Flour Mill Co., Ltd. *                                                                                     330        30,191
Daesang Corp. *                                                                                                24,180       113,157
Dongwon Industries Co., Ltd.                                                                                    3,420       251,721
Jinro Distillers Co., Ltd.                                                                                        241         2,794
Lotte Chilsung Beverage Co., Ltd. *                                                                               870       667,004
Lotte Confectionery Co., Ltd. *                                                                                   100       104,455
Lotte Samkang Co., Ltd. *                                                                                       2,134       255,302
Muhak Co., Ltd.                                                                                                21,942        90,727
Namyang Dairy Products Co., Ltd.                                                                                1,070       402,507
Nong Shim Co., Ltd.                                                                                               280        54,653
Nong Shim Holdings Co., Ltd.                                                                                      790        36,599
Ottogi Corp.                                                                                                    3,158       364,387
Samyang Corp.                                                                                                   8,109       201,514
TS Corp.                                                                                                        5,810       239,978
                                                                                                                        -----------
                                                                                                                          2,814,989
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
LG Household & Health Care Ltd.                                                                                   150        22,860
Pacific Corp.                                                                                                   4,940       418,215
                                                                                                                        -----------
                                                                                                                            441,075
INSURANCE 0.3%
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF)                                                                4,660        53,718
Korean Reinsurance Co.                                                                                          9,790        85,223
LIG Non-Life Insurance Co., Ltd.                                                                               67,940       653,430
Meritz Fire & Marine Insurance Co., Ltd.                                                                      118,310       350,177
                                                                                                                        -----------
                                                                                                                          1,142,548
MATERIALS 0.4%
Asia Cement Co., Ltd.                                                                                           8,068       255,504
Hanwha Chemical Corp.                                                                                          64,310       314,556
Kisco Corp. *                                                                                                  13,062       321,481
Kisco Holdings Co., Ltd.                                                                                        3,957       114,747
KP Chemical Corp. *                                                                                            64,730       236,466
SeAH Holdings Corp.                                                                                               620        32,393
Shinmoorim Paper Manufacturing Co., Ltd. *                                                                      4,280        31,259
Taekwang Industrial Co., Ltd.                                                                                     224       182,643
Unid Co Ltd *                                                                                                   2,210        52,021
Young Poong Corp.                                                                                                 171        72,721
                                                                                                                        -----------
                                                                                                                          1,613,791

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
Chong Kun Dang Pharm Corp. *                                                                                   12,750       164,498
Daewoong Co., Ltd. (a)                                                                                         27,230       357,608
Green Cross Holdings Corp.                                                                                        346        17,323
Il Dong Pharmaceutical Co., Ltd.                                                                                    3            60
Ilsung Pharmaceuticals Co., Ltd. *                                                                              2,057       119,086
Kwang Dong Pharmaceutical Co., Ltd. *                                                                           7,440        16,086
                                                                                                                        -----------
                                                                                                                            674,661
RETAILING 0.3%
Dongsuh Co., Inc. *                                                                                             4,470        91,067
FnC Kolon Corp.                                                                                                 4,530        38,810
GS Home Shopping, Inc.                                                                                          8,950       343,430
GwangjuShinsegae Co., Ltd.                                                                                        313        25,370
Hyundai Department Store Co., Ltd.                                                                             16,620       850,514
                                                                                                                        -----------
                                                                                                                          1,349,191
SOFTWARE & SERVICES 0.1%
Daou Technology, Inc.                                                                                          71,800       249,847
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Sindo Ricoh Co., Ltd.                                                                                           2,190        95,245
TELECOMMUNICATION SERVICES 0.0%
LG Dacom Corp.                                                                                                 11,210       179,887
TRANSPORTATION 0.0%
Sebang Co., Ltd. *                                                                                                710         5,964
UTILITIES 0.3%
Daehan City Gas Co., Ltd. *                                                                                     3,060        58,203
E1 Corp. *                                                                                                      3,770       211,008
KyungDong City Gas Co., Ltd.                                                                                      710        28,728
Samchully Co., Ltd.                                                                                             5,040       634,167
Seoul City Gas Co., Ltd.                                                                                        4,435       219,349
YESCO Co., Ltd.                                                                                                 7,350       152,252
                                                                                                                        -----------
                                                                                                                          1,303,707
                                                                                                                        -----------
                                                                                                                         12,302,163
SINGAPORE 0.9%
CAPITAL GOODS 0.2%
Haw Par Corp., Ltd.                                                                                           321,000       813,121
Hi-P International Ltd.                                                                                       645,000       135,292
                                                                                                                        -----------
                                                                                                                            948,413
CONSUMER SERVICES 0.1%
Hotel Plaza Ltd.                                                                                              407,000       327,845
DIVERSIFIED FINANCIALS 0.4%
G.K. Goh Holdings Ltd.                                                                                        463,500       157,287
Hong Leong Finance Ltd.                                                                                        87,000       124,755
K1 Ventures Ltd.                                                                                            3,930,000       389,001
Kim Eng Holdings Ltd.                                                                                         544,513       413,128
UOB-Kay Hian Holdings Ltd.                                                                                  1,066,850       706,722
                                                                                                                        -----------
                                                                                                                          1,790,893
FOOD, BEVERAGE & TOBACCO 0.1%
Cerebos Pacific Ltd.                                                                                           38,000        80,546
People's Food Holdings Ltd.                                                                                 1,230,000       596,354

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
QAF Ltd.                                                                                                       36,000         4,810
                                                                                                                        -----------
                                                                                                                            681,710
REAL ESTATE 0.0%
Macquarie Prime REIT                                                                                           57,000        20,606
MCL Land Ltd.                                                                                                  14,000         7,433
                                                                                                                        -----------
                                                                                                                             28,039
RETAILING 0.1%
Metro Holdings Ltd.                                                                                         1,092,000       278,498
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Elec & Eltek International Co., Ltd.                                                                           37,000        35,302
                                                                                                                        -----------
                                                                                                                          4,090,700
SPAIN  3.0%
BANKS 0.1%
Banco Pastor                                                                                                   62,225       441,853
CAPITAL GOODS 0.8%
Abengoa S.A.                                                                                                   11,491       193,665
Construcciones y Auxiliar de Ferrocarriles S.A.                                                                 9,168     3,259,875
Nicolas Correa S.A.                                                                                            18,662        76,815
Tecnocom, Telecomunicaciones y Energia S.A. *                                                                  36,126       177,894
                                                                                                                        -----------
                                                                                                                          3,708,249
COMMERCIAL & PROFESSIONAL SUPPLIES 0.7%
Befesa Medio Ambiente S.A. *                                                                                   27,456       468,795
Prosegur, Compania de Seguridad S.A.                                                                           82,017     2,729,691
                                                                                                                        -----------
                                                                                                                          3,198,486
CONSUMER DURABLES & APPAREL 0.0%
Tavex Algodonera S.A. *                                                                                        94,146        70,182
FOOD, BEVERAGE & TOBACCO 0.7%
Campofrio Alimentacion S.A.                                                                                   111,770     1,174,102
Ebro Puleva S.A.                                                                                              101,148     1,404,131
Pescanova S.A.                                                                                                 17,100       648,125
                                                                                                                        -----------
                                                                                                                          3,226,358
INSURANCE 0.3%
Grupo Catalana Occidente S.A.                                                                                  51,938     1,066,189
Mapfre S.A.                                                                                                    15,026        51,245
                                                                                                                        -----------
                                                                                                                          1,117,434
MATERIALS 0.4%
Cementos Portland Valderrivas S.A.                                                                             47,411     1,639,211
Ercros S.A. *                                                                                                 156,691        35,812
Miquel y Costas & Miquel SA                                                                                       495         7,927
                                                                                                                        -----------
                                                                                                                          1,682,950
                                                                                                                        -----------
                                                                                                                         13,445,512
SWEDEN  1.7%
CAPITAL GOODS 0.3%
Addtech AB, B Shares                                                                                           19,445       200,353
Consilium AB                                                                                                    6,710        31,990

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
OEM International AB, B Shares                                                                                  9,820        44,010
Trelleborg AB, B Shares                                                                                       133,524       848,437
                                                                                                                        -----------
                                                                                                                          1,124,790
COMMERCIAL & PROFESSIONAL SUPPLIES 0.0%
AF AB                                                                                                           4,900        75,077
Semcon AB *                                                                                                    12,546        19,298
                                                                                                                        -----------
                                                                                                                             94,375
DIVERSIFIED FINANCIALS 0.0%
AB Traction, B Shares                                                                                          10,017        69,396
ENERGY 0.0%
PA Resources AB *                                                                                              74,500       112,270
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.0%
BioInvent International AB *                                                                                   18,285        35,595
Biotage AB *                                                                                                  178,800       118,482
                                                                                                                        -----------
                                                                                                                            154,077
REAL ESTATE 0.0%
Din Bostad AB                                                                                                  57,764       150,474
SOFTWARE & SERVICES 0.2%
Acando AB                                                                                                     266,101       355,407
Addnode AB                                                                                                     34,730        94,835
Connecta AB                                                                                                    26,467       137,989
LBI International AB *                                                                                          5,753         9,007
ProAct IT Group AB                                                                                             14,097        54,374
                                                                                                                        -----------
                                                                                                                            651,612
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Nolato AB, Class B                                                                                             79,021       325,233
TELECOMMUNICATION SERVICES  1.0%
Tele2 AB, B Shares                                                                                            510,000     4,615,201
TRANSPORTATION 0.1%
Rederi AB Transatlantic                                                                                        65,778       271,135
                                                                                                                        -----------
                                                                                                                          7,568,563
SWITZERLAND  11.1%
BANKS 0.3%
Banque Cantonale de Geneve                                                                                      5,869     1,217,163
Banque Cantonale Vaudoise - Reg'd                                                                                 956       288,051
                                                                                                                        -----------
                                                                                                                          1,505,214
CAPITAL GOODS  1.3%
Bobst Group AG - Reg'd                                                                                         27,050       817,110
Carlo Gavazzi Holding AG                                                                                        1,170       118,973
Conzzeta AG                                                                                                     1,075     1,565,227
Daetwyler Holding AG *                                                                                         44,500     1,820,158
Feintool International Holding AG - Reg'd                                                                       1,932       364,143
Kardex AG *                                                                                                     6,490       184,740
Tornos S.A. - Reg'd *                                                                                          51,473       381,821
Walter Meier AG, Class A - Reg'd                                                                                4,831       288,528
                                                                                                                        -----------
                                                                                                                          5,540,700

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMERCIAL & PROFESSIONAL SUPPLIES  1.8%
Adecco S.A. - Reg'd                                                                                           228,071     7,807,790
CONSUMER DURABLES & APPAREL 0.3%
Forbo Holding AG - Reg'd *                                                                                      7,335     1,351,542
CONSUMER SERVICES 0.9%
Kuoni Reisen Holding AG - Reg'd                                                                                11,100     3,796,382
MCH Messe Schweiz Holding AG - Reg'd                                                                            2,700        87,711
                                                                                                                        -----------
                                                                                                                          3,884,093
DIVERSIFIED FINANCIALS 0.0%
Valartis Group AG                                                                                              11,876       163,868
FOOD, BEVERAGE & TOBACCO 0.3%
Emmi AG - Reg'd                                                                                                13,172     1,235,320
INSURANCE  3.2%
Baloise Holding AG - Reg'd                                                                                    114,000     8,609,083
Schweizerische Naional-Versicherungs-Gesellschaft - Reg'd                                                       3,206     1,854,771
Swiss Life Holding - Reg'd                                                                                     54,055     3,748,350
Vaudoise Assurances Holding S.A. - Reg'd                                                                           87        12,670
                                                                                                                        -----------
                                                                                                                         14,224,874
MATERIALS  1.2%
Clariant AG - Reg'd *                                                                                         518,000     3,560,118
CPH Chemie & Papier Holding AG - Reg'd                                                                            102       148,445
Industrieholding Cham AG - Reg'd *                                                                                796       168,941
Siegfried Holding AG - Reg'd                                                                                    9,738       832,703
Swissmetal Holding AG *                                                                                        14,145       128,953
Vetropack Holding AG                                                                                              546       645,776
                                                                                                                        -----------
                                                                                                                          5,484,936
REAL ESTATE 0.0%
LO Holding Lausanne-Ouchy S.A. - Reg'd                                                                             77        85,091
PAX-Anlage AG - Reg'd                                                                                              60        45,095
Zueblin Immobilien Holding AG - Reg'd *                                                                        15,468        68,520
                                                                                                                        -----------
                                                                                                                            198,706
RETAILING 0.1%
Bossard Holding AG                                                                                              3,123       134,237
Metraux Services Holding AG - Reg'd                                                                             1,503       123,668
                                                                                                                        -----------
                                                                                                                            257,905
TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
Also Holding - Reg'd                                                                                            7,155       218,389
Inficon Holding AG - Reg'd                                                                                      8,287       693,289
Phoenix Mecano AG                                                                                               3,597     1,071,941
                                                                                                                        -----------
                                                                                                                          1,983,619

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TRANSPORTATION 0.2%
The Jungfraubahn Holding AG - Reg'd                                                                            21,324       841,460
UTILITIES  1.0%
Elektrizitaets-Gesellschaft Laufenburg AG *                                                                     2,453     2,197,294
Energiedienst Holding AG - Reg'd *                                                                             49,560     2,430,771
                                                                                                                        -----------
                                                                                                                          4,628,065
                                                                                                                        -----------
                                                                                                                         49,108,092
UNITED KINGDOM  13.2%
CAPITAL GOODS  1.6%
Bodycote PLC                                                                                                   22,376        40,337
Carr's Milling Industries plc                                                                                  27,358       164,812
Cookson Group plc                                                                                             121,176       220,320
Galliford Try plc                                                                                             136,494        63,079
J. Smart & Co. (Contractors) plc (c)                                                                           22,538       109,364
Keller Group plc                                                                                              184,222     1,537,561
Lavendon Group plc                                                                                            267,742       683,370
Molins plc                                                                                                      5,909         4,397
MS International plc                                                                                           19,986        26,331
Qinetiq plc                                                                                                 1,598,309     3,686,129
Speedy Hire PLC                                                                                               156,495       319,480
Trifast plc                                                                                                   275,125        81,043
Waterman Group plc                                                                                             90,625        76,374
Wolseley plc                                                                                                   24,033       133,876
XP Power Ltd.                                                                                                  25,792        48,849
                                                                                                                        -----------
                                                                                                                          7,195,322
COMMERCIAL & PROFESSIONAL SUPPLIES 0.3%
Communisis plc                                                                                                409,580       270,281
Management Consulting Group plc                                                                               707,895       222,543
Office2office plc                                                                                             170,636       163,363
OPD Group plc                                                                                                 138,258       121,359
Sthree plc                                                                                                    216,932       455,196
Tribal Group plc                                                                                              169,542       190,723
                                                                                                                        -----------
                                                                                                                          1,423,465
CONSUMER SERVICES 0.3%
Millennium & Copthorne Hotels plc                                                                              29,617        96,062
Sportech plc *                                                                                                 13,089        11,886
Thomas Cook Group plc                                                                                         439,889     1,124,873
                                                                                                                        -----------
                                                                                                                          1,232,821
ENERGY 0.0%
Anglo Pacific Group plc                                                                                        10,336        14,956
FOOD, BEVERAGE & TOBACCO  1.4%
Britvic plc                                                                                                   284,902     1,091,328
Tate & Lyle plc                                                                                               900,911     5,249,324
                                                                                                                        -----------
                                                                                                                          6,340,652
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Biocompatibles International Plc *                                                                            337,937       642,603

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
McBride plc                                                                                                   457,325       805,172
INSURANCE 0.8%
Brit Insurance Holdings plc                                                                                     7,405        23,709
Hardy Underwriting Bermuda Ltd.                                                                                21,884        82,149
Old Mutual plc                                                                                              4,101,000     3,296,143
                                                                                                                        -----------
                                                                                                                          3,402,001
MATERIALS 0.9%
Elementis plc                                                                                                 253,921       138,329
Mondi plc                                                                                                   1,245,999     3,708,888
                                                                                                                        -----------
                                                                                                                          3,847,217
MEDIA 0.1%
Centaur Media PLC                                                                                             955,040       496,000
Chime Communications plc                                                                                       19,646        14,754
                                                                                                                        -----------
                                                                                                                            510,754
REAL ESTATE  2.2%
Hammerson plc                                                                                                 378,000     2,928,186
Liberty International plc                                                                                     545,179     3,774,619
Segro plc                                                                                                     823,894     2,937,264
                                                                                                                        -----------
                                                                                                                          9,640,069
RETAILING  1.0%
Home Retail Group plc                                                                                       1,100,000     3,395,065
Inchcape plc                                                                                                  517,145       273,236
JD Sports Fashion plc                                                                                         106,888       280,443
John Menzies plc                                                                                              266,400       408,439
Woolworths Group plc (a)(c)                                                                                 1,644,060        28,838
                                                                                                                        -----------
                                                                                                                          4,386,021
SOFTWARE & SERVICES  1.2%
Alphameric plc *                                                                                               26,930         5,743
Computacenter plc                                                                                             486,681       631,065
Intec Telecom Systems plc *                                                                                 1,089,775       416,128
Logica plc                                                                                                  4,085,000     4,106,684
                                                                                                                        -----------
                                                                                                                          5,159,620
TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
Acal plc                                                                                                       64,850        90,212
Oxford Instruments plc                                                                                         69,597       151,304
Psion plc                                                                                                      37,934        27,839
Spectris plc                                                                                                  295,381     2,280,848
TT electronics plc                                                                                            480,007       245,671
Vislink plc                                                                                                   263,135        59,643
                                                                                                                        -----------
                                                                                                                          2,855,517
TELECOMMUNICATION SERVICES 0.9%
Cable & Wireless                                                                                            1,751,209     3,960,406
TRANSPORTATION  1.6%
Arriva plc                                                                                                    559,076     4,868,192
Braemar Shipping Services plc                                                                                  64,440       227,969
Clarkson plc                                                                                                   14,765        73,624

LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
National Express Group plc                                                                                    300,000     2,157,250
                                                                                                                        -----------
                                                                                                                          7,327,035
                                                                                                                        -----------
                                                                                                                         58,743,631
                                                                                                                        -----------
TOTAL COMMON STOCK
(COST $639,582,290)                                                                                                     432,003,155
                                                                                                                        -----------
PREFERRED STOCK  1.0% OF NET ASSETS
AUSTRIA 0.0%
MIBA AG                                                                                                           747        84,908
BELGIUM 0.2%
Sipef(Plant Fin)                                                                                               22,620       587,668
CANADA 0.0%
FirstService Corp.                                                                                              9,735       136,290
GERMANY 0.8%
Draegerwerk AG & Co. KGAA                                                                                      11,938       444,272
Einhell Germany AG                                                                                             12,414       259,298
Jungheinrich AG                                                                                                47,379       624,506
Sanacorp Pharmaholding AG                                                                                         884        17,596
Sto AG                                                                                                         35,109     2,286,173
Villeroy & Boch AG                                                                                              4,091        26,353
                                                                                                                        -----------
                                                                                                                          3,658,198
                                                                                                                        -----------
TOTAL PREFERRED STOCK
(COST $5,698,666)                                                                                                         4,467,064
                                                                                                                        -----------
RIGHTS  0.0% OF NET ASSETS
AUSTRALIA 0.0%
Ing Office Fund (a)                                                                                           383,475         2,674
Macquarie Office Trust (a)                                                                                    211,600         5,901
                                                                                                                        -----------
                                                                                                                              8,575
BELGIUM 0.0%
Carrieres Unies de Porphyre S.A. (a)(c)*                                                                           11            --
PORTUGAL 0.0%
Reditus Sgps (c)*                                                                                                 848            --
REPUBLIC OF KOREA 0.0%
Cheju Bank Ltd. (a)                                                                                               411         1,207
                                                                                                                        -----------
TOTAL RIGHTS
(COST $--)                                                                                                                    9,782
                                                                                                                        -----------
WARRANTS  0.0% OF NET ASSETS
BERMUDA 0.0%
Champion Technology Holdings Ltd. (c)*                                                                        699,944           903
Col Capital Ltd. *                                                                                            280,000         3,613
                                                                                                                        -----------
TOTAL WARRANTS
(COST $--)                                                                                                                    4,516

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
OTHER INVESTMENT COMPANIES  0.3% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                             1,330,884     1,330,884
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $1,330,884)                                                                                                         1,330,884
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $650,229,175 and the unrealized appreciation and depreciation were $19,894,710 and ($232,308,484), respectively, with a net unrealized depreciation of ($212,413,774).

At 12/31/08, the prices of certain foreign securities held by the fund aggregating $403,027,953 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*    Non-income producing security.

(a)  Fair-valued by Management.

(b)  Bankrupt security/delisted.

(c)  All or a portion of this security has been deemed to be illiquid.

ADR - American Depositary Receipt
CDI - CHESS Depositary Interest
CVA - Dutch Certificate
Reg'd - Registered
REIT - Real Estate Investment Trust
SDR - Swedish Depositary Receipt

Laudus Trust

Laudus Rosenberg International Equity Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURTIES*
---------------------------------------------   --------------
Level 1 - Quoted Prices                           $ 31,126,451
Level 2 - Other Significant Observable Inputs      403,027,953
Level 3 - Significant Unobservable Inputs            3,660,997
                                                  ------------
TOTAL                                             $437,815,401
                                                  ------------

*    The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                      VALUE OF
                                                   INVESTMENT IN
                                                    SECURITIES
                                                   -------------
Balance as of 03/31/08                              $   796,628
                                                    -----------
Accrued discount/premiums                                    --
Realized gain/loss                                   (2,254,819)
Change in unrealized appreciation (depreciation)     (1,674,191)
Net purchases (sales)                                 2,008,672
Transfer in and/or out of Level 3                     4,784,707
                                                    -----------
Balance as of 12/31/08                              $ 3,660,997
                                                    -----------

REG46272DEC08 (02/09)

Laudus Trust

Laudus Rosenberg International Equity Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                            COST           VALUE
HOLDINGS BY CATEGORY                                                                                         ($)            ($)
-----------------------------------                                                                      ------------   -----------
 88.7% COMMON STOCK                                                                                       56,001,239     43,553,893
   --% RIGHTS                                                                                                     --          1,041
  0.1% OTHER INVESTMENT COMPANIES                                                                             25,134         25,134
 88.8% TOTAL INVESTMENTS                                                                                  56,026,373     43,580,068
 11.2% OTHER ASSETS AND LIABILITIES                                                                                       5,515,672
100.0% NET ASSETS                                                                                                        49,095,740

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK  88.7% OF NET ASSETS

AUSTRALIA  5.2%

BANKS  1.4%
Australia & New Zealand Banking Group Ltd.                                                                     16,300       175,978
Commonwealth Bank of Australia                                                                                  8,900       183,122
National Australia Bank Ltd.                                                                                   12,900       189,651
Westpac Banking Corp.                                                                                          11,946       143,277
                                                                                                                        -----------
                                                                                                                            692,028
COMMERCIAL & PROFESSIONAL SUPPLIES  0.1%
Brambles Ltd.                                                                                                   7,900        41,045
CONSUMER SERVICES 0.1%
Crown Ltd.                                                                                                     11,500        48,171
ENERGY 0.4%
Origin Energy Ltd.                                                                                              8,300        93,612
Santos Ltd.                                                                                                     8,400        88,014
Woodside Petroleum Ltd.                                                                                           900        23,290
                                                                                                                        -----------
                                                                                                                            204,916
FOOD & STAPLES RETAILING 0.3%
Metcash Ltd.                                                                                                    6,300        19,289
Woolworths Ltd.                                                                                                 7,300       136,117
                                                                                                                        -----------
                                                                                                                            155,406
FOOD, BEVERAGE & TOBACCO 0.5%
Coca-Cola Amatil Ltd.                                                                                          11,500        73,900
Foster's Group Ltd.                                                                                            23,100        88,844
Lion Nathan Ltd.                                                                                                9,500        54,576
                                                                                                                        -----------
                                                                                                                            217,320
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Cochlear Ltd.                                                                                                   1,700        65,857

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
INSURANCE 0.3%
Insurance Australia Group Ltd.                                                                                 10,756        29,314
QBE Insurance Group Ltd.                                                                                        4,600        83,137
Suncorp-Metway Ltd.                                                                                             5,322        31,369
                                                                                                                        -----------
                                                                                                                            143,820
MATERIALS  1.0%
Amcor Ltd.                                                                                                     15,900        64,615
BHP Billiton Ltd.                                                                                              16,800       356,902
Newcrest Mining Ltd.                                                                                              629        14,972
Orica Ltd.                                                                                                      5,200        51,029
Rio Tinto Ltd.                                                                                                    200         5,360
                                                                                                                        -----------
                                                                                                                            492,878
MEDIA 0.0%
Amalgamated Holdings Ltd.                                                                                       1,575         5,009
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
CSL Ltd.                                                                                                        3,600        84,895
REAL ESTATE 0.5%
CFS Retail Property Trust                                                                                      17,000        22,346
Dexus Property Group                                                                                           40,100        22,962
Goodman Group                                                                                                  24,500        12,616
                                                                                                                        -----------
Westfield Group                                                                                                22,000       199,733
                                                                                                                            257,657
TELECOMMUNICATION SERVICES 0.2%
Telstra Corp., Ltd.                                                                                            43,400       116,183
UTILITIES 0.1%
AGL Energy Ltd.                                                                                                 3,709        39,544
                                                                                                                        -----------
                                                                                                                          2,564,729
BELGIUM  1.4%
DIVERSIFIED FINANCIALS 0.0%
Banque Nationale de Belgique                                                                                        3        10,249
FOOD & STAPLES RETAILING 0.7%
Delhaize Group                                                                                                  5,700       352,355
MATERIALS 0.4%
Solvay S.A.                                                                                                     2,800       207,918
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
UCB S.A.                                                                                                        4,200       136,997
                                                                                                                        -----------
                                                                                                                            707,519
BERMUDA 0.3%
DIVERSIFIED FINANCIALS 0.1%
Guoco Group Ltd.                                                                                                8,000        46,878
INSURANCE 0.1%
Hiscox Ltd.                                                                                                    14,000        69,672
MATERIALS 0.0%
Huabao International Holdings Ltd.                                                                              8,000         5,257

Laudus Rosenberg International Equity Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
RETAILING 0.1%
Li & Fung Ltd.                                                                                                 16,000        27,651
                                                                                                                        -----------
                                                                                                                            149,458
CAYMAN ISLANDS 0.2%
FOOD, BEVERAGE & TOBACCO 0.1%
Tingyi (Cayman Islands) Holding Corp.                                                                          36,000        41,870
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Kingboard Chemical Holdings Ltd.                                                                               16,000        29,003
                                                                                                                        -----------
                                                                                                                             70,873
DENMARK  1.2%
FOOD, BEVERAGE & TOBACCO 0.2%
Danisco A/S                                                                                                     2,099        85,724
TRANSPORTATION  1.0%
A P Moller - Maersk A/S, Series A                                                                                  92       503,488
                                                                                                                        -----------
                                                                                                                            589,212
FINLAND  1.7%
CAPITAL GOODS 0.3%
Wartsila Corp. Oyj                                                                                              4,500       135,973
DIVERSIFIED FINANCIALS 0.1%
Pohjola Bank plc                                                                                                2,912        40,500
INSURANCE 0.7%
Sampo Oyj, Class A                                                                                             18,248       345,387
MATERIALS 0.6%
UPM-Kymmene Oyj                                                                                                25,552       327,545
                                                                                                                        -----------
                                                                                                                            849,405
FRANCE  8.7%
BANKS 0.6%
BNP Paribas                                                                                                     4,986       215,218
Societe Generale                                                                                                1,971        99,995
                                                                                                                        -----------
                                                                                                                            315,213
CONSUMER DURABLES & APPAREL 0.2%
Christian Dior S.A.                                                                                             1,967       111,213
CONSUMER SERVICES 0.0%
Sodexo                                                                                                            378        21,008
ENERGY  1.3%
Total S.A.                                                                                                     11,866       652,383
FOOD, BEVERAGE & TOBACCO 0.7%
Pernod Ricard S.A.                                                                                              4,629       343,879
INSURANCE 0.3%
CNP Assurances                                                                                                  1,800       130,785
MEDIA 0.2%
Vivendi                                                                                                         2,635        85,885
PHARMACEUTICALS & BIOTECHNOLOGY  2.3%
Sanofi-Aventis                                                                                                 17,600     1,125,752

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
SOFTWARE & SERVICES 0.6%
Atos Origin S.A.                                                                                                2,678        67,406
Cap Gemini S.A.                                                                                                 6,500       251,335
                                                                                                                        -----------
                                                                                                                            318,741
TELECOMMUNICATION SERVICES  2.2%
France Telecom S.A.                                                                                            38,000     1,059,163
UTILITIES 0.3%
GDF Suez                                                                                                        2,331       115,704
Suez Environnement S.A. *                                                                                         611        10,319
                                                                                                                        -----------
                                                                                                                            126,023
                                                                                                                        -----------
                                                                                                                          4,290,045
GERMANY  6.0%
CAPITAL GOODS 0.2%
Bilfinger Berger AG                                                                                               714        38,216
KSB AG                                                                                                             41        20,607
Tognum AG                                                                                                       3,400        44,064
                                                                                                                        -----------
                                                                                                                            102,887
DIVERSIFIED FINANCIALS 0.2%
Deutsche Bank AG - Reg'd                                                                                        2,064        81,623
INSURANCE 0.6%
Allianz SE - Reg'd                                                                                              2,848       303,029
MATERIALS 0.1%
Lanxess                                                                                                         3,200        62,400
PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
Bayer AG                                                                                                        1,200        69,922
Merck KGaA                                                                                                        702        62,801
                                                                                                                        -----------
                                                                                                                            132,723
TELECOMMUNICATION SERVICES  1.1%
Deutsche Telekom AG - Reg'd                                                                                    36,800       556,391
TRANSPORTATION  1.8%
Deutsche Post AG - Reg'd                                                                                       40,000       676,546
Deutsche Lufthansa AG - Reg'd                                                                                  10,800       177,594
                                                                                                                        -----------
                                                                                                                            854,140
UTILITIES  1.7%
E.ON AG                                                                                                         2,000        78,535
RWE AG                                                                                                          8,698       772,530
                                                                                                                        -----------
                                                                                                                            851,065
                                                                                                                        -----------
                                                                                                                          2,944,258
HONG KONG  1.5%
BANKS 0.2%
Hang Seng Bank Ltd.                                                                                             8,200       108,261
CAPITAL GOODS 0.2%
Hutchison Whampoa Ltd.                                                                                          8,000        40,386
Jardine Matheson Holdings Ltd.                                                                                  2,400        44,502
Jardine Strategic Holdings Ltd.                                                                                 3,000        31,321
                                                                                                                        -----------
                                                                                                                            116,209

Laudus Rosenberg International Equity Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
CONSUMER DURABLES & APPAREL 0.1%
Yue Yuen Industrial (Holdings) Ltd.                                                                            23,000        45,665
FOOD, BEVERAGE & TOBACCO 0.0%
China Agri-Industries Holdings Ltd. *                                                                          13,000         6,508
Vitasoy International Holdings Ltd.                                                                             8,000         3,569
                                                                                                                        -----------
                                                                                                                             10,077
REAL ESTATE 0.4%
Cheung Kong (Holdings) Ltd.                                                                                    11,000       104,936
Chinese Estates Holdings Ltd.                                                                                  24,000        27,459
Hang Lung Group Ltd.                                                                                            9,000        27,493
Sun Hung Kai Properties Ltd.                                                                                    3,000        25,244
Wheelock Properties Ltd.                                                                                        5,000         1,953
                                                                                                                        -----------
                                                                                                                            187,085
RETAILING 0.2%
Esprit Holdings Ltd.                                                                                           12,000        68,381
Wing On Co. International Ltd.                                                                                 24,000        25,456
                                                                                                                        -----------
                                                                                                                             93,837
TELECOMMUNICATION SERVICES 0.0%
Hutchison Telecommunications International Ltd.                                                                22,000         5,933
TRANSPORTATION 0.1%
Hopewell Highway Infrastructure Ltd.                                                                           76,500        42,671
UTILITIES 0.3%
CLP Holdings Ltd.                                                                                               6,500        44,191
Hong Kong & China Gas Co., Ltd.                                                                                 2,000         3,033
Hongkong Electric Holdings Ltd.                                                                                17,000        95,710
                                                                                                                        -----------
                                                                                                                            142,934
                                                                                                                        -----------
                                                                                                                            752,672
IRELAND 0.8%
FOOD, BEVERAGE & TOBACCO 0.2%
Kerry Group plc, Class A                                                                                        4,956        91,640
MEDIA 0.6%
WPP plc                                                                                                        53,000       309,908
                                                                                                                        -----------
                                                                                                                            401,548
ITALY  5.0%
AUTOMOBILES & COMPONENTS 0.1%
Pirelli & C. S.p.A.                                                                                           199,309        75,274
BANKS  1.0%
Banco Popolare Societa Cooperativa                                                                             37,561       266,317
Intesa Sanpaolo                                                                                                33,281       120,900
UniCredit S.p.A.                                                                                               43,404       110,356
                                                                                                                        -----------
                                                                                                                            497,573
CAPITAL GOODS 0.2%
Finmeccanica S.p.A.                                                                                             5,000        77,445

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
ENERGY 0.3%
Eni S.p.A.                                                                                                      5,929       142,673
INSURANCE 0.3%
Fondiaria - Sai S.p.A.                                                                                          1,600        29,207
Unipol Gruppo Finanziario S.p.A.                                                                               63,000        98,738
                                                                                                                        -----------
                                                                                                                            127,945
TELECOMMUNICATION SERVICES  1.2%
Telecom Italia S.p.A.                                                                                         367,549       604,682
UTILITIES  1.9%
Enel S.p.A.                                                                                                   142,187       915,911
                                                                                                                        -----------
                                                                                                                          2,441,503
JAPAN  22.7%
AUTOMOBILES & COMPONENTS  1.4%
Aisan Industry Co., Ltd.                                                                                          100           493
Bridgestone Corp.                                                                                              15,800       236,994
Calsonic Kansei Corp.                                                                                           2,000         2,857
Fuji Heavy Industries Ltd.                                                                                     24,000        65,955
Nippon Seiki Co., Ltd.                                                                                          2,000        11,815
Nok Corp.                                                                                                         900         6,337
Takata Corp.                                                                                                    1,600        11,340
Toyota Motor Corp.                                                                                              9,900       327,277
                                                                                                                        -----------
                                                                                                                            663,068
BANKS  3.0%
Chuo Mitsui Trust Holdings, Inc.                                                                               32,000       157,335
Fukuoka Financial Group, Inc.                                                                                  30,000       131,129
Mitsubishi UFJ Financial Group, Inc.                                                                           66,100       415,448
Mizuho Financial Group, Inc. (a)                                                                                    8        22,742
Sapporo Hokuyo Holdings, Inc. (a)                                                                                  11        42,350
Sumitomo Mitsui Financial Group, Inc. (a)                                                                          38       157,617
The 77 Bank Ltd.                                                                                                9,000        48,988
The Aichi Bank Ltd.                                                                                               400        30,465
The Bank of Kyoto Ltd.                                                                                          9,000       100,867
The Chiba Kogyo Bank Ltd. *                                                                                       900        12,903
The Eighteenth Bank Ltd.                                                                                        2,000         7,483
The Higashi-Nippon Bank Ltd.                                                                                    1,000         3,483
The Hyakugo Bank Ltd.                                                                                           6,000        36,312
The Mie Bank Ltd.                                                                                               2,000         8,187
The Nishi-Nippon City Bank Ltd.                                                                                27,000        78,531
The San-in Godo Bank Ltd.                                                                                       4,000        32,436
The Sumitomo Trust & Banking Co., Ltd.                                                                         33,000       195,071
The Yachiyo Bank Ltd. (a)                                                                                           4        12,576
                                                                                                                        -----------
                                                                                                                          1,493,923
CAPITAL GOODS 0.5%
Aida Engineering Ltd.                                                                                           1,000         3,664
Asahi Glass Co., Ltd.                                                                                          16,000        91,205
Fuji Electric Holdings Co., Ltd.                                                                                4,000         6,027
Fuji Machine Manufacturing Co., Ltd.                                                                            1,100         9,448
JFE Shoji Holdings, Inc.                                                                                        5,000        15,465
Kamei Corp.                                                                                                     2,000        10,810

Laudus Rosenberg International Equity Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Maeda Corp.                                                                                                     6,000        24,363
Nagase & Co., Ltd.                                                                                              4,000        38,857
Nishimatsu Construction Co., Ltd.                                                                               6,000         8,989
Sumikin Bussan Corp.                                                                                            2,000         4,957
Takeuchi Mfg. Co., Ltd.                                                                                           400         3,840
                                                                                                                        -----------
                                                                                                                            217,625
CONSUMER DURABLES & APPAREL 0.7%
Kurabo Industries Ltd.                                                                                          6,000        10,014
Nikon Corp.                                                                                                    10,000       120,026
Roland Corp.                                                                                                      600         8,060
Sankyo Co., Ltd.                                                                                                  100         5,045
Sekisui House Ltd.                                                                                              2,000        17,645
Sharp Corp.                                                                                                    18,000       129,753
SRI Sports Ltd.                                                                                                     3         2,845
Tokyo Style Co., Ltd.                                                                                           2,000        14,513
Yamaha Corp.                                                                                                    4,800        44,626
                                                                                                                        -----------
                                                                                                                            352,527
DIVERSIFIED FINANCIALS 0.0%
Fuyo General Lease Co., Ltd.                                                                                      100         1,957
Tokai Tokyo Securities Co., Ltd.                                                                                3,000         8,299
                                                                                                                        -----------
                                                                                                                             10,256
ENERGY 0.6%
AOC Holdings, Inc.                                                                                                100           559
Cosmo Oil Co., Ltd.                                                                                             2,000         6,226
Inpex Corp.                                                                                                        35       279,022
Itohchu Enex Co., Ltd.                                                                                            300         2,123
                                                                                                                        -----------
                                                                                                                            287,930
FOOD & STAPLES RETAILING 0.5%
Aeon Co., Ltd.                                                                                                 15,200       153,075
Cawachi Ltd.                                                                                                      100         2,270
Circle K Sunkus Co., Ltd.                                                                                       2,100        37,993
Kasumi Co., Ltd.                                                                                                1,000         5,535
Uny Co., Ltd.                                                                                                   6,000        66,396
                                                                                                                        -----------
                                                                                                                            265,269
FOOD, BEVERAGE & TOBACCO  1.6%
Ajinomoto Co., Inc.                                                                                            12,000       130,969
Asahi Breweries Ltd.                                                                                            8,800       152,153
Japan Tobacco, Inc.                                                                                                69       228,551
Kirin Holdings Co., Ltd.                                                                                       16,000       212,726
Meiji Seika Kaisha Ltd.                                                                                         8,000        38,529
Mikuni Coca-Cola Bottling Co., Ltd.                                                                             1,100        10,633
                                                                                                                        -----------
                                                                                                                            773,561
HEALTH CARE EQUIPMENT & SERVICES 0.1%
BML, Inc.                                                                                                         200         4,394
Hitachi Medical Corp.                                                                                           2,000        20,486
                                                                                                                        -----------
                                                                                                                             24,880
HOUSEHOLD & PERSONAL PRODUCTS  1.1%
Aderans Hodings Co., Ltd.                                                                                         500         5,258
Kao Corp.                                                                                                       9,000       273,378
Kose Corp.                                                                                                      1,500        37,705
Lion Corp.                                                                                                      4,000        21,648
Mandom Corp.                                                                                                      200         5,704
Milbon Co., Ltd.                                                                                                  400        11,224

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Shiseido Co., Ltd.                                                                                              9,000       185,084
                                                                                                                        -----------
                                                                                                                            540,001
INSURANCE  1.4%
Mitsui Sumitomo Insurance Group Holdings, Inc.                                                                  9,100       289,391
NIPPONKOA Insurance Co., Ltd.                                                                                   7,000        54,458
Sompo Japan Insurance, Inc.                                                                                    22,000       162,903
Sony Financial Holdings, Inc.                                                                                       2         7,633
T&D Holdings, Inc.                                                                                              3,800       160,838
                                                                                                                        -----------
                                                                                                                            675,223
MATERIALS  1.2%
Asahi Kasei Corp.                                                                                              31,000       136,836
Hitachi Chemical Co., Ltd.                                                                                      5,200        54,018
Kaneka Corp.                                                                                                   12,000        76,653
Mitsui Chemicals, Inc.                                                                                         27,000       100,334
Sumitomo Chemical Co.,Ltd.                                                                                     48,000       164,546
Teijin Ltd.                                                                                                    25,000        71,013
                                                                                                                            603,400
                                                                                                                        -----------
MEDIA 0.1%
Daiichikosho Co., Ltd.                                                                                            100         1,029
Sky Perfect JSAT Holdings, Inc.                                                                                     3         1,466
TV Asahi Corp.                                                                                                     17        22,837
                                                                                                                        -----------
                                                                                                                             25,332
PHARMACEUTICALS & BIOTECHNOLOGY  2.1%
Astellas Pharma, Inc.                                                                                           8,100       331,552
Daiichi Sankyo Co., Ltd.                                                                                       13,900       328,712
Dainippon Sumitomo Pharma Co., Ltd.                                                                            10,000        93,626
Eisai Co., Ltd.                                                                                                   200         8,346
Kyowa Hakko Kirin Co., Ltd.                                                                                     7,000        73,487
Mitsubishi Tanabe Pharma Corp.                                                                                  9,000       135,844
Nippon Shinyaku Co., Ltd.                                                                                       2,000        23,877
Takeda Pharmaceutical Co., Ltd.                                                                                   600        31,273
Torii Pharmaceutical Co., Ltd.                                                                                    600         9,499
                                                                                                                        -----------
                                                                                                                          1,036,216
RETAILING 0.4%
AOKl Holdings, Inc.                                                                                             1,000        10,323
Aoyama Trading Co., Ltd.                                                                                        1,400        22,303
AT-Group Co., Ltd.                                                                                              2,000        17,690
Belluna Co., Ltd.                                                                                               1,250         3,335
J. Front Retailing Co., Ltd.                                                                                   12,000        49,656
Kohnan Shoji Co., Ltd.                                                                                            600         8,062
Marui Group Co., Ltd.                                                                                           4,400        25,707
NAFCO Co., Ltd.                                                                                                   200         2,488
Sazaby League, Ltd.                                                                                               500         6,301
Takashimaya Co., Ltd.                                                                                           9,000        68,399
                                                                                                                        -----------
                                                                                                                            214,264
SOFTWARE & SERVICES 0.0%
Hitachi System & Services Ltd.                                                                                    200         2,093
TECHNOLOGY HARDWARE & EQUIPMENT  2.8%
Citizen Holdings Co., Ltd.                                                                                      8,200        29,559
FUJIFILM Holdings Corp.                                                                                        11,300       252,262
Fujitsu Ltd.                                                                                                   41,000       199,342
Furuno Electric Co., Ltd.                                                                                         900         5,615

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Hitachi Ltd.                                                                                                   56,000       217,331
Hitachi Maxell Ltd.                                                                                             2,100        19,613
Japan Aviation Electronics Industry Ltd.                                                                        3,000        12,567
Murata Manufacturing Co., Ltd.                                                                                  4,500       176,451
NEC Corp.                                                                                                      47,000       159,008
OMRON Corp.                                                                                                     1,300        17,467
Ricoh Co., Ltd.                                                                                                 7,000        89,717
Riso Kagaku Corp.                                                                                                 600         5,981
Seiko Epson Corp.                                                                                               5,000        79,560
Tdk Corp.                                                                                                       2,900       107,145
Toshiba Tec Corp.                                                                                               1,000         3,015
                                                                                                                        -----------
                                                                                                                          1,374,633
TELECOMMUNICATION SERVICES  1.8%
KDDI Corp.                                                                                                         48       342,734
Nippon Telegraph & Telephone Corp. (a)                                                                             72       371,716
NTT DoCoMo, Inc.                                                                                                   87       171,243
                                                                                                                        -----------
                                                                                                                            885,693
TRANSPORTATION  1.8%
Central Japan Railway Co.                                                                                          33       286,197
Japan Airlines Corp. *                                                                                         57,000       134,454
Kawasaki Kisen Kaisha Ltd.                                                                                     21,000        98,491
Keisei Electric Railway Co., Ltd.                                                                               2,000        12,503
Nippon Yusen Kabushiki Kaisha                                                                                  24,000       147,954
Seino Holdings Co., Ltd.                                                                                        6,000        33,489
West Japan Railway Co.                                                                                             40       182,257
Yusen Air & Sea Service Co., Ltd.                                                                                 600         7,609
                                                                                                                        -----------
                                                                                                                            902,954
UTILITIES  1.6%
Chubu Electric Power Co., Inc.                                                                                  4,500       137,060
Electric Power Development Co., Ltd.                                                                            3,200       125,780
Kyushu Electric Power Co., Inc.                                                                                 7,100       188,488
The Tokyo Electric Power Co., Inc.                                                                                900        30,044
Tohoku Electric Power Co., Inc.                                                                                10,900       294,858
                                                                                                                        -----------
                                                                                                                            776,230
                                                                                                                        -----------
                                                                                                                         11,125,078
LUXEMBOURG 0.1%
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Oriflame Cosmetics S.A. SDR                                                                                       982        28,686
MAURITIUS 0.0%
FOOD, BEVERAGE & TOBACCO 0.0%
Golden Agri-Resources Ltd.                                                                                     83,000        13,677
NETHERLANDS  3.1%
COMMERCIAL & PROFESSIONAL SUPPLIES 0.1%
Randstad Holding N.V.                                                                                           2,864        58,448
DIVERSIFIED FINANCIALS 0.9%
ING Groep N.V. CVA                                                                                             39,999       440,226

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
FOOD & STAPLES RETAILING 0.2%
Koninklijke Ahold N.V.                                                                                          5,890        72,582
FOOD, BEVERAGE & TOBACCO  1.1%
Unilever N.V. CVA                                                                                              22,300       540,507
MATERIALS 0.3%
Koninklijke DSM N.V.                                                                                            6,500       166,798
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
STMicroelectronics N.V.                                                                                        21,212       139,827
TRANSPORTATION 0.2%
TNT N.V.                                                                                                        4,211        81,800
                                                                                                                        -----------
                                                                                                                          1,500,188
NEW ZEALAND 0.0%
UTILITIES 0.0%
Vector Ltd.                                                                                                    11,100        13,055
NORWAY  1.3%
ENERGY  1.3%
StatoilHydro A.S.A.                                                                                            38,008       635,675
PORTUGAL 0.6%
UTILITIES 0.6%
EDP - Energias de Portugal S.A.                                                                                84,000       316,006
SINGAPORE 0.8%
BANKS 0.2%
DBS Group Holdings Ltd.                                                                                         1,000         5,891
Oversea-Chinese Banking Corp., Ltd.                                                                            12,000        41,725
United Overseas Bank Ltd.                                                                                       7,000        63,259
                                                                                                                        -----------
                                                                                                                            110,875
CAPITAL GOODS 0.1%
Haw Par Corp., Ltd.                                                                                             4,000        10,133
Noble Group Ltd.                                                                                               54,000        38,678
SembCorp Industries Ltd.                                                                                       10,000        16,313
Singapore Technologies Engineering Ltd.                                                                         6,000         9,936
                                                                                                                        -----------
                                                                                                                             75,060
DIVERSIFIED FINANCIALS 0.1%
UOB-Kay Hian Holdings Ltd.                                                                                     40,000        26,498
FOOD, BEVERAGE & TOBACCO 0.0%
Wilmar International Ltd.                                                                                       6,000        11,756
MATERIALS 0.0%
NSL Ltd.                                                                                                       15,000         9,820
RETAILING 0.1%
Jardine Cycle & Carriage Ltd.                                                                                   4,000        26,602
TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.                                                                              24,000        42,769

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TRANSPORTATION 0.2%
ComfortDelGro Corp., Ltd.                                                                                      27,000        27,351
Singapore Airlines Ltd.                                                                                         9,540        75,031
                                                                                                                        -----------
                                                                                                                            102,382
                                                                                                                        -----------
                                                                                                                            405,762
SPAIN  3.8%
BANKS  1.1%
Banco Bilbao Vizcaya Argentaria S.A.                                                                           15,861       196,524
Banco Espanol de Credito S.A.                                                                                     654         7,487
Banco Santander S.A.                                                                                           37,077       358,189
                                                                                                                        -----------
                                                                                                                            562,200
CONSUMER SERVICES 0.1%
Prosegur, Compania de Seguridad S.A.                                                                              981        32,650
ENERGY  1.5%
Repsol YPF S.A.                                                                                                33,600       717,367
FOOD, BEVERAGE & TOBACCO 0.0%
Ebro Puleva S.A.                                                                                                1,200        16,658
INSURANCE 0.3%
Grupo Catalana Occidente S.A.                                                                                   1,374        28,206
Mapfre S.A.                                                                                                    35,000       119,365
                                                                                                                        -----------
                                                                                                                            147,571
TELECOMMUNICATION SERVICES 0.8%
Telefonica S.A.                                                                                                17,885       403,694
                                                                                                                        -----------
                                                                                                                          1,880,140
SWEDEN  1.4%
BANKS 0.1%
Nordea Bank AB                                                                                                  9,163        65,311
COMMERCIAL & PROFESSIONAL SUPPLIES 0.1%
Securitas AB, B Shares                                                                                          3,405        28,666
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Meda AB, A Shares                                                                                              12,000        83,021
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Telefonaktiebolaget LM Ericsson, B Shares                                                                       4,796        37,389
TELECOMMUNICATION SERVICES 0.9%
Tele2 AB, B Shares                                                                                             16,000       144,791
TeliaSonera AB                                                                                                 60,644       305,404
                                                                                                                        -----------
                                                                                                                            450,195
                                                                                                                        -----------
                                                                                                                            664,582
SWITZERLAND 7.0%
BANKS 0.1%
Banque Cantonale Vaudoise - Reg'd                                                                                 151        45,498
COMMERCIAL & PROFESSIONAL SUPPLIES 0.4%
Adecco S.A. - Reg'd                                                                                             6,000       205,404

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
DIVERSIFIED FINANCIALS 0.7%
Credit Suisse Group AG - Reg'd                                                                                  4,427       124,065
UBS AG - Reg'd *                                                                                               13,264       192,982
                                                                                                                        -----------
                                                                                                                            317,047
FOOD, BEVERAGE & TOBACCO  2.1%
Nestle S.A. - Reg'd                                                                                            25,483     1,009,079
INSURANCE  2.7%
Baloise Holding AG - Reg'd                                                                                      1,914       144,542
Helvetia Holding AG                                                                                               300        66,019
Swiss Life Holding - Reg'd *                                                                                    1,800       124,818
Zurich Financial Services AG - Reg'd                                                                            4,603     1,005,668
                                                                                                                        -----------
                                                                                                                          1,341,047
MATERIALS 0.1%
Clariant AG - Reg'd *                                                                                           8,000        54,982
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Novartis AG - Reg'd.                                                                                            1,300        65,106
TELECOMMUNICATION SERVICES 0.8%
Swisscom AG - Reg'd                                                                                             1,181       383,098
TRANSPORTATION 0.0%
Swissair Group (a)(b)                                                                                              30            --
                                                                                                                        -----------
                                                                                                                          3,421,261
UNITED KINGDOM  15.9%
BANKS  1.4%
Barclays plc                                                                                                   30,900        70,232
HSBC Holdings plc                                                                                              52,533       514,150
Royal Bank of Scotland Group plc                                                                               42,202        31,066
Standard Chartered plc                                                                                          7,115        91,044
                                                                                                                        -----------
                                                                                                                            706,492
CAPITAL GOODS  1.6%
BAE Systems plc                                                                                               140,000       761,898
Qinetiq Group plc                                                                                              16,928        39,040
                                                                                                                        -----------
                                                                                                                            800,938
ENERGY  1.7%
BP plc                                                                                                          4,000        30,877
Royal Dutch Shell plc, Class A                                                                                 17,700       467,981
Royal Dutch Shell plc, Class B                                                                                 13,100       332,064
                                                                                                                        -----------
                                                                                                                            830,922
FOOD, BEVERAGE & TOBACCO 0.3%
Tate & Lyle plc                                                                                                22,991       133,961
INSURANCE  1.8%
Aviva plc                                                                                                      34,109       193,278
Jardine Lloyd Thompson Group plc                                                                                3,215        20,431
Legal & General Group plc                                                                                     285,889       319,544
Old Mutual plc                                                                                                240,000       192,898
RSA Insurance Group plc                                                                                        54,169       107,943
Standard Life plc                                                                                              21,165        61,785
                                                                                                                        -----------
                                                                                                                            895,879

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
PHARMACEUTICALS & BIOTECHNOLOGY  2.6%
AstraZeneca plc                                                                                                27,600     1,129,126
Shire Ltd.                                                                                                      8,020       118,134
                                                                                                                        -----------
                                                                                                                          1,247,260
REAL ESTATE 0.3%
Hammerson plc                                                                                                   4,874        37,756
Liberty International plc                                                                                      12,000        83,084
Segro plc                                                                                                      12,953        46,179
                                                                                                                        -----------
                                                                                                                            167,019
RETAILING 0.7%
Home Retail Group plc                                                                                          42,000       129,630
Kingfisher plc                                                                                                117,931       232,315
                                                                                                                        -----------
                                                                                                                            361,945
SOFTWARE & SERVICES 0.2%
Logica plc                                                                                                     70,000        70,371
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Spectris plc                                                                                                    4,625        35,713
TELECOMMUNICATION SERVICES  3.2%
BT Group plc                                                                                                  406,454       817,421
Cable & Wireless                                                                                               93,795       212,120
Vodafone Group plc                                                                                            252,000       516,007
                                                                                                                        -----------
                                                                                                                          1,545,548
UTILITIES  2.0%
Centrica plc                                                                                                  189,493       729,511
United Utilities Group plc                                                                                     28,965       263,002
                                                                                                                        -----------
                                                                                                                            992,513
                                                                                                                        -----------
                                                                                                                          7,788,561
                                                                                                                        -----------
COMMON STOCK
(COST $56,001,239)                                                                                                       43,553,893
                                                                                                                        -----------
RIGHTS 0.0% OF NET ASSETS
SINGAPORE 0.0%
DBS Group Holdings Ltd. (a)*                                                                                      500         1,041
                                                                                                                        -----------
TOTAL RIGHTS
(COST $__)                                                                                                                    1,041
                                                                                                                        -----------

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
OTHER INVESTMENT COMPANIES 0.1% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                                25,134        25,134
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $25,134)                                                                                                               25,134
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $57,696,350 and the unrealized appreciation and depreciation were $1,475,119 and ($15,591,401), respectively, with a net unrealized depreciation of ($14,116,282).

At 12/31/08, the prices of certain foreign securities held by the fund aggregating $42,946,892 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

(a)  Fair-valued by Management.

(b)  All or a portion of this security has been deemed to be illiquid.

CVA - Dutch Certificate
Reg'd - Registered
SDR - Swedish Depositary Receipt

LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURTIES*
----------------                                --------------
Level 1 - Quoted Prices                          $     25,134
Level 2 - Other Significant Observable Inputs      42,946,892
Level 3 - Significant Unobservable Inputs             608,042
                                                 ------------
TOTAL                                            $ 43,580,068
                                                 ------------

*    The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                   INVESTMENT IN
                                                    SECURITIES
                                                   -------------
Balance as of 03/31/08                               $       --
                                                     ----------
Accrued discount/premiums                                    --
Realized gain/loss                                     (180,703)
Change in unrealized appreciation (depreciation)        (56,823)
Net purchases (sales)                                    79,812
Transfer in and/or out of Level 3                       765,756
                                                     ----------
Balance as of 12/31/08                               $  608,042
                                                     ----------

Laudus Trust

Laudus Rosenberg U.S. Discovery Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                           ($)          ($)
--------------------                                                                                      -----------   -----------
 97.6% COMMON STOCK                                                                                       529,780,595   402,215,212
  0.1% FOREIGN COMMON STOCK                                                                                   401,932       414,796
  1.7% OTHER INVESTMENT COMPANIES                                                                           6,913,864     6,913,864
 99.4% TOTAL INVESTMENTS                                                                                  537,096,391   409,543,872
  0.6% OTHER ASSETS AND LIABILITIES, NET                                                                                  2,401,712
100.0% NET ASSETS                                                                                                       411,945,584

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
COMMON STOCK 97.6% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.1%
Exide Technologies *                                                                                            4,730        25,022
Hawk Corp., Class A *                                                                                          20,240       335,984
Motorcar Parts of America, Inc. *                                                                              31,430       122,577
Standard Motor Products, Inc.                                                                                   8,566        29,638
                                                                                                                        -----------
                                                                                                                            513,221
BANKS 12.5%
Alliance Financial Corp.                                                                                        4,960       117,552
Ameriana Bancorp                                                                                                2,021        11,277
Astoria Financial Corp.                                                                                        87,288     1,438,506
Atlas America, Inc.                                                                                            47,450       704,633
BancFirst Corp.                                                                                                   980        51,862
Banco Latinoamericano de Exportaciones, S.A.,
   Class E                                                                                                     73,670     1,057,901
BancorpSouth, Inc.                                                                                             61,727     1,441,943
Bank Mutual Corp.                                                                                              12,085       139,461
Bank of Hawaii Corp.                                                                                           28,200     1,273,794
Berkshire Hills Bancorp, Inc.                                                                                   6,923       213,644
BOK Financial Corp.                                                                                             7,699       311,040
Carolina Bank Holdings, Inc. *                                                                                  3,006        18,036
CFS Bancorp, Inc.                                                                                              13,882        54,140
City National Corp.                                                                                            24,580     1,197,046
Commerce Bancshares, Inc.                                                                                      59,455     2,613,047
Cullen/Frost Bankers, Inc.                                                                                     35,600     1,804,208
ESB Financial Corp.                                                                                             1,250        13,425
Evans Bancorp, Inc.                                                                                               560         8,450
First Citizens BancShares, Inc., Class A                                                                       10,404     1,589,731
First Defiance Financial Corp.                                                                                 13,339       103,110
First Federal Bancshares of Arkansas, Inc.                                                                      9,964        73,235
First Financial Holdings, Inc.                                                                                  4,738        95,897
First M&F Corp.                                                                                                 3,101        24,963

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
First Merchants Corp.                                                                                           6,926       153,826
First Niagara Financial Group, Inc.                                                                            32,709       528,905
First Place Financial Corp.                                                                                    13,703        52,482
First United Corp.                                                                                             10,888       146,770
FirstMerit Corp.                                                                                               27,632       568,943
Forest Oil Corp. *                                                                                             54,060       891,449
Glacier Bancorp, Inc.                                                                                          34,563       657,388
GulfMark Offshore, Inc. *                                                                                       5,487       130,536
Hawthorn Bancshares, Inc.                                                                                       5,070        87,407
HF Financial Corp.                                                                                              6,971        89,368
Hingham Institution for Savings                                                                                   316         7,925
Horizon Bancorp                                                                                                 3,681        46,013
Hornbeck Offshore Services, Inc. *                                                                             20,461       334,333
International Bancshares Corp.                                                                                 10,428       227,643
ION Geophysical Corp. *                                                                                       104,979       360,078
LSB Financial Corp.                                                                                             4,123        41,684
Massey Energy Co.                                                                                             106,002     1,461,768
New York Community Bancorp, Inc.                                                                               29,570       353,657
NewAlliance Bancshares, Inc.                                                                                  244,900     3,225,333
Newfield Exploration Co. *                                                                                    126,814     2,504,577
OceanFirst Financial Corp.                                                                                      5,897        97,890
Overseas Shipholding Group, Inc.                                                                               14,090       593,330
Parkvale Financial Corp.                                                                                        9,922       123,231
People's United Financial, Inc.                                                                               157,109     2,801,253
Peoples Bancorp of North Carolina                                                                              11,844       108,728
Peoples Bancorp, Inc.                                                                                           6,333       121,150
Pioneer Drilling Co. *                                                                                         23,779       132,449
Premier Financial Bancorp, Inc.                                                                                 4,774        35,566
Prosperity Bancshares, Inc.                                                                                    33,020       977,062
Provident Community Bancshares, Inc.                                                                              800         7,232
SEACOR Holdings, Inc. *                                                                                        38,740     2,582,021
Simmons First National Corp., Class A                                                                           9,048       266,645
Southern Missouri Bancorp, Inc.                                                                                 5,141        57,014
Southern Union Co.                                                                                            189,430     2,470,167
SVB Financial Group *                                                                                          16,900       443,287
Tamalpais Bancorp                                                                                               1,336        11,316
TCF Financial Corp.                                                                                            17,086       233,395
Teekay Corp.                                                                                                  123,345     2,423,729
Tesoro Corp.                                                                                                   56,480       743,842
TETRA Technologies, Inc. *                                                                                     10,772        52,352
TF Financial Corp.                                                                                              6,010       115,993
The South Financial Group, Inc.                                                                                52,662       227,500
Tidewater, Inc.                                                                                               130,158     5,241,463
UMB Financial Corp.                                                                                             8,010       393,611
United Western Bancorp, Inc.                                                                                   18,195       170,305
Valley National Bancorp                                                                                        95,650     1,936,913
Westamerica Bancorp                                                                                            15,912       813,899
Western Refining, Inc.                                                                                         43,510       337,638
Wilmington Trust Corp.                                                                                         39,927       887,976
Wintrust Financial Corp.                                                                                        8,580       176,491

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
WSFS Financial Corp.                                                                                           15,751       755,890
                                                                                                                        -----------
                                                                                                                         51,566,324
CAPITAL GOODS 5.1%
Acuity Brands, Inc.                                                                                            12,970       452,783
Aecom Technology Corp. *                                                                                      189,000     5,807,970
Aircastle Ltd.                                                                                                105,347       503,559
Albany International Corp., Class A                                                                            18,670       239,723
Alliant Techsystems, Inc. *                                                                                    48,458     4,155,758
Apogee Enterprises, Inc.                                                                                        1,510        15,643
EnPro Industries, Inc. *                                                                                       45,855       987,717
Esterline Technologies Corp. *                                                                                  7,530       285,312
Federal Signal Corp.                                                                                           59,350       487,263
Force Protection, Inc. *                                                                                       16,310        97,534
GrafTech International Ltd. *                                                                                   6,910        57,491
Griffon Corp. *                                                                                                99,439       927,766
H&E Equipment Services, Inc. *                                                                                  2,180        16,808
Hurco Cos., Inc. *                                                                                              5,363        64,356
K-Tron International, Inc. *                                                                                      780        62,322
Kadant, Inc. *                                                                                                 19,071       257,077
KBR, Inc.                                                                                                      16,860       256,272
LaBarge, Inc. *                                                                                                 3,885        55,750
Lawson Products, Inc.                                                                                           6,686       152,775
Lydall, Inc. *                                                                                                 15,672        90,114
MasTec, Inc. *                                                                                                  4,602        53,291
Meadow Valley Corp. *                                                                                           5,921        46,953
Michael Baker Corp. *                                                                                          17,100       631,161
Navistar International Corp. *                                                                                 38,797       829,480
Preformed Line Products Co.                                                                                     4,659       214,500
Rush Enterprises, Inc., Class A *                                                                              47,826       409,869
Seaboard Corp.                                                                                                    462       551,628
SL Industries, Inc. *                                                                                          12,970       114,136
Standex International Corp.                                                                                    16,014       317,718
The L.S. Starrett Co., Class A                                                                                  9,450       152,145
The Shaw Group, Inc. *                                                                                         17,810       364,571
Thomas & Betts Corp. *                                                                                         78,162     1,877,451
United Rentals, Inc. *                                                                                         11,160       101,779
Willis Lease Finance Corp. *                                                                                   21,670       200,881
                                                                                                                        -----------
                                                                                                                         20,839,556
COMMERCIAL & PROFESSIONAL SUPPLIES 2.1%
ABM Industries, Inc.                                                                                            7,275       138,589
CDI Corp.                                                                                                      38,539       498,694
Comfort Systems USA, Inc.                                                                                      22,501       239,861
Deluxe Corp.                                                                                                  110,084     1,646,856
Ecology & Environment, Inc., Class A                                                                            4,252        50,939
G & K Services, Inc., Class A                                                                                   2,509        50,732
GP Strategies Corp. *                                                                                          38,690       174,105
Hudson Highland Group, Inc. *                                                                                  20,322        68,079
ICT Group, Inc. *                                                                                              18,260        83,631
Industrial Services of America, Inc.                                                                            7,500        39,525
Intersections, Inc. *                                                                                           6,380        33,176
Kelly Services, Inc., Class A                                                                                  79,330     1,032,083
LECG Corp. *                                                                                                   58,649       393,535
National Technical Systems, Inc.                                                                               16,403        61,511
On Assignment, Inc. *                                                                                          28,643       162,406

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
Steelcase, Inc., Class A                                                                                      235,887     1,325,685
Sykes Enterprises, Inc. *                                                                                      83,840     1,603,021
Viad Corp.                                                                                                     45,580     1,127,649
VSE Corp.                                                                                                       1,771        69,476
                                                                                                                        -----------
                                                                                                                          8,799,553
CONSUMER DURABLES & APPAREL 2.6%
American Greetings Corp., Class A                                                                              85,737       649,029
CSS Industries, Inc.                                                                                            9,430       167,288
Culp, Inc. *                                                                                                   22,125        43,808
Flexsteel Industries, Inc.                                                                                     17,600       117,744
Hasbro, Inc.                                                                                                   55,610     1,622,144
JAKKS Pacific, Inc. *                                                                                          13,180       271,903
Jarden Corp. *                                                                                                  8,490        97,635
Leggett & Platt, Inc.                                                                                          29,760       452,055
Liz Claiborne, Inc.                                                                                           262,055       681,343
National Presto Industries, Inc.                                                                               13,510     1,040,270
The Warnaco Group, Inc. *                                                                                     119,683     2,349,377
Tupperware Brands Corp.                                                                                       120,569     2,736,916
Wolverine World Wide, Inc.                                                                                     18,203       382,991
                                                                                                                        -----------
                                                                                                                         10,612,503
CONSUMER SERVICES 1.7%
Ark Restaurants Corp.                                                                                           4,830        55,207
Bob Evans Farms, Inc.                                                                                          79,762     1,629,538
CEC Entertainment, Inc. *                                                                                      44,100     1,069,425
Coinstar, Inc. *                                                                                               24,707       482,034
Cracker Barrel Old Country Store, Inc.                                                                         64,094     1,319,695
Domino's Pizza, Inc. *                                                                                         11,820        55,672
Frisch's Restaurants, Inc.                                                                                      4,580        86,333
Jackson Hewitt Tax Service, Inc.                                                                               15,570       244,293
LIFE TIME FITNESS, Inc. *                                                                                      21,615       279,914
McCormick & Schmick's Seafood Restaurants, Inc. *                                                              17,450        70,149
Red Lion Hotels Corp. *                                                                                        14,900        35,462
Regis Corp.                                                                                                    48,550       705,432
Sonic Corp. *                                                                                                  25,858       314,692
Speedway Motorsports, Inc.                                                                                     37,440       603,158
                                                                                                                        -----------
                                                                                                                          6,951,004
DIVERSIFIED FINANCIALS 0.1%
California First National Bancorp                                                                               8,630        57,044
Dollar Financial Corp. *                                                                                       18,212       187,584
Interactive Brokers Group, Inc., Class A *                                                                     13,495       241,426
QC Holdings, Inc.                                                                                              15,080        57,153
                                                                                                                        -----------
                                                                                                                            543,207
FOOD & STAPLES RETAILING 1.3%
Nash Finch Co.                                                                                                 33,263     1,493,176
The Andersons, Inc.                                                                                            11,076       182,533
The Pantry, Inc. *                                                                                             52,600     1,128,270
Village Super Market, Inc., Class A                                                                             3,270       187,665
Weis Markets, Inc.                                                                                             15,545       522,778

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
Winn-Dixie Stores, Inc. *                                                                                     104,710     1,685,831
                                                                                                                        -----------
                                                                                                                          5,200,253
FOOD, BEVERAGE & TOBACCO  6.2%
B&G Foods, Inc., Class A                                                                                       10,490        56,646
Cal-Maine Foods, Inc.                                                                                          36,900     1,059,030
Chiquita Brands International, Inc. *                                                                          30,740       454,337
Constellation Brands, Inc., Class A *                                                                         527,776     8,323,028
Corn Products International, Inc.                                                                             132,777     3,830,616
Dean Foods Co. *                                                                                              107,991     1,940,598
Diamond Foods, Inc.                                                                                             6,299       126,925
Flowers Foods, Inc.                                                                                            98,388     2,396,732
HQ Sustainable Maritime Industries Inc. *                                                                       6,245        48,898
J & J Snack Foods Corp.                                                                                         6,059       217,397
Omega Protein Corp. *                                                                                          36,260       145,403
Overhill Farms, Inc. *                                                                                         21,290        89,205
Smart Balance, Inc. *                                                                                          95,054       646,367
Tasty Baking Co.                                                                                               22,514        76,323
The Boston Beer Co., Inc., Class A *                                                                           10,721       304,476
The J.M. Smucker Co.                                                                                          129,485     5,614,470
Tyson Foods, Inc., Class A                                                                                     18,483       161,911
                                                                                                                        -----------
                                                                                                                         25,492,362
HEALTH CARE EQUIPMENT & SERVICES  6.9%
Advanced Medical Optics, Inc. *                                                                                66,280       438,111
Allied Healthcare Products, Inc. *                                                                             13,245        38,543
American Dental Partners, Inc. *                                                                               27,860       193,348
American Medical Systems Holdings, Inc. *                                                                       6,453        58,013
AMERIGROUP Corp. *                                                                                             48,995     1,446,333
Anika Therapeutics, Inc. *                                                                                     10,781        32,774
Capital Senior Living Corp. *                                                                                  17,397        51,843
Cardiac Science Corp. *                                                                                        59,815       448,613
CONMED Corp. *                                                                                                 73,087     1,749,703
Dynacq Healthcare, Inc. *                                                                                       1,270         5,283
ev3, Inc. *                                                                                                    77,593       473,317
Hologic, Inc. *                                                                                               237,954     3,110,059
Invacare Corp.                                                                                                 73,331     1,138,097
Inverness Medical Innovations, Inc. *                                                                         196,125     3,708,724
Kewaunee Scientific Corp.                                                                                       5,900        53,159
Kindred Healthcare, Inc. *                                                                                     81,167     1,056,794
Kinetic Concepts, Inc. *                                                                                        4,073        78,120
MedCath Corp. *                                                                                                16,814       175,538
Molina Healthcare, Inc. *                                                                                       1,720        30,289
Omnicare, Inc.                                                                                                 69,730     1,935,705
Orthofix International N.V. *                                                                                  46,310       709,932
SonoSite, Inc. *                                                                                               16,397       312,855
Span-America Medical Systems, Inc.                                                                              7,600        72,276
Teleflex, Inc.                                                                                                128,880     6,456,888
The Cooper Cos., Inc.                                                                                         100,314     1,645,150
Universal American Financial Corp. *                                                                          108,460       956,617
Wright Medical Group, Inc. *                                                                                   46,975       959,699

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
Zoll Medical Corp. *                                                                                           60,998     1,152,252
                                                                                                                        -----------
                                                                                                                         28,488,035
HOUSEHOLD & PERSONAL PRODUCTS 2.4%
American Oriental Bioengineering, Inc. *                                                                        5,780        39,246
Chattem, Inc. *                                                                                                 2,879       205,935
Church & Dwight Co., Inc.                                                                                     129,500     7,267,540
Elizabeth Arden, Inc. *                                                                                        66,407       837,392
Inter Parfums, Inc.                                                                                            33,740       259,123
Natural Alternative International, Inc. *                                                                      16,941       103,340
Nu Skin Enterprises, Inc., Class A                                                                             21,733       226,675
Nutraceutical International Corp. *                                                                            14,910       114,658
Oil-Dri Corp. of America                                                                                       11,249       210,919
Physicians Formula Holdings, Inc. *                                                                            26,691        74,468
Prestige Brands Holdings, Inc. *                                                                               16,272       171,670
Revlon, Inc. Class A *                                                                                         39,782       265,346
Schiff Nutrition International, Inc. *                                                                         17,720       105,788
                                                                                                                        -----------
                                                                                                                          9,882,100
INSURANCE 3.5%
Allied World Assurance Co. Holdings Ltd.                                                                        4,480       181,888
American Financial Group, Inc.                                                                                241,224     5,519,205
American National Insurance Co.                                                                                   828        61,048
American Physicians Service Group, Inc.                                                                        13,305       286,191
American Safety Insurance Holdings Ltd. *                                                                       2,988        39,471
Argo Group International Holdings Ltd. *                                                                       62,423     2,117,388
Aspen Insurance Holdings Ltd.                                                                                  10,670       258,748
CastlePoint Holdings Ltd.                                                                                      14,300       193,908
Endurance Specialty Holdings Ltd.                                                                              31,330       956,505
National Western Life Insurance Co., Class A                                                                    3,258       551,156
PMA Capital Corp., Class A *                                                                                   11,539        81,696
Reinsurance Group of America, Inc.                                                                             84,019     3,597,694
RenaissanceRe Holdings Ltd.                                                                                     4,136       213,252
Unico American Corp. *                                                                                         11,830       104,222
Universal Insurance Holdings, Inc.                                                                             39,377        96,080
Wesco Financial Corp.                                                                                             338        97,310
                                                                                                                        -----------
                                                                                                                         14,355,762
MATERIALS 3.7%
A. Schulman, Inc.                                                                                               4,661        79,237
Arch Chemicals, Inc.                                                                                            8,330       217,163
Ashland, Inc.                                                                                                       2            21
Ferro Corp.                                                                                                    90,102       635,219
Friedman Industries, Inc.                                                                                      15,410       102,939
Glatfelter                                                                                                     11,230       104,439
Innophos Holdings, Inc.                                                                                        44,684       885,190
Innospec, Inc.                                                                                                 25,177       148,292
International Flavors & Fragrances, Inc.                                                                       14,010       416,377

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
KapStone Paper and Packaging Corp. *                                                                           19,283        45,894
Minerals Technologies, Inc.                                                                                    15,440       631,496
Olin Corp.                                                                                                     90,162     1,630,129
Rock-Tenn Co., Class A                                                                                         75,606     2,584,213
RPM International, Inc.                                                                                       225,390     2,995,433
Schweitzer-Mauduit International, Inc.                                                                         35,298       706,666
Stepan Co.                                                                                                     16,013       752,451
The Scotts Miracle-Gro Co., Class A                                                                            95,458     2,837,012
Wausau Paper Corp.                                                                                             28,640       327,642
                                                                                                                        -----------
                                                                                                                         15,099,813
MEDIA  0.3%
Arbitron, Inc.                                                                                                  8,740       116,067
Cinemark Holdings, Inc.                                                                                         7,503        55,747
Fisher Communications, Inc.                                                                                     3,850        79,464
Live Nation, Inc. *                                                                                           136,190       781,731
Mediacom Communications Corp., Class A *                                                                       13,551        58,269
The Interpublic Group of Cos., Inc. *                                                                           8,040        31,839
                                                                                                                        -----------
                                                                                                                          1,123,117
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7.8%
Albany Molecular Research, Inc. *                                                                               9,565        93,163
Alexion Pharmaceuticals, Inc. *                                                                                88,648     3,208,171
Bio-Rad Laboratories, Inc., Class A *                                                                           2,476       186,468
Cambrex Corp. *                                                                                                11,910        55,024
Caraco Pharmaceutical Laboratories Ltd. *                                                                      20,650       122,248
Celera Corp. *                                                                                                 25,030       278,584
Endo Pharmaceuticals Holdings, Inc. *                                                                         101,138     2,617,452
Facet Biotech Corp. *                                                                                          31,207       299,273
Harvard Bioscience, Inc. *                                                                                     60,908       161,406
King Pharmaceuticals, Inc. *                                                                                  222,338     2,361,230
Life Technologies Corp. *                                                                                     228,715     5,331,347
Martek Biosciences Corp. *                                                                                     76,075     2,305,833
Maxygen, Inc. *                                                                                                50,888       453,921
Medicis Pharmaceutical Corp., Class A                                                                           8,060       112,034
Mylan, Inc. *                                                                                                 249,154     2,464,133
Neurocrine Biosciences, Inc. *                                                                                 89,746       287,187
Noven Pharmaceuticals, Inc. *                                                                                  21,430       235,730
OSI Pharmaceuticals, Inc. *                                                                                    11,948       466,569
Par Pharmaceutical Cos, Inc. *                                                                                 54,540       731,381
PAREXEL International Corp. *                                                                                  22,080       214,397
PDL BioPharma, Inc.                                                                                           156,034       964,290
PerkinElmer, Inc.                                                                                             288,214     4,009,057
Valeant Pharmaceuticals International *                                                                         4,280        98,012
Varian, Inc. *                                                                                                 35,430     1,187,259
Warner Chilcott Ltd., Class A *                                                                                82,286     1,193,147
Watson Pharmaceuticals, Inc. *                                                                                 98,274     2,611,140
                                                                                                                        -----------
                                                                                                                         32,048,456

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
REAL ESTATE 1.2%
CB Richard Ellis Group, Inc., Class A *                                                                        21,149        91,364
CBL & Associates Properties, Inc.                                                                             177,039     1,150,753
Cedar Shopping Centers, Inc.                                                                                  105,632       747,875
Douglas Emmett, Inc.                                                                                            8,009       104,597
Entertainment Properties Trust                                                                                  2,230        66,454
Hersha Hospitality Trust                                                                                       71,231       213,693
HRPT Properties Trust                                                                                         489,174     1,648,516
Mission West Properties, Inc.                                                                                  47,049       359,925
One Liberty Properties, Inc.                                                                                   26,650       234,520
Ramco-Gershenson Properties Trust                                                                              26,198       161,904
                                                                                                                        -----------
                                                                                                                          4,779,601
RETAILING 6.7%
99 Cents Only Stores *                                                                                         55,930       611,315
Barnes & Noble, Inc.                                                                                           80,080     1,201,200
Big Lots, Inc. *                                                                                              208,846     3,026,179
Books-A-Million, Inc.                                                                                          17,473        44,556
Collective Brands, Inc. *                                                                                      26,928       315,596
Dollar Tree, Inc. *                                                                                           185,855     7,768,739
Expedia, Inc. *                                                                                                10,365        85,408
Family Dollar Stores, Inc.                                                                                     15,642       407,787
Haverty Furniture Cos., Inc.                                                                                   44,031       410,809
Jo-Ann Stores, Inc. *                                                                                          65,809     1,019,381
Jos. A. Bank Clothiers, Inc. *                                                                                 43,572     1,139,408
Monro Muffler Brake, Inc.                                                                                       2,781        70,915
Netflix, Inc. *                                                                                                95,068     2,841,583
Priceline.com, Inc. *                                                                                           1,440       106,056
RadioShack Corp.                                                                                              317,000     3,784,980
REX Stores Corp. *                                                                                             24,448       197,295
Stage Stores, Inc.                                                                                             38,318       316,123
Systemax, Inc.                                                                                                 19,178       206,547
The Children's Place Retail Stores, Inc. *                                                                     65,530     1,420,690
The Dress Barn, Inc. *                                                                                         21,970       235,958
The Finish Line, Inc., Class A                                                                                 44,142       247,195
The Gymboree Corp. *                                                                                           40,552     1,058,002
The Pep Boys - Manny, Moe & Jack                                                                              115,870       478,543
The Talbots, Inc.                                                                                              65,220       155,876
Tiffany & Co.                                                                                                   6,384       150,854
West Marine, Inc. *                                                                                            25,020       106,085
Zale Corp. *                                                                                                   79,223       263,813
                                                                                                                        -----------
                                                                                                                         27,670,893
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.8%
Actel Corp. *                                                                                                  67,495       791,041
CEVA, Inc. *                                                                                                   31,172       218,204
Cirrus Logic, Inc. *                                                                                          177,932       476,858
Cypress Semiconductor Corp. *                                                                                 196,170       876,880
FEI Co. *                                                                                                      90,663     1,709,904
Integrated Device Technology, Inc. *                                                                          517,000     2,900,370
LSI Corp. *                                                                                                    23,196        76,315
Skyworks Solutions, Inc. *                                                                                    454,433     2,517,559
Standard Microsystems Corp. *                                                                                  21,135       345,346
TriQuint Semiconductor, Inc. *                                                                                237,217       816,026

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
Ultratech, Inc. *                                                                                               7,955        95,142
Veeco Instruments, Inc. *                                                                                      85,946       544,898
                                                                                                                        -----------
                                                                                                                         11,368,543
SOFTWARE & SERVICES 15.9%
AsiaInfo Holdings, Inc. *                                                                                      15,738       186,338
CACI International, Inc., Class A *                                                                            22,602     1,019,124
CIBER, Inc. *                                                                                                 163,269       785,324
Computer Task Group, Inc. *                                                                                    27,811        89,551
Compuware Corp. *                                                                                             348,942     2,355,358
Convergys Corp. *                                                                                             326,157     2,090,666
CSG Systems International, Inc. *                                                                              13,353       233,277
Dynamics Research Corp. *                                                                                      18,374       146,992
EarthLink, Inc. *                                                                                             302,752     2,046,604
Edgewater Technology, Inc. *                                                                                   23,273        60,277
Fair Isaac Corp.                                                                                               38,075       641,945
GSI Commerce, Inc. *                                                                                           49,016       515,648
Hewitt Associates, Inc., Class A *                                                                            224,574     6,373,410
IAC/InterActiveCorp. *                                                                                        186,487     2,933,441
Interwoven, Inc. *                                                                                            113,500     1,430,100
JDA Software Group, Inc. *                                                                                     75,752       994,624
Keynote Systems, Inc. *                                                                                        29,014       223,698
Lawson Software, Inc. *                                                                                       378,901     1,795,991
MAXIMUS, Inc.                                                                                                  54,634     1,918,200
Mentor Graphics Corp. *                                                                                       195,063     1,008,476
Metavante Technologies, Inc. *                                                                                  7,910       127,430
Ness Technologies, Inc. *                                                                                      98,791       422,825
NetScout Systems, Inc. *                                                                                       82,166       708,271
Novell, Inc. *                                                                                                953,564     3,709,364
Parametric Technology Corp. *                                                                                 196,352     2,483,853
Perot Systems Corp., Class A *                                                                                227,578     3,110,991
Progress Software Corp. *                                                                                      12,582       242,329
QAD, Inc.                                                                                                      39,060       163,661
Quest Software, Inc. *                                                                                         74,240       934,682
Radiant Systems, Inc. *                                                                                        58,793       198,132
S1 Corp. *                                                                                                    102,521       808,891
Solera Holdings, Inc. *                                                                                       157,857     3,804,354
SPSS, Inc. *                                                                                                   51,700     1,393,832
SumTotal Systems, Inc. *                                                                                       50,711       144,019
Sybase, Inc. *                                                                                                256,161     6,345,108
Synopsys, Inc. *                                                                                              353,755     6,551,543
Take-Two Interactive Software, Inc.                                                                           171,824     1,298,989
TechTeam Global, Inc. *                                                                                        26,600       155,610
TIBCO Software, Inc. *                                                                                        163,479       848,456
United Online, Inc.                                                                                           183,353     1,112,953
Web.com Group, Inc. *                                                                                          58,391       213,711
Websense, Inc. *                                                                                              124,851     1,869,019
Wind River Systems, Inc. *                                                                                    213,034     1,923,697
Wright Express Corp. *                                                                                          6,822        85,957
                                                                                                                        -----------
                                                                                                                         65,506,721
TECHNOLOGY HARDWARE & EQUIPMENT  2.6%
Arris Group, Inc. *                                                                                            72,110       573,274
Astro-Med, Inc.                                                                                                15,610        94,753
Avocent Corp. *                                                                                                17,617       315,520
Black Box Corp.                                                                                                47,851     1,249,868
Coherent, Inc. *                                                                                               59,892     1,285,282
Communications Systems, Inc.                                                                                   11,447        89,287

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
CTS Corp.                                                                                                      37,933       209,011
Electronics for Imaging, Inc. *                                                                                 9,426        90,113
Emulex Corp. *                                                                                                268,530     1,874,339
Gerber Scientific, Inc. *                                                                                      30,226       154,455
Insight Enterprises, Inc. *                                                                                   124,171       856,780
IntriCon Corp. *                                                                                                6,930        24,948
LeCroy Corp. *                                                                                                 23,879        72,831
Measurement Specialties, Inc. *                                                                                38,491       267,512
Mercury Computer Systems, Inc. *                                                                               11,991        75,663
Mettler-Toledo International, Inc. *                                                                            4,184       282,002
O.I. Corp.                                                                                                      4,685        46,756
Oplink Communications, Inc. *                                                                                  24,745       212,807
OSI Systems, Inc. *                                                                                            41,620       576,437
PC Mall, Inc. *                                                                                                 2,760        11,068
Perceptron, Inc. *                                                                                             16,078        54,183
Super Micro Computer, Inc. *                                                                                    7,935        50,229
SYNNEX Corp. *                                                                                                  9,650       109,334
Tekelec *                                                                                                      33,702       449,585
TESSCO Technologies, Inc. *                                                                                    11,080        96,507
Tollgrade Communications, Inc. *                                                                               31,971       152,821
Vicon Industries, Inc. *                                                                                          270         1,507
Vishay Intertechnology, Inc. *                                                                                480,376     1,642,886
                                                                                                                        -----------
                                                                                                                         10,919,758
TELECOMMUNICATION SERVICES 1.9%
CenturyTel, Inc.                                                                                              246,468     6,735,970
Premiere Global Services, Inc. *                                                                               94,195       811,019
USA Mobility, Inc. *                                                                                           39,380       455,627
                                                                                                                        -----------
                                                                                                                          8,002,616
TRANSPORTATION 1.5%
CAI International, Inc. *                                                                                       1,880         5,960
Dynamex, Inc. *                                                                                                15,454       227,946
International Shipholding Corp.                                                                                 8,179       207,174
Kansas City Southern *                                                                                         32,688       622,706
Pacer International, Inc.                                                                                     101,832     1,062,108
Ryder System, Inc.                                                                                             49,285     1,911,272
Saia, Inc. *                                                                                                   18,499       200,899
SkyWest, Inc.                                                                                                   9,211       171,325
TBS International Ltd., Class A *                                                                              25,645       257,219
UTI Worldwide, Inc.                                                                                           119,020     1,706,747
                                                                                                                        -----------
                                                                                                                          6,373,356
UTILITIES 8.7%
AGL Resources, Inc.                                                                                            13,190       413,506
Alliant Energy Corp.                                                                                          273,302     7,974,952
Artesian Resources Corp., Class A                                                                              11,103       175,649
Black Hills Corp.                                                                                              64,679     1,743,746
CH Energy Group, Inc.                                                                                           2,024       104,013
CMS Energy Corp.                                                                                              537,689     5,436,036
Delta Natural Gas Co., Inc.                                                                                     7,105       172,296
El Paso Electric Co. *                                                                                         67,820     1,226,864
IDACORP, Inc.                                                                                                   3,580       105,431
New Jersey Resources Corp.                                                                                     78,652     3,094,956
Northeast Utilities                                                                                           145,080     3,490,625
NorthWestern Corp.                                                                                            109,205     2,563,041
NV Energy, Inc.                                                                                               491,430     4,860,243
OGE Energy Corp.                                                                                               20,627       531,764

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
Pennichuck Corp.                                                                                                3,134        64,341
Pepco Holdings, Inc.                                                                                          101,152     1,796,460
Portland General Electric Co.                                                                                  10,529       205,000
RGC Resources, Inc.                                                                                             3,037        77,444
Southwest Gas Corp.                                                                                             1,890        47,666
UIL Holdings Corp.                                                                                              2,060        61,862
Unisource Energy Corp.                                                                                         49,190     1,444,218
Unitil Corp.                                                                                                    3,460        71,449
WGL Holdings, Inc.                                                                                             12,753       416,896
                                                                                                                        -----------
                                                                                                                         36,078,458
                                                                                                                        -----------
TOTAL COMMON STOCK
(COST $529,781,595)                                                                                                     402,215,212
                                                                                                                        -----------
FOREIGN COMMON STOCK  0.1% OF NET ASSETS
BAHAMAS 0.0%
TRANSPORTATION 0.0%
Ultrapetrol Bahamas Ltd. *                                                                                     31,154        99,381
BERMUDA 0.1%
RETAILING 0.1%
Signet Jewelers Ltd.                                                                                           36,380       315,415
                                                                                                                        -----------
TOTAL FOREIGN COMMON STOCK
(COST $401,932)                                                                                                             414,796
                                                                                                                        -----------

                                                                                                              NUMBER       VALUE
SECURITY                                                                                                    OF SHARES       ($)
--------                                                                                                    ---------   -----------
OTHER INVESTMENT COMPANIES  1.7% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                             6,913,864     6,913,864
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $6,913,864)                                                                                                         6,913,864
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $538,664,123 and the unrealized appreciation and depreciation were $13,980,633 and ($143,100,884), respectively, with a net unrealized depreciation of ($129,120,251).

*    Non-income producing security.

LAUDUS ROSENBERG U.S. DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. T he following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                                                INVESTMENTS IN
VALUATION INPUTS                                                                   SECURTIES*
----------------                                                                --------------
Level 1 - Quoted Prices                                                          $402,630,008
Level 2 - Other Significant Observable Inputs                                       6,913,864
Level 3 - Significant Unobservable Inputs                                                   -
                                                                                 ------------
TOTAL                                                                            $409,543,872

*    The fund had no Other Financial Instruments.

REG46269DEC08 (02/09)

Laudus Trust

Laudus Rosenberg U.S. Large Capitalization Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 98.7% COMMON STOCK                                                                                        75,186,040    64,972,602
 98.7% TOTAL INVESTMENTS                                                                                   75,186,040    64,972,602
  1.3% OTHER ASSETS AND
       LIABILITIES, NET                                                                                                     862,852
100.0% NET ASSETS                                                                                                        65,835,454

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK  98.7% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.3%
Harley-Davidson, Inc.                                                                                           9,810       166,476
BANKS 2.4%
Hudson City Bancorp, Inc.                                                                                      10,970       175,081
M&T Bank Corp.                                                                                                    510        29,279
Regions Financial Corp.                                                                                        30,859       245,638
U.S. Bancorp                                                                                                   21,840       546,218
Wells Fargo & Co.                                                                                              20,890       615,837
                                                                                                                        -----------
                                                                                                                          1,612,053
CAPITAL GOODS 8.8%
3M Co.                                                                                                         23,860     1,372,904
First Solar, Inc. *                                                                                               140        19,314
General Dynamics Corp.                                                                                         18,740     1,079,237
General Electric Co.                                                                                           13,700       221,940
Goodrich Corp.                                                                                                  5,030       186,211
L-3 Communications Holdings, Inc.                                                                               5,120       377,754
Lockheed Martin Corp.                                                                                          11,218       943,209
Northrop Grumman Corp.                                                                                          6,540       294,562
SPX Corp.                                                                                                       4,160       168,688
The Shaw Group, Inc. *                                                                                          5,409       110,722
Tyco International Ltd.                                                                                         2,750        59,400
United Technologies Corp.                                                                                      11,530       618,008
W.W. Grainger, Inc.                                                                                             4,741       373,780
                                                                                                                        -----------
                                                                                                                          5,825,729
COMMERCIAL & PROFESSIONAL SUPPLIES 0.7%
Avery Dennison Corp.                                                                                            8,000       261,840
R.R. Donnelley & Sons Co.                                                                                      17,100       232,218
                                                                                                                        -----------
                                                                                                                            494,058
CONSUMER DURABLES & APPAREL 1.8%
Hasbro, Inc.                                                                                                    9,340       272,448
NIKE, Inc., Class B                                                                                            16,200       826,200
The Warnaco Group, Inc. *                                                                                       1,962        38,514
Tupperware Brands Corp.                                                                                         2,520        57,204
                                                                                                                        -----------
                                                                                                                          1,194,366

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
CONSUMER SERVICES 0.8%
H&R Block, Inc.                                                                                                21,900       497,568
DIVERSIFIED FINANCIALS 3.6%
American Express Co.                                                                                            6,080       112,784
Bank of America Corp.                                                                                          54,660       769,613
Citigroup, Inc.                                                                                                41,980       281,686
JPMorgan Chase & Co.                                                                                           27,126       855,283
Morgan Stanley                                                                                                  9,272       148,723
The Goldman Sachs Group, Inc.                                                                                   2,740       231,228
                                                                                                                        -----------
                                                                                                                          2,399,317
ENERGY 12.7%
Anadarko Petroleum Corp.                                                                                        2,690       103,700
Chesapeake Energy Corp.                                                                                         2,700        43,659
Chevron Corp.                                                                                                  24,220     1,791,553
Diamond Offshore Drilling, Inc.                                                                                 2,800       165,032
El Paso Corp.                                                                                                  48,156       377,062
ENSCO International, Inc.                                                                                         260         7,381
EOG Resources, Inc.                                                                                             6,980       464,728
Exxon Mobil Corp.                                                                                              36,530     2,916,190
Marathon Oil Corp.                                                                                             39,450     1,079,352
Massey Energy Co.                                                                                               3,880        53,505
Newfield Exploration Co. *                                                                                     10,000       197,500
Noble Energy                                                                                                   10,600       521,732
Occidental Petroleum Corp.                                                                                        480        28,795
Overseas Shipholding Group, Inc.                                                                                  200         8,422
Southwestern Energy Co. *                                                                                         770        22,307
Sunoco, Inc.                                                                                                    8,000       347,680
Teekay Corp.                                                                                                    3,200        62,880
Tidewater, Inc.                                                                                                 3,800       153,026
                                                                                                                        -----------
                                                                                                                          8,344,504
FOOD & STAPLES RETAILING 3.0%
CVS Caremark Corp.                                                                                             53,385     1,534,285
Wal-Mart Stores, Inc.                                                                                           8,450       473,707
                                                                                                                        -----------
                                                                                                                          2,007,992
FOOD, BEVERAGE & TOBACCO 8.2%
Altria Group, Inc.                                                                                             13,350       201,051
Archer-Daniels-Midland Co.                                                                                     26,480       763,419
Bunge Ltd.                                                                                                        169         8,749
ConAgra Foods, Inc.                                                                                            27,710       457,215
Constellation Brands, Inc., Class A *                                                                          25,934       408,979
Corn Products International, Inc.                                                                               5,800       167,330
Dean Foods Co. *                                                                                               10,300       185,091
Del Monte Foods Co.                                                                                            13,800        98,532
Kellogg Co.                                                                                                     5,648       247,665
Kraft Foods, Inc., Class A                                                                                     49,480     1,328,538
Philip Morris International, Inc.                                                                              12,740       554,317
Sara Lee Corp.                                                                                                 31,344       306,858
The J. M. Smucker Co.                                                                                           5,770       250,187
The Pepsi Bottling Group, Inc.                                                                                  9,880       222,399
Tyson Foods, Inc., Class A                                                                                     19,590       171,608
                                                                                                                        -----------
                                                                                                                          5,371,938

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
HEALTH CARE EQUIPMENT & SERVICES 2.3%
Aetna, Inc.                                                                                                       880        25,080
AMERIGROUP Corp. *                                                                                              3,440       101,549
Beckman Coulter, Inc.                                                                                           2,807       123,339
Express Scripts, Inc. *                                                                                        14,400       791,712
Health Net, Inc. *                                                                                              3,747        40,805
Hologic, Inc. *                                                                                                19,500       254,865
Humana, Inc. *                                                                                                    370        13,794
Teleflex, Inc.                                                                                                  2,912       145,891
                                                                                                                        -----------
                                                                                                                          1,497,035
HOUSEHOLD & PERSONAL PRODUCTS 3.0%
Avon Products, Inc.                                                                                            13,785       331,253
Church & Dwight Co., Inc.                                                                                       5,000       280,600
Colgate-Palmolive Co.                                                                                           4,920       337,217
The Clorox Co.                                                                                                  5,637       313,192
The Estee Lauder Cos., Inc., Class A                                                                            8,100       250,776
The Procter & Gamble Co.                                                                                        7,100       438,922
                                                                                                                        -----------
                                                                                                                          1,951,960
INSURANCE 2.2%
Aon Corp.                                                                                                       2,265       103,465
Assurant, Inc.                                                                                                  1,950        58,500
Everest Re Group Ltd.                                                                                           2,310       175,883
HCC Insurance Holdings, Inc.                                                                                      450        12,038
Lincoln National Corp.                                                                                          2,900        54,636
Old Republic International Corp.                                                                                7,910        94,287
Prudential Financial, Inc.                                                                                     13,876       419,888
Reinsurance Group of America, Inc.                                                                                290        12,418
Torchmark Corp.                                                                                                   290        12,963
Unum Group                                                                                                     25,540       475,044
                                                                                                                        -----------
                                                                                                                          1,419,122
MATERIALS 1.2%
PPG Industries, Inc.                                                                                           11,290       479,035
RPM International, Inc.                                                                                        10,040       133,431
The Mosaic Co.                                                                                                  4,287       148,330
                                                                                                                        -----------
                                                                                                                            760,796
MEDIA 1.8%
CBS Corp., Class B                                                                                              1,710        14,005
Discovery Communications, Inc., Series A *                                                                      4,120        58,339
DISH Network Corp., Class A *                                                                                  15,245       169,067
Time Warner, Inc.                                                                                              89,538       900,753
Virgin Media, Inc.                                                                                             11,080        55,289
                                                                                                                        -----------
                                                                                                                          1,197,453
PHARMACEUTICALS & BIOTECHNOLOGY 15.5%
Amgen, Inc. *                                                                                                   7,662       442,481
Biogen Idec, Inc. *                                                                                            16,900       804,947
Bristol-Myers Squibb Co.                                                                                       88,800     2,064,600
Cephalon, Inc. *                                                                                                5,041       388,359
Endo Pharmaceuticals Holdings, Inc. *                                                                             200         5,176
Facet Biotech Corp. *                                                                                           1,138        10,913
Forest Laboratories, Inc. *                                                                                    21,100       537,417

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Gilead Sciences, Inc. *                                                                                        33,340     1,705,008
Johnson & Johnson                                                                                               5,070       303,338
King Pharmaceuticals, Inc. *                                                                                   17,500       185,850
Life Technologies Corp. *                                                                                       8,370       195,105
Mylan, Inc. *                                                                                                  22,900       226,481
PDL Biopharma, Inc.                                                                                             5,690        35,164
Pfizer, Inc.                                                                                                  163,264     2,891,405
Warner Chilcott Ltd., Class A *                                                                                 4,980        72,210
Watson Pharmaceuticals, Inc. *                                                                                  8,100       215,217
Wyeth                                                                                                           3,920       147,039
                                                                                                                        -----------
                                                                                                                         10,230,710
REAL ESTATE 0.6%
Boston Properties, Inc.                                                                                         1,000        55,000
ProLogis                                                                                                        6,300        87,507
Public Storage                                                                                                    900        71,550
Simon Property Group, Inc.                                                                                      2,070       109,979
Vornado Realty Trust                                                                                            1,210        73,024
                                                                                                                        -----------
                                                                                                                            397,060
RETAILING 3.1%
AutoZone, Inc. *                                                                                                3,368       469,735
Big Lots, Inc. *                                                                                                1,060        15,359
Dollar Tree, Inc. *                                                                                             6,794       283,989
Expedia, Inc. *                                                                                                15,600       128,544
Family Dollar Stores, Inc.                                                                                     10,600       276,342
Limited Brands, Inc.                                                                                           19,420       194,977
Priceline.com, Inc. *                                                                                             869        64,002
RadioShack Corp.                                                                                                9,192       109,753
The Gap, Inc.                                                                                                  25,490       341,311
Tiffany & Co.                                                                                                   5,660       133,746
                                                                                                                        -----------
                                                                                                                          2,017,758
SOFTWARE & SERVICES 11.8%
Accenture Ltd., Class A                                                                                        28,300       927,957
Amdocs Ltd. *                                                                                                  14,010       256,243
Autodesk, Inc. *                                                                                                  856        16,820
BMC Software, Inc. *                                                                                           11,540       310,542
CA, Inc.                                                                                                       28,300       524,399
Computer Sciences Corp. *                                                                                      12,100       425,194
Hewitt Associates, Inc., Class A *                                                                              4,280       121,466
IAC/InterActiveCorp *                                                                                           7,250       114,043
Intuit, Inc. *                                                                                                 22,830       543,126
Metavante Technologies, Inc. *                                                                                  6,410       103,265
Microsoft Corp.                                                                                               111,975     2,176,794
Novell, Inc. *                                                                                                 28,100       109,309
Oracle Corp. *                                                                                                 97,829     1,734,508
Parametric Technology Corp. *                                                                                   2,830        35,800
Quest Software, Inc. *                                                                                          2,480        31,223
Solera Holdings, Inc. *                                                                                         3,500        84,350
VeriSign, Inc. *                                                                                               13,717       261,720
                                                                                                                        -----------
                                                                                                                          7,776,759
TECHNOLOGY HARDWARE & EQUIPMENT 5.2%
Agilent Technologies, Inc. *                                                                                   24,390       381,216
Harris Corp.                                                                                                    9,420       358,431
Hewlett-Packard Co.                                                                                             1,424        51,677
International Business Machines Corp.                                                                          30,503     2,567,132
Sun Microsystems, Inc. *                                                                                        7,700        29,414

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Xerox Corp.                                                                                                     4,903        39,077
                                                                                                                        -----------
                                                                                                                          3,426,947
TELECOMMUNICATION SERVICES 2.5%
AT&T, Inc.                                                                                                     42,194     1,202,529
CenturyTel, Inc.                                                                                                7,340       200,602
NII Holdings, Inc. *                                                                                           12,900       234,522
                                                                                                                        -----------
                                                                                                                          1,637,653
TRANSPORTATION 0.1%
AMR Corp. *                                                                                                     3,600        38,412
UTILITIES 7.1%
Alliant Energy Corp.                                                                                            7,690       224,394
Black Hills Corp.                                                                                               2,700        72,792
CenterPoint Energy, Inc.                                                                                       21,080       266,030
CMS Energy Corp.                                                                                               16,790       169,747
DTE Energy Co.                                                                                                  1,120        39,950
Edison International                                                                                           10,570       339,508
IDACORP, Inc.                                                                                                   1,530        45,059
MDU Resources Group, Inc.                                                                                       8,420       181,704
Mirant Corp. *                                                                                                 14,300       269,841
NiSource, Inc.                                                                                                 19,716       216,285
NRG Energy, Inc. *                                                                                             17,470       407,575
NV Energy, Inc.                                                                                                18,100       179,009
OGE Energy Corp.                                                                                                  550        14,179
Pepco Holdings, Inc.                                                                                           14,787       262,617
PG&E Corp.                                                                                                     18,980       734,716
Pinnacle West Capital Corp.                                                                                     7,600       244,188
Public Service Enterprise Group, Inc.                                                                          30,250       882,392
SCANA Corp.                                                                                                     3,550       126,380
The AES Corp. *                                                                                                 3,710        30,570
                                                                                                                        -----------
                                                                                                                          4,706,936
                                                                                                                        -----------
TOTAL COMMON STOCK
(COST $75,186,040)                                                                                                       64,972,602
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $75,759,037 and the unrealized appreciation and depreciation were $2,050,300 and ($12,836,735), respectively, with a net unrealized depreciation of ($10,786,435).

*    Non-income producing security.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
Valuation Inputs                                  SECURTIES*
----------------                                --------------
Level 1 - Quoted Prices                           $64,972,602
Level 2 - Other Significant Observable Inputs              --
Level 3 - Significant Unobservable Inputs                  --
                                                  -----------
TOTAL                                             $64,972,602
                                                  -----------

*    The fund had no Other Financial Instruments.

REG46266DEC08 (02/09)

Laudus Trust

Laudus Rosenberg U.S. Large Capitalization Value Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 97.8% COMMON STOCK                                                                                        22,115,995    20,219,515
  1.6% OTHER INVESTMENT COMPANIES                                                                             333,965       333,965

 99.4% TOTAL INVESTMENTS                                                                                   22,449,960    20,553,480
  0.6% OTHER ASSETS AND LIABILITIES, NET                                                                                    131,574
100.0% NET ASSETS                                                                                                        20,685,054

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK 97.8% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.1%
Harley-Davidson, Inc.                                                                                             920        15,612
BANKS 5.2%
Astoria Financial Corp.                                                                                         1,600        26,368
BB&T Corp.                                                                                                      6,800       186,728
First Citizens BancShares, Inc., Class A                                                                          200        30,560
Hudson City Bancorp, Inc.                                                                                       5,600        89,376
Huntington Bancshares, Inc.                                                                                     1,600        12,256
M&T Bank Corp.                                                                                                    120         6,889
New York Community Bancorp, Inc.                                                                                5,800        69,368
PNC Financial Services Group, Inc.                                                                              1,100        53,900
Regions Financial Corp.                                                                                           640         5,094
TCF Financial Corp.                                                                                               600         8,196
U.S. Bancorp                                                                                                   10,176       254,502
Wells Fargo & Co.                                                                                              10,880       320,743
                                                                                                                        -----------
                                                                                                                          1,063,980
CAPITAL GOODS 4.7%
Aecom Technology Corp. *                                                                                          227         6,976
Armstrong World Industries, Inc.                                                                                  300         6,486
GATX Corp.                                                                                                        900        27,873
General Dynamics Corp.                                                                                          4,410       253,972
General Electric Co.                                                                                           32,070       519,534
KBR, Inc.                                                                                                         700        10,640
L-3 Communications Holdings, Inc.                                                                                 550        40,579
Lennox International, Inc.                                                                                        140         4,521
Northrop Grumman Corp.                                                                                            840        37,833
SPX Corp.                                                                                                         270        10,948
The Timken Co.                                                                                                  1,400        27,482
Trinity Industries, Inc.                                                                                        1,500        23,640
                                                                                                                        -----------
                                                                                                                            970,484

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMERCIAL & PROFESSIONAL SUPPLIES 0.8%
Avery Dennison Corp.                                                                                              500        16,365
Manpower, Inc.                                                                                                    400        13,596
Steelcase, Inc., Class A                                                                                        1,200         6,744
Waste Management, Inc.                                                                                          3,900       129,246
                                                                                                                        -----------
                                                                                                                            165,951
CONSUMER DURABLES & APPAREL 0.2%
Hasbro, Inc.                                                                                                    1,300        37,921
DIVERSIFIED FINANCIALS 8.2%
American Express Co.                                                                                              600        11,130
Bank of America Corp.                                                                                          32,190       453,235
Capital One Financial Corp.                                                                                     5,300       169,017
Citigroup, Inc.                                                                                                16,900       113,399
Discover Financial Services                                                                                     5,900        56,227
JPMorgan Chase & Co.                                                                                           18,960       597,809
State Street Corp.                                                                                              4,300       169,119
The Goldman Sachs Group, Inc.                                                                                   1,600       135,024
                                                                                                                        -----------
                                                                                                                          1,704,960
ENERGY 15.4%
Apache Corp.                                                                                                      960        71,549
Chesapeake Energy Corp.                                                                                         5,600        90,552
Chevron Corp.                                                                                                  10,300       761,891
ConocoPhillips                                                                                                 10,200       528,360
Devon Energy Corp.                                                                                                139         9,134
El Paso Corp.                                                                                                   9,200        72,036
ENSCO International, Inc.                                                                                         600        17,034
Exxon Mobil Corp.                                                                                              14,000     1,117,620
Forest Oil Corp. *                                                                                              1,506        24,834
Helix Energy Solutions Group, Inc. *                                                                              400         2,896
Helmerich & Payne, Inc.                                                                                         1,400        31,850
Marathon Oil Corp.                                                                                              8,400       229,824
Nabors Industries Ltd. *                                                                                          800         9,576
Newfield Exploration Co. *                                                                                      2,300        45,425
Oil States International, Inc. *                                                                                  400         7,476
Overseas Shipholding Group, Inc.                                                                                  200         8,422
Plains Exploration & Production Co. *                                                                             180         4,183
Pride International, Inc. *                                                                                       800        12,784
Rowan Cos., Inc.                                                                                                1,300        20,670
SEACOR Holdings, Inc. *                                                                                           400        26,660
Southern Union Co.                                                                                                800        10,432
Sunoco, Inc.                                                                                                      900        39,114
Tidewater, Inc.                                                                                                   900        36,243
Unit Corp. *                                                                                                      300         8,016
W&T Offshore, Inc.                                                                                                190         2,721
                                                                                                                        -----------
                                                                                                                          3,189,302
FOOD & STAPLES RETAILING 3.3%
BJ's Wholesale Club, Inc. *                                                                                     1,100        37,686
CVS Caremark Corp.                                                                                              7,900       227,046
Safeway, Inc.                                                                                                   5,000       118,850
SUPERVALU, INC.                                                                                                   800        11,680
Wal-Mart Stores, Inc.                                                                                           4,800       269,088

Laudus Rosenberg U.S. Large Capitalization Value Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Walgreen Co.                                                                                                    1,000        24,670
                                                                                                                        -----------
                                                                                                                            689,020
FOOD, BEVERAGE & TOBACCO 7.1%
Altria Group, Inc.                                                                                              4,900        73,794
Archer-Daniels-Midland Co.                                                                                      8,300       239,289
Campbell Soup Co.                                                                                               1,400        42,014
ConAgra Foods, Inc.                                                                                             6,880       113,520
Corn Products International, Inc.                                                                               1,300        37,505
Dean Foods Co. *                                                                                                  700        12,579
Del Monte Foods Co.                                                                                             2,730        19,492
General Mills, Inc.                                                                                             2,800       170,100
H.J. Heinz Co.                                                                                                  1,700        63,920
Kellogg Co.                                                                                                     1,800        78,930
Kraft Foods, Inc., Class A                                                                                      9,700       260,445
Lorillard, Inc.                                                                                                 1,400        78,890
Philip Morris International, Inc.                                                                                 870        37,854
Reynolds American, Inc.                                                                                         1,000        40,310
Sara Lee Corp.                                                                                                 10,560       103,382
The J. M. Smucker Co.                                                                                           1,700        73,712
The Pepsi Bottling Group, Inc.                                                                                    600        13,506
                                                                                                                        -----------
                                                                                                                          1,459,242
HEALTH CARE EQUIPMENT & SERVICES 1.9%
Aetna, Inc.                                                                                                       300         8,550
Beckman Coulter, Inc.                                                                                             300        13,182
Boston Scientific Corp. *                                                                                       5,700        44,118
Cardinal Health, Inc.                                                                                           1,200        41,364
Coventry Health Care, Inc. *                                                                                      700        10,416
Health Net, Inc. *                                                                                                600         6,534
Humana, Inc. *                                                                                                    270        10,066
LifePoint Hospitals, Inc. *                                                                                       300         6,852
Omnicare, Inc.                                                                                                  1,800        49,968
Teleflex, Inc.                                                                                                    700        35,070
WellPoint, Inc. *                                                                                               4,000       168,520
                                                                                                                        -----------
                                                                                                                            394,640
HOUSEHOLD & PERSONAL PRODUCTS 3.6%
Avon Products, Inc.                                                                                               300         7,209
NBTY, Inc. *                                                                                                      400         6,260
The Clorox Co.                                                                                                  1,600        88,896
The Procter & Gamble Co.                                                                                       10,200       630,564
                                                                                                                        -----------
                                                                                                                            732,929
INSURANCE 6.6%
Allied World Assurance Co. Holdings Ltd.                                                                          820        33,292
American Financial Group, Inc.                                                                                  1,500        34,320
Aon Corp.                                                                                                       1,200        54,816
Arch Capital Group Ltd. *                                                                                         900        63,090
Assurant, Inc.                                                                                                    311         9,330
Endurance Specialty Holdings Ltd.                                                                               1,000        30,530
Hanover Insurance Group, Inc.                                                                                     150         6,446
HCC Insurance Holdings, Inc.                                                                                      390        10,432
Loews Corp.                                                                                                     4,680       132,210
Marsh & McLennan Cos., Inc.                                                                                     7,200       174,744
MetLife, Inc.                                                                                                   4,800       167,328
PartnerRe Ltd.                                                                                                    470        33,497
Prudential Financial, Inc.                                                                                      1,050        31,773
The Chubb Corp.                                                                                                 4,600       234,600

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
The Travelers Cos., Inc.                                                                                        6,400       289,280
Unitrin, Inc.                                                                                                     200         3,188
Unum Group                                                                                                      2,100        39,060
W. R. Berkley Corp.                                                                                               590        18,290
                                                                                                                        -----------
                                                                                                                          1,366,226
MATERIALS 1.6%
Cytec Industries, Inc.                                                                                            900        19,098
Eastman Chemical Co.                                                                                            1,400        44,394
International Paper Co.                                                                                         4,200        49,560
PPG Industries, Inc.                                                                                            2,400       101,832
RPM International, Inc.                                                                                           590         7,841
Sealed Air Corp.                                                                                                2,100        31,374
Sonoco Products Co.                                                                                             1,500        34,740
The Dow Chemical Co.                                                                                            1,350        20,372
The Mosaic Co.                                                                                                    800        27,680
                                                                                                                        -----------
                                                                                                                            336,891
MEDIA 1.4%
The Interpublic Group of Cos., Inc. *                                                                             800         3,168
Time Warner, Inc.                                                                                              28,740       289,124
                                                                                                                        -----------
                                                                                                                            292,292
PHARMACEUTICALS & BIOTECHNOLOGY 13.1%
Amgen, Inc. *                                                                                                   7,200       415,800
Bristol-Myers Squibb Co.                                                                                        3,000        69,750
Endo Pharmaceuticals Holdings, Inc. *                                                                             200         5,176
Forest Laboratories, Inc. *                                                                                     4,600       117,162
Johnson & Johnson                                                                                              12,100       723,943
King Pharmaceuticals, Inc. *                                                                                    4,400        46,728
Life Technologies Corp. *                                                                                       1,100        25,641
PerkinElmer, Inc.                                                                                               1,200        16,692
Pfizer, Inc.                                                                                                   44,600       789,866
Thermo Fisher Scientific, Inc. *                                                                                4,100       139,687
Watson Pharmaceuticals, Inc. *                                                                                  1,000        26,570
Wyeth                                                                                                           8,800       330,088
                                                                                                                        -----------
                                                                                                                          2,707,103
REAL ESTATE 0.1%
Hospitality Properties Trust                                                                                    1,700        25,279
RETAILING 3.6%
Expedia, Inc. *                                                                                                 3,700        30,488
Family Dollar Stores, Inc.                                                                                      2,300        59,961
Limited Brands, Inc.                                                                                            1,900        19,076
Lowe's Cos., Inc.                                                                                              10,700       230,264
RadioShack Corp.                                                                                                2,400        28,656
Target Corp.                                                                                                    1,000        34,530
The Gap, Inc.                                                                                                   4,300        57,577
The Home Depot, Inc.                                                                                           12,000       276,240
                                                                                                                        -----------
                                                                                                                            736,792
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Integrated Device Technology, Inc. *                                                                              600         3,366

Laudus Rosenberg U.S. Large Capitalization Value Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
SOFTWARE & SERVICES 2.3%
Affiliated Computer Services, Inc., Class A *                                                                   1,200        55,140
Amdocs Ltd. *                                                                                                   2,000        36,580
CA, Inc.                                                                                                        3,600        66,708
Computer Sciences Corp. *                                                                                       2,600        91,364
Compuware Corp. *                                                                                                 600         4,050
Convergys Corp. *                                                                                                 525         3,365
DST Systems, Inc. *                                                                                               200         7,596
Symantec Corp. *                                                                                               12,500       169,000
Synopsys, Inc. *                                                                                                2,500        46,300
                                                                                                                        -----------
                                                                                                                            480,103
TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
Arrow Electronics, Inc. *                                                                                         500         9,420
Avnet, Inc. *                                                                                                     890        16,207
International Business Machines Corp.                                                                             800        67,328
Lexmark International, Inc., Class A *                                                                          1,200        32,280
NCR Corp. *                                                                                                       300         4,242
QLogic Corp. *                                                                                                  2,400        32,256
Western Digital Corp. *                                                                                           700         8,015
                                                                                                                        -----------
                                                                                                                            169,748
TELECOMMUNICATION SERVICES 6.1%
AT&T, Inc.                                                                                                     18,800       535,800
CenturyTel, Inc.                                                                                                1,900        51,927
Embarq Corp.                                                                                                      700        25,172
Qwest Communications International, Inc.                                                                        1,200         4,368
Verizon Communications, Inc.                                                                                   18,800       637,320
                                                                                                                        -----------
                                                                                                                          1,254,587
TRANSPORTATION 2.2%
Continental Airlines, Inc., Class B *                                                                           2,100        37,926
CSX Corp.                                                                                                         300         9,741
FedEx Corp.                                                                                                     2,900       186,035
Norfolk Southern Corp.                                                                                          3,600       169,380
Ryder System, Inc.                                                                                                800        31,024
Union Pacific Corp.                                                                                               380        18,164
                                                                                                                        -----------
                                                                                                                            452,270
UTILITIES 9.5%
AGL Resources, Inc.                                                                                             1,400        43,890
Alliant Energy Corp.                                                                                            1,910        55,734

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Ameren Corp.                                                                                                    2,500        83,150
American Electric Power Co., Inc.                                                                               1,400        46,592
Atmos Energy Corp.                                                                                              1,300        30,810
CenterPoint Energy, Inc.                                                                                        2,200        27,764
CMS Energy Corp.                                                                                                4,000        40,440
Consolidated Edison, Inc.                                                                                       4,000       155,720
DTE Energy Co.                                                                                                  2,800        99,876
Duke Energy Corp.                                                                                              11,200       168,112
Edison International                                                                                            3,600       115,632
FPL Group, Inc.                                                                                                 5,100       256,683
MDU Resources Group, Inc.                                                                                       3,200        69,056
Mirant Corp. *                                                                                                  1,280        24,153
NiSource, Inc.                                                                                                  4,800        52,656
Northeast Utilities                                                                                             2,230        53,654
NRG Energy, Inc. *                                                                                              2,600        60,658
NV Energy, Inc.                                                                                                 3,200        31,648
OGE Energy Corp.                                                                                                1,700        43,826
ONEOK, Inc.                                                                                                       280         8,154
Pepco Holdings, Inc.                                                                                              800        14,208
PG&E Corp.                                                                                                      5,200       201,292
Pinnacle West Capital Corp.                                                                                     1,300        41,769
SCANA Corp.                                                                                                     1,500        53,400
Sempra Energy                                                                                                   1,500        63,945
Xcel Energy, Inc.                                                                                               6,900       127,995
                                                                                                                        -----------
                                                                                                                          1,970,817
COMMON STOCK
(COST $22,115,995)                                                                                                       20,219,515
                                                                                                                        -----------
OTHER INVESTMENT COMPANIES  1.6% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                               333,965       333,965
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $333,965)                                                                                                             333,965
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $22,562,894 and the unrealized appreciation and depreciation were $356,408 and ($2,365,822), respectively, with a net unrealized depreciation of ($2,009,414).

*    Non-income producing security.

Laudus Rosenberg U.S. Large Capitalization Value Fund

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURTIES*
----------------                                --------------
Level 1 - Quoted Prices                          $ 20,219,515
Level 2 - Other Significant Observable Inputs         333,965
Level 3 - Significant Unobservable Inputs                  --
                                                 ------------
TOTAL                                            $ 20,553,480
                                                 ------------

*    The fund had no Other Financial Instruments.

Laudus Trust

Laudus Rosenberg U.S. Large Capitalization Growth Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                           ($)          ($)
--------------------                                                                                      -----------   -----------
 98.8%  COMMON STOCK                                                                                       48,200,460    41,925,830
  1.6%  OTHER INVESTMENT COMPANIES                                                                            697,713       697,713
100.4%  TOTAL INVESTMENTS                                                                                  48,898,173    42,623,543
 (0.4)% OTHER ASSETS AND LIABILITIES, NET                                                                                  (188,071)
100.0%  NET ASSETS                                                                                                       42,435,472

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK 98.8% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.2%
Harley-Davidson, Inc.                                                                                           4,287        72,750
BANKS 0.2%
Hudson City Bancorp, Inc.                                                                                       4,700        75,012
CAPITAL GOODS 9.3%
3M Co.                                                                                                          7,900       454,566
Aecom Technology Corp. *                                                                                        2,800        86,044
Alliant Techsystems, Inc. *                                                                                       770        66,035
AMETEK, Inc.                                                                                                    1,960        59,212
Caterpillar, Inc.                                                                                               4,000       178,680
Cooper Industries Ltd., Class A                                                                                 2,120        61,968
Danaher Corp.                                                                                                   1,300        73,593
Deere & Co.                                                                                                     3,230       123,773
Dover Corp.                                                                                                     3,200       105,344
Emerson Electric Co.                                                                                           10,500       384,405
Fastenal Co.                                                                                                    2,800        97,580
GATX Corp.                                                                                                        200         6,194
General Dynamics Corp.                                                                                          1,100        63,349
Goodrich Corp.                                                                                                  2,500        92,550
Honeywell International, Inc.                                                                                   4,730       155,286
KBR, Inc.                                                                                                       4,400        66,880
L-3 Communications Holdings, Inc.                                                                               1,970       145,346
Lennox International, Inc.                                                                                      1,800        58,122
Lockheed Martin Corp.                                                                                           5,950       500,276
Northrop Grumman Corp.                                                                                          1,670        75,217
PACCAR, Inc.                                                                                                    2,340        66,924
Parker Hannifin Corp.                                                                                             250        10,635
Raytheon Co.                                                                                                    3,300       168,432
SPX Corp.                                                                                                       1,100        44,605
The Boeing Co.                                                                                                  5,000       213,350
The Shaw Group, Inc. *                                                                                          2,700        55,269
The Timken Co.                                                                                                    200         3,926

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Tyco International Ltd.                                                                                         4,600        99,360
United Technologies Corp.                                                                                       4,900       262,640
URS Corp. *                                                                                                     1,200        48,924
W.W. Grainger, Inc.                                                                                             1,700       134,028
                                                                                                                        -----------
                                                                                                                          3,962,513
COMMERCIAL & PROFESSIONAL SUPPLIES 0.8%
Equifax, Inc.                                                                                                   1,100        29,172
Manpower, Inc.                                                                                                    200         6,798
Republic Services, Inc.                                                                                         2,970        73,626
Stericycle, Inc. *                                                                                              1,500        78,120
The Brink's Co.                                                                                                   720        19,354
The Dun & Bradstreet Corp.                                                                                        400        30,880
Waste Management, Inc.                                                                                          3,000        99,420
                                                                                                                        -----------
                                                                                                                            337,370
CONSUMER DURABLES & APPAREL 1.0%
Coach, Inc. *                                                                                                   2,810        58,364
Hasbro, Inc.                                                                                                    1,900        55,423
NIKE, Inc., Class B                                                                                             5,710       291,210
                                                                                                                        -----------
                                                                                                                            404,997
CONSUMER SERVICES 3.7%
Apollo Group, Inc., Class A *                                                                                   2,580       197,680
Burger King Holdings, Inc.                                                                                      1,730        41,312
Cracker Barrel Old Country Store, Inc.                                                                            800        16,472
Darden Restaurants, Inc.                                                                                        3,600       101,448
DeVry, Inc.                                                                                                       600        34,446
H&R Block, Inc.                                                                                                 6,800       154,496
McDonald's Corp.                                                                                               11,400       708,966
Yum! Brands, Inc.                                                                                              10,600       333,900
                                                                                                                        -----------
                                                                                                                          1,588,720
DIVERSIFIED FINANCIALS 0.5%
American Express Co.                                                                                            5,700       105,735
Northern Trust Corp.                                                                                            1,401        73,048
T. Rowe Price Group, Inc.                                                                                       1,340        47,490
                                                                                                                        -----------
                                                                                                                            226,273
ENERGY 7.8%
Alpha Natural Resources, Inc. *                                                                                   290         4,695
Arch Coal, Inc.                                                                                                 1,950        31,766
Atwood Oceanics, Inc. *                                                                                         1,291        19,727
Baker Hughes, Inc.                                                                                              1,690        54,198
Cabot Oil & Gas Corp.                                                                                           1,257        32,682
Chesapeake Energy Corp.                                                                                         5,100        82,467
Diamond Offshore Drilling, Inc.                                                                                 1,650        97,251
El Paso Corp.                                                                                                   6,880        53,870
ENSCO International, Inc.                                                                                         200         5,678
EOG Resources, Inc.                                                                                             3,680       245,014
Exxon Mobil Corp.                                                                                              10,980       876,533
Halliburton Co.                                                                                                 5,800       105,444
Hess Corp.                                                                                                      2,400       128,736
Massey Energy Co.                                                                                               3,600        49,644
National-Oilwell Varco, Inc. *                                                                                  2,500        61,100
Noble Energy                                                                                                      900        44,298
Occidental Petroleum Corp.                                                                                      8,321       499,177

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Oil States International, Inc. *                                                                                1,250        23,363
Petrohawk Energy Corp. *                                                                                        3,610        56,424
Schlumberger Ltd.                                                                                               7,940       336,100
SEACOR Holdings, Inc. *                                                                                           200        13,330
Southwestern Energy Co. *                                                                                       7,000       202,790
Sunoco, Inc.                                                                                                    2,000        86,920
Tesoro Corp.                                                                                                    1,800        23,706
TETRA Technologies, Inc. *                                                                                      3,000        14,580
Tidewater, Inc.                                                                                                   200         8,054
Transocean Ltd *                                                                                                1,979        93,508
Walter Industries, Inc.                                                                                           900        15,759
Weatherford International Ltd. *                                                                                2,060        22,289
                                                                                                                        -----------
                                                                                                                          3,289,103
FOOD & STAPLES RETAILING 5.2%
Costco Wholesale Corp.                                                                                          2,830       148,575
CVS Caremark Corp.                                                                                             11,040       317,290
Sysco Corp.                                                                                                    10,200       233,988
The Kroger Co.                                                                                                  2,800        73,948
Wal-Mart Stores, Inc.                                                                                          18,900     1,059,534
Walgreen Co.                                                                                                   14,500       357,715
                                                                                                                        -----------
                                                                                                                          2,191,050
FOOD, BEVERAGE & TOBACCO 6.8%
Altria Group, Inc.                                                                                             10,200       153,612
Brown-Forman Corp., Class B                                                                                       800        41,192
Campbell Soup Co.                                                                                               2,400        72,024
Dean Foods Co. *                                                                                                4,200        75,474
General Mills, Inc.                                                                                             1,100        66,825
H.J. Heinz Co.                                                                                                  3,600       135,360
Kellogg Co.                                                                                                     2,800       122,780
Lorillard, Inc.                                                                                                 1,800       101,430
McCormick & Co., Inc.                                                                                           1,300        41,418
PepsiCo, Inc.                                                                                                  10,040       549,891
Philip Morris International, Inc.                                                                              14,900       648,299
The Coca-Cola Co.                                                                                              16,800       760,536
The Hershey Co.                                                                                                   580        20,149
The J.M. Smucker Co.                                                                                            1,000        43,360
The Pepsi Bottling Group, Inc.                                                                                  1,700        38,267
Tyson Foods, Inc., Class A                                                                                        702         6,149
                                                                                                                        -----------
                                                                                                                          2,876,766
HEALTH CARE EQUIPMENT & SERVICES 8.0%
Baxter International, Inc.                                                                                      8,000       428,720
Beckman Coulter, Inc.                                                                                           1,600        70,304
Becton, Dickinson & Co.                                                                                         4,000       273,560
C.R. Bard, Inc.                                                                                                   810        68,250
Cardinal Health, Inc.                                                                                           2,208        76,110
Cerner Corp. *                                                                                                    720        27,684
Edwards Lifesciences Corp. *                                                                                    1,700        93,415
Express Scripts, Inc. *                                                                                         4,400       241,912
Gen-Probe, Inc. *                                                                                               1,800        77,112
Henry Schein, Inc. *                                                                                              830        30,453
Hologic, Inc. *                                                                                                 4,200        54,894
Hospira, Inc. *                                                                                                   400        10,728
Kinetic Concepts, Inc. *                                                                                        2,370        45,457
Laboratory Corp. of America Holdings *                                                                          2,400       154,584
Lincare Holdings, Inc. *                                                                                        1,100        29,623

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Medco Health Solutions, Inc. *                                                                                  7,700       322,707
Medtronic, Inc.                                                                                                13,500       424,170
Omnicare, Inc.                                                                                                  1,700        47,192
Quest Diagnostics, Inc.                                                                                         2,740       142,233
St. Jude Medical, Inc. *                                                                                        6,600       217,536
Stryker Corp.                                                                                                   4,770       190,561
UnitedHealth Group, Inc.                                                                                        3,000        79,800
Varian Medical Systems, Inc. *                                                                                  2,600        91,104
WellPoint, Inc. *                                                                                               1,800        75,834
Zimmer Holdings, Inc. *                                                                                         3,100       125,302
                                                                                                                        -----------
                                                                                                                          3,399,245
HOUSEHOLD & PERSONAL PRODUCTS 4.3%
Avon Products, Inc.                                                                                             8,200       197,046
Church & Dwight Co., Inc.                                                                                       1,600        89,792
Colgate-Palmolive Co.                                                                                           6,120       419,465
Herbalife Ltd.                                                                                                  2,300        49,864
Kimberly-Clark Corp.                                                                                            3,380       178,261
NBTY, Inc. *                                                                                                      490         7,668
The Clorox Co.                                                                                                  1,300        72,228
The Estee Lauder Cos., Inc., Class A                                                                            2,300        71,208
The Procter & Gamble Co.                                                                                       11,740       725,767
                                                                                                                        -----------
                                                                                                                          1,811,299
INSURANCE 0.6%
Aflac, Inc.                                                                                                     2,800       128,352
Brown & Brown, Inc.                                                                                             1,000        20,900
Prudential Financial, Inc.                                                                                      2,333        70,597
W. R. Berkley Corp.                                                                                               600        18,600
                                                                                                                        -----------
                                                                                                                            238,449
MATERIALS 3.0%
Air Products & Chemicals, Inc.                                                                                  1,130        56,805
Airgas, Inc.                                                                                                    1,040        40,550
Albemarle Corp.                                                                                                   710        15,833
Ecolab, Inc.                                                                                                      320        11,248
FMC Corp.                                                                                                         950        42,493
International Flavors & Fragrances, Inc.                                                                        2,300        68,356
Monsanto Co.                                                                                                    6,500       457,275
Nalco Holding Co.                                                                                               2,810        32,427
Newmont Mining Corp.                                                                                            2,800       113,960
PPG Industries, Inc.                                                                                              900        38,187
Praxair, Inc.                                                                                                   3,100       184,016
RPM International, Inc.                                                                                         4,300        57,147
Sigma-Aldrich Corp.                                                                                               550        23,232
The Lubrizol Corp.                                                                                                800        29,112
The Mosaic Co.                                                                                                  2,291        79,269
The Scotts Miracle-Gro Co., Class A                                                                             1,400        41,608
                                                                                                                        -----------
                                                                                                                          1,291,518
MEDIA 1.3%
Comcast Corp., Class A                                                                                          5,000        84,400
DISH Network Corp., Class A *                                                                                   3,635        40,312
The DIRECTV Group, Inc. *                                                                                       8,763       200,760
The Interpublic Group of Cos., Inc. *                                                                          15,300        60,588
Time Warner, Inc.                                                                                               8,300        83,498

LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Viacom, Inc., Class B *                                                                                         3,280        62,517
                                                                                                                        -----------
                                                                                                                            532,075
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10.9%
Abbott Laboratories                                                                                            15,800       843,246
Allergan, Inc.                                                                                                  1,800        72,576
Amgen, Inc. *                                                                                                   1,300        75,075
Biogen Idec, Inc. *                                                                                             5,284       251,677
BioMarin Pharmaceuticals, Inc. *                                                                                2,840        50,552
Bristol-Myers Squibb Co.                                                                                       22,300       518,475
Celgene Corp. *                                                                                                 6,600       364,848
Cephalon, Inc. *                                                                                                1,400       107,856
Charles River Laboratories International, Inc. *                                                                1,500        39,300
Endo Pharmaceuticals Holdings, Inc. *                                                                           3,500        90,580
Forest Laboratories, Inc. *                                                                                     1,800        45,846
Genentech, Inc. *                                                                                               2,700       223,857
Genzyme Corp. *                                                                                                 4,695       311,607
Gilead Sciences, Inc. *                                                                                         9,735       497,848
Illumina, Inc. *                                                                                                  769        20,033
Johnson & Johnson                                                                                               7,700       460,691
Life Technologies Corp. *                                                                                       3,541        82,541
Merck & Co., Inc.                                                                                               3,900       118,560
Mylan, Inc. *                                                                                                   4,200        41,538
PerkinElmer, Inc.                                                                                               2,300        31,993
Perrigo Co.                                                                                                     2,200        71,082
Schering-Plough Corp.                                                                                           9,980       169,959
Sepracor, Inc. *                                                                                                1,490        16,360
Warner Chilcott Ltd., Class A *                                                                                 3,800        55,100
Watson Pharmaceuticals, Inc. *                                                                                  2,230        59,251
                                                                                                                        -----------
                                                                                                                          4,620,451
REAL ESTATE 0.1%
Simon Property Group, Inc.                                                                                      1,190        63,225
RETAILING 3.5%
Advance Auto Parts, Inc.                                                                                        1,970        66,291
Amazon.com, Inc. *                                                                                              2,150       110,252
AutoZone, Inc. *                                                                                                  880       122,734
Big Lots, Inc. *                                                                                                3,100        44,919
Dollar Tree, Inc. *                                                                                             2,700       112,860
Family Dollar Stores, Inc.                                                                                      1,600        41,712
Guess?, Inc.                                                                                                    2,400        36,840
Limited Brands, Inc.                                                                                            5,860        58,834
Lowe's Cos., Inc.                                                                                                 620        13,342
PetSmart, Inc.                                                                                                  3,600        66,420
Priceline.com, Inc. *                                                                                           1,100        81,015
RadioShack Corp.                                                                                                3,300        39,402
Ross Stores, Inc.                                                                                               3,000        89,190
Staples, Inc.                                                                                                   4,633        83,023
Target Corp.                                                                                                    4,800       165,744
The Gap, Inc.                                                                                                   5,400        72,306
The Sherwin-Williams Co.                                                                                        2,200       131,450
The TJX Cos., Inc.                                                                                              7,300       150,161
                                                                                                                        -----------
                                                                                                                          1,486,495
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
Applied Materials, Inc.                                                                                         8,400        85,092

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Broadcom Corp., Class A *                                                                                       2,500        42,425
Cypress Semiconductor Corp. *                                                                                   3,500        15,645
Fairchild Semiconductor International, Inc. *                                                                   1,900         9,291
Integrated Device Technology, Inc. *                                                                            2,720        15,259
Intel Corp.                                                                                                    33,600       492,576
LSI Corp. *                                                                                                     3,780        12,436
Teradyne, Inc. *                                                                                                4,120        17,387
Texas Instruments, Inc.                                                                                         7,800       121,056
                                                                                                                        -----------
                                                                                                                            811,167
SOFTWARE & SERVICES 12.9%
Accenture Ltd., Class A                                                                                         9,600       314,784
Adobe Systems, Inc. *                                                                                           3,200        68,128
Affiliated Computer Services, Inc., Class A *                                                                   1,400        64,330
Akamai Technologies, Inc. *                                                                                     4,900        73,941
Alliance Data Systems Corp. *                                                                                   1,600        74,448
Amdocs Ltd. *                                                                                                   3,200        58,528
Autodesk, Inc. *                                                                                                2,340        45,981
Automatic Data Processing, Inc.                                                                                 8,700       342,258
BMC Software, Inc. *                                                                                            3,930       105,756
CA, Inc.                                                                                                        4,718        87,425
Compuware Corp. *                                                                                               7,165        48,364
DST Systems, Inc. *                                                                                             1,600        60,768
eBay, Inc. *                                                                                                    6,600        92,136
Google, Inc., Class A *                                                                                         1,680       516,852
Hewitt Associates, Inc., Class A *                                                                              2,580        73,220
Intuit, Inc. *                                                                                                  6,245       148,569
MasterCard, Inc., Class A                                                                                         500        71,465
McAfee, Inc. *                                                                                                  2,854        98,663
Metavante Technologies, Inc. *                                                                                  3,700        59,607
Microsoft Corp.                                                                                                79,859     1,552,459
Novell, Inc. *                                                                                                  6,400        24,896
Nuance Communications, Inc. *                                                                                   6,700        69,412
Oracle Corp. *                                                                                                 42,100       746,433
SAIC, Inc. *                                                                                                    2,600        50,648
Sohu.com, Inc. *                                                                                                1,100        52,074
Synopsys, Inc. *                                                                                                4,510        83,525
VeriSign, Inc. *                                                                                                3,700        70,596
Visa, Inc., Class A                                                                                             2,650       138,992
Western Union Co.                                                                                              13,500       193,590
Yahoo!, Inc. *                                                                                                  7,900        96,380
                                                                                                                        -----------
                                                                                                                          5,484,228
TECHNOLOGY HARDWARE & EQUIPMENT 10.6%
Agilent Technologies, Inc. *                                                                                    7,600       118,788
Apple, Inc. *                                                                                                   6,300       537,705
Avnet, Inc. *                                                                                                   1,940        35,327
Cisco Systems, Inc. *                                                                                          41,400       674,820
Corning, Inc.                                                                                                  12,520       119,316
Dell, Inc. *                                                                                                   12,300       125,952
Diebold, Inc.                                                                                                   1,530        42,978
EMC Corp. *                                                                                                    10,110       105,852
F5 Networks, Inc. *                                                                                             2,540        58,065
Harris Corp.                                                                                                    2,800       106,540
Hewlett-Packard Co.                                                                                            17,400       631,446

Laudus Rosenberg U.S. Large Capitalization Growth Fund

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                           NUMBER OF       VALUE
SECURITY                                                                                                     SHARES         ($)
--------                                                                                                  -----------   -----------
International Business Machines Corp.                                                                          15,100     1,270,816
Itron, Inc. *                                                                                                     360        22,946
Juniper Networks, Inc. *                                                                                        3,200        56,032
Mettler-Toledo International, Inc. *                                                                            1,400        94,360
NCR Corp. *                                                                                                     2,410        34,077
QLogic Corp. *                                                                                                  4,200        56,448
QUALCOMM, Inc.                                                                                                 11,000       394,130
                                                                                                                        -----------
                                                                                                                          4,485,598
TELECOMMUNICATION SERVICES 0.4%
American Tower Corp., Class A *                                                                                 2,300        67,436
Frontier Communications Corp.                                                                                     600         5,244
NII Holdings, Inc. *                                                                                            3,700        67,266
United States Cellular Corp. *                                                                                  1,000        43,240
                                                                                                                        -----------
                                                                                                                            183,186
TRANSPORTATION  3.9%
Burlington Northern Santa Fe Corp.                                                                              4,500       340,695
C.H. Robinson Worldwide, Inc.                                                                                   3,199       176,041
CSX Corp.                                                                                                       6,080       197,418
J.B. Hunt Transport Services, Inc.                                                                              1,490        39,142
Kansas City Southern *                                                                                          2,100        40,005
Landstar System, Inc.                                                                                             400        15,372
Norfolk Southern Corp.                                                                                          3,300       155,265
Ryder System, Inc.                                                                                                900        34,902
Union Pacific Corp.                                                                                             7,510       358,978
United Parcel Service, Inc., Class B                                                                            4,600       253,736
UTI Worldwide, Inc.                                                                                             4,300        61,662
                                                                                                                        -----------
                                                                                                                          1,673,216
UTILITIES 1.9%
CenterPoint Energy, Inc.                                                                                        5,300        66,886
DPL, Inc.                                                                                                         200         4,568

                                                                                                           NUMBER OF       VALUE
SECURITY                                                                                                     SHARES         ($)
--------                                                                                                  -----------   -----------
Entergy Corp.                                                                                                     800        66,504
Exelon Corp.                                                                                                    2,200       122,342
Mirant Corp. *                                                                                                  3,700        69,819
NRG Energy, Inc. *                                                                                              3,050        71,157
NV Energy, Inc.                                                                                                 2,700        26,703
PPL Corp.                                                                                                       4,351       133,532
Public Service Enterprise Group, Inc.                                                                           8,900       259,613
                                                                                                                        -----------
                                                                                                                            821,124
                                                                                                                        -----------
TOTAL COMMON STOCK
(COST $48,200,460)                                                                                                       41,925,830
                                                                                                                        -----------
OTHER INVESTMENT COMPANIES  1.6% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                               697,713       697,713
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $697,713)                                                                                                             697,713
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08 the tax basis cost of the fund's investments was $49,320,689 and the unrealized appreciation and depreciation were $1,298,989 and ($7,996,135), respectively, with a net unrealized depreciation of ($6,697,146).

*    Non-income producing security.

Laudus Trust

Laudus Rosenberg U.S. Large Capitalization Growth Fund(TM)

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                                   INVESTMENTS
VALUATION INPUTS                                                  IN SECURTIES*
----------------                                                  -------------
Level 1 - Quoted Prices                                            $41,925,830
Level 2 - Other Significant Observable Inputs                          697,713
Level 3 - Significant Unobservable Inputs                                   --
                                                                   -----------
TOTAL                                                              $42,623,543
                                                                   -----------

*    The fund had no Other Financial Instruments.

REG46267DEC08 (02/09)

Laudus Trust

Laudus Rosenberg Long/Short Equity Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 95.8 %   COMMON STOCK                                                                                    107,994,719    90,868,968
  1.5 %   FOREIGN COMMON STOCK                                                                              1,756,806     1,400,073
  0.5 %   SHORT-TERM INVESTMENT                                                                               424,725       424,725

 97.8 %   TOTAL INVESTMENTS                                                                               110,176,250    92,693,766
(82.2)%   SHORT SALES                                                                                     (98,862,632)  (77,889,218)
 80.4 %   DEPOSITS WITH BROKER AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT                                76,184,513    76,184,513
  4.0 %   OTHER ASSETS AND
          LIABILITIES, NET                                                                                                3,825,472
100.0 %   NET ASSETS                                                                                                     94,814,533

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK (A) 95.8% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.1%
Exide Technologies *                                                                                            9,300        49,197
BANKS 4.2%
First Niles Financial, Inc.                                                                                        99           866
Regions Financial Corp.                                                                                        60,530       481,819
U.S. Bancorp                                                                                                   57,400     1,435,574
Wells Fargo & Co.                                                                                              69,900     2,060,652
                                                                                                                        -----------
                                                                                                                          3,978,911
CAPITAL GOODS 7.2%
Acuity Brands, Inc.                                                                                             5,000       174,550
Aecom Technology Corp. *                                                                                        9,736       299,187
Albany International Corp., Class A                                                                             3,700        47,508
Dover Corp.                                                                                                    20,200       664,984
Dycom Industries, Inc. *                                                                                        5,200        42,744
EnPro Industries, Inc. *                                                                                       14,900       320,946
Federal Signal Corp.                                                                                            5,900        48,439
General Dynamics Corp.                                                                                         32,100     1,848,639
Goodrich Corp.                                                                                                  4,700       173,994
L-3 Communications Holdings, Inc.                                                                              12,800       944,384
The Shaw Group, Inc. *                                                                                          2,000        40,940
Tyco International Ltd.                                                                                        40,900       883,440
United Rentals, Inc. *                                                                                          8,400        76,608
Universal Forest Products, Inc.                                                                                 2,500        67,275
URS Corp. *                                                                                                     6,400       260,928

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
W.W. Grainger, Inc.                                                                                            12,154       958,222
                                                                                                                        -----------
                                                                                                                          6,852,788
COMMERCIAL & PROFESSIONAL SUPPLIES 0.8%
Avery Dennison Corp.                                                                                            7,200       235,656
Deluxe Corp.                                                                                                    7,600       113,696
EnergySolutions                                                                                                 3,300        18,645
GeoEye, Inc. *                                                                                                  2,400        46,152
Kelly Services, Inc., Class A                                                                                  19,274       250,755
Pitney Bowes, Inc.                                                                                              2,800        71,344
                                                                                                                        -----------
                                                                                                                            736,248
CONSUMER DURABLES & APPAREL 1.1%
Hasbro, Inc.                                                                                                   12,700       370,459
Jarden Corp. *                                                                                                  7,600        87,400
Mohawk Industries, Inc. *                                                                                       5,300       227,741
NIKE, Inc., Class B                                                                                             1,400        71,400
The Warnaco Group, Inc. *                                                                                       5,300       104,039
Tupperware Brands Corp.                                                                                         8,000       181,600
                                                                                                                        -----------
                                                                                                                          1,042,639
CONSUMER SERVICES 3.1%
Bob Evans Farms, Inc.                                                                                           4,300        87,849
CEC Entertainment, Inc. *                                                                                       2,900        70,325
Coinstar, Inc. *                                                                                                4,100        79,991
Cracker Barrel Old Country Store, Inc.                                                                          6,720       138,365
H&R Block, Inc.                                                                                                30,300       688,416
McDonald's Corp.                                                                                                2,600       161,694
Regis Corp.                                                                                                     6,100        88,633
Sonic Corp. *                                                                                                   8,300       101,011
Speedway Motorsports, Inc.                                                                                      2,300        37,053
Yum! Brands, Inc.                                                                                              46,900     1,477,350
                                                                                                                        -----------
                                                                                                                          2,930,687
DIVERSIFIED FINANCIALS 6.3%
Bank of America Corp.                                                                                         170,700     2,403,456
BlackRock Kelso Capital Corp.                                                                                   1,800        17,748
JPMorgan Chase & Co.                                                                                           93,800     2,957,514
SLM Corp. *                                                                                                    12,000       106,800
State Street Corp.                                                                                             12,850       505,390
                                                                                                                        -----------
                                                                                                                          5,990,908
ENERGY 8.7%
Chevron Corp.                                                                                                  40,500     2,995,785
Delek US Holdings, Inc.                                                                                         1,700         8,993
Diamond Offshore Drilling, Inc.                                                                                 7,400       436,156
El Paso Corp.                                                                                                  72,400       566,892
Hornbeck Offshore Services, Inc. *                                                                              2,300        37,582
Marathon Oil Corp.                                                                                             67,100     1,835,856
Newfield Exploration Co. *                                                                                     13,000       256,750
SEACOR Holdings, Inc. *                                                                                         2,500       166,625
Sunoco, Inc.                                                                                                   12,100       525,866
Teekay Corp.                                                                                                    5,500       108,075
TETRA Technologies, Inc. *                                                                                     11,000        53,460

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Tidewater, Inc.                                                                                                30,700     1,236,289
                                                                                                                        -----------
                                                                                                                          8,228,329
FOOD & STAPLES RETAILING 3.4%
CVS Caremark Corp.                                                                                             26,600       764,484
The Pantry, Inc. *                                                                                              1,636        35,092
Wal-Mart Stores, Inc.                                                                                          41,800     2,343,308
Winn-Dixie Stores, Inc. *                                                                                       7,200       115,920
                                                                                                                        -----------
                                                                                                                          3,258,804
FOOD, BEVERAGE & TOBACCO 5.1%
Chiquita Brands International, Inc. *                                                                           6,500        96,070
Constellation Brands, Inc., Class A *                                                                          42,800       674,956
Corn Products International, Inc.                                                                               3,786       109,226
Dean Foods Co. *                                                                                               15,100       271,347
General Mills, Inc.                                                                                            16,200       984,150
H.J. Heinz Co.                                                                                                  9,000       338,400
J & J Snack Foods Corp.                                                                                         2,100        75,348
Kraft Foods, Inc., Class A                                                                                     58,900     1,581,465
Smart Balance, Inc. *                                                                                           9,700        65,960
The J.M. Smucker Co.                                                                                            1,500        65,040
The Pepsi Bottling Group, Inc.                                                                                 14,000       315,140
Tyson Foods, Inc., Class A                                                                                     30,300       265,428
                                                                                                                        -----------
                                                                                                                          4,842,530
HEALTH CARE EQUIPMENT & SERVICES 4.1%
AMERIGROUP Corp. *                                                                                              6,200       183,024
Baxter International, Inc.                                                                                     25,580     1,370,832
Express Scripts, Inc. *                                                                                        21,900     1,204,062
Health Net, Inc. *                                                                                              1,460        15,899
Hologic, Inc. *                                                                                                29,000       379,030
Kinetic Concepts, Inc. *                                                                                        5,300       101,654
Laboratory Corp. of America Holdings *                                                                          5,200       334,932
Odyssey HealthCare, Inc. *                                                                                      4,800        44,400
SonoSite, Inc. *                                                                                                2,600        49,608
Symmetry Medical, Inc. *                                                                                        5,200        41,444
The Cooper Cos., Inc.                                                                                           5,900        96,760
Universal American Financial Corp. *                                                                            4,340        38,279
                                                                                                                        -----------
                                                                                                                          3,859,924
HOUSEHOLD & PERSONAL PRODUCTS 1.3%
Church & Dwight Co., Inc.                                                                                       1,700        95,404
Colgate-Palmolive Co.                                                                                           9,600       657,984
Elizabeth Arden, Inc. *                                                                                         4,100        51,701
Revlon, Inc. Class A *                                                                                          6,800        45,356
The Estee Lauder Cos., Inc., Class A                                                                           12,200       377,712
                                                                                                                        -----------
                                                                                                                          1,228,157
INSURANCE 1.7%
Argo Group International Holdings Ltd. *                                                                        1,597        54,170
Everest Re Group Ltd.                                                                                           7,300       555,822
Unum Group                                                                                                     39,800       740,280
Wesco Financial Corp.                                                                                             300        86,370

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Willis Group Holdings Ltd.                                                                                      6,381       158,760
                                                                                                                        -----------
                                                                                                                          1,595,402
MATERIALS 1.0%
Ferro Corp.                                                                                                     6,600        46,530
Innophos Holdings, Inc.                                                                                         3,300        65,373
International Flavors & Fragrances, Inc.                                                                        2,536        75,370
PPG Industries, Inc.                                                                                            7,300       309,739
Rock-Tenn Co., Class A                                                                                          4,022       137,472
RPM International, Inc.                                                                                        14,700       195,363
Schweitzer-Mauduit International, Inc.                                                                          2,000        40,040
The Scotts Miracle-Gro Co., Class A                                                                             1,380        41,013
Wausau Paper Corp.                                                                                              6,400        73,216
                                                                                                                        -----------
                                                                                                                            984,116
MEDIA 4.8%
Discovery Communications, Inc., Series A *                                                                     48,900       692,424
DISH Network Corp., Class A *                                                                                  32,163       356,688
Live Nation, Inc. *                                                                                            10,900        62,566
Mediacom Communications Corp., Class A *                                                                        5,000        21,500
The Interpublic Group of Cos., Inc. *                                                                          48,000       190,080
Time Warner, Inc.                                                                                             307,600     3,094,456
Virgin Media, Inc.                                                                                             31,700       158,183
                                                                                                                        -----------
                                                                                                                          4,575,897
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10.6%
Bristol-Myers Squibb Co.                                                                                      138,600     3,222,450
Facet Biotech Corp. *                                                                                           3,160        30,304
Gilead Sciences, Inc. *                                                                                        64,700     3,308,758
Life Technologies Corp. *                                                                                      40,012       932,680
Maxygen, Inc. *                                                                                                 3,300        29,436
Medicis Pharmaceutical Corp., Class A                                                                           7,000        97,300
Mylan, Inc. *                                                                                                  32,400       320,436
PDL BioPharma, Inc.                                                                                            15,800        97,644
PerkinElmer, Inc.                                                                                              59,020       820,968
Pfizer, Inc.                                                                                                   57,500     1,018,325
Watson Pharmaceuticals, Inc. *                                                                                  5,893       156,577
                                                                                                                        -----------
                                                                                                                         10,034,878
RETAILING 3.7%
AutoNation, Inc. *                                                                                             16,000       158,080
AutoZone, Inc. *                                                                                                4,900       683,403
Barnes & Noble, Inc.                                                                                            5,100        76,500
Big Lots, Inc. *                                                                                               10,499       152,130
Collective Brands, Inc. *                                                                                       8,800       103,136
Dollar Tree, Inc. *                                                                                             9,300       388,740
Expedia, Inc. *                                                                                                21,490       177,078
Family Dollar Stores, Inc.                                                                                     14,400       375,408
Fred's, Inc., Class A                                                                                           6,500        69,940
Jo-Ann Stores, Inc. *                                                                                          18,600       288,114
Jos. A. Bank Clothiers, Inc. *                                                                                  2,540        66,421
Netflix, Inc. *                                                                                                 5,400       161,406
Priceline.com, Inc. *                                                                                           3,876       285,467

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
RadioShack Corp.                                                                                               18,500       220,890
Rent-A-Center, Inc. *                                                                                           8,100       142,965
Systemax, Inc.                                                                                                  1,700        18,309
The Children's Place Retail Stores, Inc. *                                                                      3,400        73,712
The Gymboree Corp. *                                                                                            3,400        88,706
                                                                                                                        -----------
                                                                                                                          3,530,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.5%
Actel Corp. *                                                                                                   3,200        37,504
Exar Corp. *                                                                                                    5,600        37,352
Fairchild Semiconductor International, Inc. *                                                                  14,300        69,927
Integrated Device Technology, Inc. *                                                                           89,451       501,820
Skyworks Solutions, Inc. *                                                                                    128,308       710,826
Standard Microsystems Corp. *                                                                                   3,000        49,020
                                                                                                                        -----------
                                                                                                                          1,406,449
SOFTWARE & SERVICES 12.6%
Amdocs Ltd. *                                                                                                  20,100       367,629
Ariba, Inc. *                                                                                                  11,100        80,031
BMC Software, Inc. *                                                                                           19,500       524,745
CA, Inc.                                                                                                       39,000       722,670
Computer Sciences Corp. *                                                                                      43,281     1,520,894
DST Systems, Inc. *                                                                                             5,200       197,496
EarthLink, Inc. *                                                                                              16,200       109,512
Fair Isaac Corp.                                                                                                7,000       118,020
GSI Commerce, Inc. *                                                                                            3,900        41,028
Hewitt Associates, Inc., Class A *                                                                             12,400       351,912
IAC/InterActiveCorp. *                                                                                         44,450       699,199
Intuit, Inc. *                                                                                                 36,056       857,772
JDA Software Group, Inc. *                                                                                      4,000        52,520
Lawson Software, Inc. *                                                                                       105,403       499,610
MAXIMUS, Inc.                                                                                                  16,070       564,218
Mentor Graphics Corp. *                                                                                        58,320       301,514
Microsoft Corp.                                                                                               166,600     3,238,704
Novell, Inc. *                                                                                                 43,900       170,771
Parametric Technology Corp. *                                                                                  13,900       175,835
Solera Holdings, Inc. *                                                                                         3,490        84,109
Synopsys, Inc. *                                                                                               10,600       196,312
TIBCO Software, Inc. *                                                                                         23,500       121,965
United Online, Inc.                                                                                            57,106       346,634
VeriSign, Inc. *                                                                                               20,700       394,956
Websense, Inc. *                                                                                                6,400        95,808
Wind River Systems, Inc. *                                                                                     11,200       101,136
                                                                                                                        -----------
                                                                                                                         11,935,000
TECHNOLOGY HARDWARE & EQUIPMENT 7.0%
Arris Group, Inc. *                                                                                            15,300       121,635
Avocent Corp. *                                                                                                 6,500       116,415
Black Box Corp.                                                                                                13,172       344,053
Coherent, Inc. *                                                                                                4,600        98,716
Digital Theater Systems, Inc. *                                                                                 2,700        49,545
Electronics for Imaging, Inc. *                                                                                 7,900        75,524
Emulex Corp. *                                                                                                 63,230       441,346
Harris Corp.                                                                                                   14,900       566,945
Imation Corp.                                                                                                   4,900        66,493

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
International Business Machines Corp.                                                                          37,800     3,181,248
Sun Microsystems, Inc. *                                                                                       69,700       266,254
SYNNEX Corp. *                                                                                                  2,440        27,645
Tekelec *                                                                                                       7,560       100,850
Tellabs, Inc. *                                                                                                41,600       171,392
Vishay Intertechnology, Inc. *                                                                                 93,300       319,086
Xerox Corp.                                                                                                    90,300       719,691
                                                                                                                        -----------
                                                                                                                          6,666,838
TELECOMMUNICATION SERVICES 0.5%
Consolidated Communications Holdings, Inc.                                                                      3,100        36,828
CenturyTel, Inc.                                                                                               11,400       311,562
NII Holdings, Inc. *                                                                                            2,100        38,178
Premiere Global Services, Inc. *                                                                                2,573        22,154
United States Cellular Corp. *                                                                                  3,000       129,720
                                                                                                                        -----------
                                                                                                                            538,442
TRANSPORTATION 2.0%
AMR Corp. *                                                                                                    29,700       316,899
C.H. Robinson Worldwide, Inc.                                                                                  17,200       946,516
Pacer International, Inc.                                                                                       5,200        54,236
Ryder System, Inc.                                                                                              6,100       236,558
SkyWest, Inc.                                                                                                   8,000       148,800
UTI Worldwide, Inc.                                                                                            12,500       179,250
                                                                                                                        -----------
                                                                                                                          1,882,259
UTILITIES 5.0%
Alliant Energy Corp.                                                                                           10,780       314,560
American States Water Co.                                                                                       2,500        82,450
Black Hills Corp.                                                                                               2,304        62,116
CenterPoint Energy, Inc.                                                                                       33,200       418,984
CMS Energy Corp.                                                                                               28,200       285,102
DTE Energy Co.                                                                                                 10,100       360,267
El Paso Electric Co. *                                                                                          6,800       123,012
IDACORP, Inc.                                                                                                   4,600       135,470
Mirant Corp. *                                                                                                 17,000       320,790
New Jersey Resources Corp.                                                                                        890        35,022
NiSource, Inc.                                                                                                 28,600       313,742
Northeast Utilities                                                                                            13,800       332,028
NorthWestern Corp.                                                                                             10,920       256,292
NRG Energy, Inc. *                                                                                             24,300       566,919
NV Energy, Inc.                                                                                                25,910       256,250
Pepco Holdings, Inc.                                                                                           17,900       317,904
Pinnacle West Capital Corp.                                                                                    10,400       334,152
Westar Energy, Inc.                                                                                            10,000       205,100
                                                                                                                        -----------
                                                                                                                          4,720,160
                                                                                                                        -----------
TOTAL COMMON STOCK
(COST $107,994,719)                                                                                                      90,868,968
                                                                                                                        -----------
FOREIGN COMMON STOCK 1.5% OF NET ASSETS
BERMUDA 1.5%
CAPITAL GOODS 0.1%
Aircastle Ltd.                                                                                                 17,823        85,194

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
SOFTWARE & SERVICES 1.4%
Accenture Ltd., Class A                                                                                        40,100     1,314,879
                                                                                                                        -----------
TOTAL FOREIGN COMMON STOCK
(COST $1,756,806)                                                                                                         1,400,073
                                                                                                                        -----------

SECURITY                                                                                                       FACE        VALUE
RATE, MATURITY DATE                                                                                           AMOUNT        ($)
-------------------                                                                                         ---------   -----------
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS
REPURCHASE AGREEMENT 0.5%
Custodian Trust Company, dated 12/31/2008, due 1/2/2009 at 0.01% with maturity value of 424,725
   (fully collateralized by U.S. Treasury Note with a value of $439,259)                                      424,725       424,725
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENT
(COST $424,725)                                                                                                             424,725
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $110,792,735 and the unrealized appreciation and depreciation were $1,975,053 and (20,074,022), respectively, with a net unrealized depreciation of (18,098,969).

*    Non-income producing security.

(a)  All long positions are pledged as collateral for securities sold short.

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
SHORT SALES  82.2% OF NET ASSETS
AUTOMOBILES & COMPONENTS 1.0%
BorgWarner, Inc.                                                                                                7,400       161,098
Cooper Tire & Rubber Co.                                                                                        8,100        49,896
Fuel Systems Solutions, Inc. *                                                                                  1,800        58,968
Gentex Corp.                                                                                                   11,700       103,311
Johnson Controls, Inc.                                                                                         31,200       566,592
                                                                                                                        -----------
                                                                                                                            939,865
BANKS 1.1%
Capitol Federal Financial                                                                                       1,900        86,640
Comerica, Inc.                                                                                                  4,280        84,958
First Horizon National Corp.                                                                                   14,257       150,698
KeyCorp                                                                                                        27,000       230,040
People's United Financial, Inc.                                                                                21,700       386,911
SVB Financial Group *                                                                                           2,800        73,444
                                                                                                                        -----------
                                                                                                                          1,012,691
CAPITAL GOODS 7.2%
Actuant Corp., Class A                                                                                          2,000        38,040
AMETEK, Inc.                                                                                                    6,400       193,344

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Badger Meter, Inc.                                                                                              1,600        46,432
Blount International, Inc. *                                                                                    4,950        46,926
Bucyrus International, Inc.                                                                                       400         7,408
Caterpillar, Inc.                                                                                              35,800     1,599,186
CLARCOR, Inc.                                                                                                   4,200       139,356
Deere & Co.                                                                                                    25,000       958,000
Encore Wire Corp.                                                                                               2,100        39,816
Foster Wheeler Ltd. *                                                                                           7,600       177,688
General Cable Corp. *                                                                                           4,200        74,298
General Electric Co.                                                                                           80,000     1,296,000
Graco, Inc.                                                                                                     4,700       111,531
Hexcel Corp. *                                                                                                  9,200        67,988
II-VI, Inc. *                                                                                                   1,400        26,726
Ingersoll-Rand Co., Ltd., Class A                                                                              19,400       336,590
Kaydon Corp.                                                                                                    2,000        68,700
L.B. Foster Co., Class A *                                                                                      1,500        46,920
Oshkosh Corp.                                                                                                   7,800        69,342
PACCAR, Inc.                                                                                                   22,900       654,940
Polypore International, Inc. *                                                                                  2,000        15,120
RBC Bearings, Inc. *                                                                                            2,800        56,784
Roper Industries, Inc.                                                                                          5,300       230,073
Sun Hydraulics Corp.                                                                                            1,500        28,260
Textron, Inc.                                                                                                  14,029       194,582
The Gorman-Rupp Co.                                                                                               980        30,498
TransDigm Group, Inc. *                                                                                         3,900       130,923
Woodward Governor Co.                                                                                           4,300        98,986
                                                                                                                        -----------
                                                                                                                          6,784,457
COMMERCIAL & PROFESSIONAL SUPPLIES 2.0%
First Advantage Corp., Class A *                                                                                1,500        21,225
Healthcare Services Group, Inc.                                                                                 5,000        79,650
Iron Mountain, Inc. *                                                                                          55,805     1,380,058
Monster Worldwide, Inc. *                                                                                       9,900       119,691
Robert Half International, Inc.                                                                                 9,800       204,036
Schawk, Inc.                                                                                                    2,200        25,212
The Advisory Board Co. *                                                                                        2,400        53,520
                                                                                                                        -----------
                                                                                                                          1,883,392
CONSUMER DURABLES & APPAREL 1.0%
Fortune Brands, Inc.                                                                                            5,400       222,912
K-Swiss, Inc., Class A                                                                                         23,100       263,340
The Black & Decker Corp.                                                                                        6,700       280,127
Whirlpool Corp.                                                                                                 4,400       181,940
                                                                                                                        -----------
                                                                                                                            948,319
CONSUMER SERVICES 1.6%
Buffalo Wild Wings, Inc. *                                                                                      1,700        43,605
Capella Education Co. *                                                                                         1,900       111,644
Choice Hotels International, Inc.                                                                               3,800       114,228
Matthews International Corp., Class A                                                                           3,000       110,040
Penn National Gaming, Inc. *                                                                                    4,400        94,072
Scientific Games Corp., Class A *                                                                                 500         8,770
Service Corp. International                                                                                    22,300       110,831
Starbucks Corp. *                                                                                              47,200       446,512
Starwood Hotels & Resorts Worldwide, Inc.                                                                      12,000       214,800
Strayer Education, Inc.                                                                                         1,100       235,851
                                                                                                                        -----------
                                                                                                                          1,490,353

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
DIVERSIFIED FINANCIALS 4.7%
Affiliated Managers Group, Inc. *                                                                               3,400       142,528
CME Group, Inc.                                                                                                 3,500       728,385
Eaton Vance Corp.                                                                                               7,000       147,070
Federated Investors, Inc., Class B                                                                              6,000       101,760
Financial Federal Corp.                                                                                         3,200        74,464
GAMCO Investors, Inc., Class A                                                                                  1,000        27,320
GFI Group, Inc.                                                                                                 9,200        32,568
IntercontinentalExchange, Inc. *                                                                                4,500       370,980
Janus Capital Group, Inc.                                                                                      11,900        95,557
Jefferies Group, Inc.                                                                                           8,400       118,104
LaBranche & Co., Inc. *                                                                                         6,500        31,135
Lazard Ltd., Class A                                                                                            4,500       133,830
Leucadia National Corp. *                                                                                      11,200       221,760
Moody's Corp.                                                                                                  56,500     1,135,085
optionsXpress Holdings, Inc.                                                                                    5,400        72,144
Piper Jaffray Cos., Inc. *                                                                                      2,300        91,448
Raymond James Financial, Inc.                                                                                   3,753        64,289
SEI Investments Co.                                                                                             8,300       130,393
Stifel Financial Corp. *                                                                                        1,520        69,692
SWS Group, Inc.                                                                                                 3,200        60,640
T. Rowe Price Group, Inc.                                                                                       8,100       287,064
The Nasdaq OMX Group, Inc. *                                                                                    7,200       177,912
Waddell & Reed Financial, Inc., Class A                                                                         6,900       106,674
                                                                                                                        -----------
                                                                                                                          4,420,802
ENERGY 8.0%
Arena Resources, Inc. *                                                                                         3,600       101,124
Cabot Oil & Gas Corp.                                                                                           6,100       158,600
CARBO Ceramics, Inc.                                                                                            2,000        71,060
Cimarex Energy Co.                                                                                              5,600       149,968
Comstock Resources, Inc. *                                                                                      3,000       141,750
ConocoPhillips                                                                                                 35,900     1,859,620
Continental Resources, Inc. *                                                                                   4,200        86,982
Denbury Resources, Inc. *                                                                                      12,100       132,132
EXCO Resources, Inc. *                                                                                         10,951        99,216
Frontier Oil Corp.                                                                                             37,087       468,409
Goodrich Petroleum Corp. *                                                                                      2,800        83,860
Helmerich & Payne, Inc.                                                                                         6,600       150,150
Hess Corp.                                                                                                     14,000       750,960
Holly Corp.                                                                                                    23,710       432,233
iHS, Inc., Class A *                                                                                            3,400       127,228
Nabors Industries Ltd. *                                                                                       17,800       213,066
NATCO Group, Inc., Class A *                                                                                    2,700        40,986
Occidental Petroleum Corp.                                                                                     14,900       893,851
Petrohawk Energy Corp. *                                                                                       13,800       215,694
Pioneer Natural Resources Co.                                                                                   7,200       116,496
Quicksilver Resources, Inc. *                                                                                   8,900        49,573
RPC, Inc.                                                                                                       4,000        39,040
Schlumberger Ltd.                                                                                              12,100       512,193
Spectra Energy Corp.                                                                                           37,300       587,102
St. Mary Land & Exploration Co.                                                                                 5,000       101,550
W&T Offshore, Inc.                                                                                              3,800        54,416
                                                                                                                        -----------
                                                                                                                          7,637,259

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
FOOD & STAPLES RETAILING 0.0%
The Great Atlantic & Pacific Tea Co., Inc. *                                                                    1,800        11,286
FOOD, BEVERAGE & TOBACCO 3.4%
Central European Distribution Corp. *                                                                           3,700        72,890
PepsiCo, Inc.                                                                                                  57,300     3,138,321
                                                                                                                        -----------
                                                                                                                          3,211,211
HEALTH CARE EQUIPMENT & SERVICES 2.0%
Cyberonics, Inc. *                                                                                              3,100        51,367
Emeritus Corp. *                                                                                                2,400        24,072
HMS Holdings Corp. *                                                                                            6,670       210,238
Intuitive Surgical, Inc. *                                                                                      2,300       292,077
Meridian Bioscience, Inc.                                                                                       3,300        84,051
Owens & Minor, Inc.                                                                                             3,800       143,070
Phase Forward, Inc. *                                                                                           5,600        70,112
Sun Healthcare Group, Inc. *                                                                                    5,000        44,250
UnitedHealth Group, Inc.                                                                                       38,100     1,013,460
                                                                                                                        -----------
                                                                                                                          1,932,697
INSURANCE 0.8%
Aflac, Inc.                                                                                                     7,747       355,123
eHealth, Inc. *                                                                                                 3,000        39,840
Fidelity National Financial, Inc., Class A                                                                     12,283       218,023
Markel Corp. *                                                                                                    200        59,800
Max Capital Group Ltd.                                                                                          6,000       106,200
                                                                                                                        -----------
                                                                                                                            778,986
MATERIALS 2.6%
Alcoa, Inc.                                                                                                    50,400       567,504
Allegheny Technologies, Inc.                                                                                      700        17,871
AMCOL International Corp.                                                                                       2,800        58,660
Carpenter Technology Corp.                                                                                      4,800        98,592
Celanese Corp., Series A                                                                                        2,200        27,346
Century Aluminum Co. *                                                                                          4,600        46,000
Commercial Metals Co.                                                                                           9,500       112,765
Crown Holdings, Inc. *                                                                                         10,900       209,280
International Paper Co.                                                                                         6,800        80,240
Kaiser Aluminum Corp.                                                                                           2,100        47,292
MeadWestvaco Corp.                                                                                             11,900       133,161
Owens-Illinois, Inc. *                                                                                          9,900       270,567
Pactiv Corp. *                                                                                                  6,600       164,208
Reliance Steel & Aluminum Co.                                                                                   5,200       103,688
Royal Gold, Inc.                                                                                                2,800       137,788
Weyerhaeuser Co.                                                                                               13,300       407,113
                                                                                                                        -----------
                                                                                                                          2,482,075
MEDIA 2.8%
Clear Channel Outdoor Holdings, Inc., Class A *                                                                12,030        73,985
CTC Media, Inc. *                                                                                               6,400        30,720
DreamWorks Animation SKG, Inc., Class A *                                                                       6,636       167,625
Interactive Data Corp.                                                                                          4,500       110,970
Lamar Advertising Co., Class A *                                                                               43,013       540,243
Liberty Global, Inc., Series A *                                                                               22,200       353,424

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Marvel Entertainment, Inc. *                                                                                    4,000       123,000
National CineMedia, Inc.                                                                                        5,200        52,728
Regal Entertainment Group, Class A                                                                              8,500        86,785
The Walt Disney Co.                                                                                            46,600     1,057,354
Value Line, Inc.                                                                                                  300        10,356
World Wrestling Entertainment, Inc., Class A                                                                    3,400        37,672
                                                                                                                        -----------
                                                                                                                          2,644,862
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7.5%
Allergan, Inc.                                                                                                 19,200       774,144
Allos Therapeutics, Inc. *                                                                                      7,700        47,124
AMAG Pharmaceuticals, Inc. *                                                                                   10,779       386,427
Cepheid, Inc. *                                                                                                 6,900        71,622
Durect Corp. *                                                                                                    200           678
Exelixis, Inc. *                                                                                               83,970       421,530
Incyte Corp. *                                                                                                 18,700        70,873
Merck & Co., Inc.                                                                                              31,650       962,160
Momenta Pharmaceuticals, Inc. *                                                                                 3,400        39,440
NPS Pharmacuticals, Inc. *                                                                                      6,000        37,260
Pharmasset, Inc. *                                                                                                800        10,488
Questcor Pharmaceuticals Inc *                                                                                  6,500        60,515
Schering-Plough Corp.                                                                                          88,000     1,498,640
Sequenom, Inc. *                                                                                                5,000        99,200
Vertex Pharmaceuticals, Inc. *                                                                                 84,535     2,568,173
VIVUS, Inc. *                                                                                                   8,400        44,688
                                                                                                                        -----------
                                                                                                                          7,092,962
REAL ESTATE 0.2%
Forest City Enterprises, Inc., Class A                                                                         11,780        78,926
Tejon Ranch Co. *                                                                                               4,980       123,205
                                                                                                                        -----------
                                                                                                                            202,131
RETAILING 4.8%
Amazon.com, Inc. *                                                                                             18,300       938,424
bebe stores, Inc.                                                                                               5,400        40,338
Bed Bath & Beyond, Inc. *                                                                                       6,900       175,398
Best Buy Co., Inc.                                                                                             19,500       548,145
Brown Shoe Co., Inc.                                                                                            5,200        44,044
J.C. Penney Co., Inc.                                                                                          11,700       230,490
Kohl's Corp. *                                                                                                 16,200       586,440
LKQ Corp. *                                                                                                     9,700       113,102
Macy's, Inc.                                                                                                   26,100       270,135
Penske Automotive Group, Inc.                                                                                   4,900        37,632
Sally Beauty Holdings, Inc. *                                                                                  10,300        58,607
Target Corp.                                                                                                   41,300     1,426,089
Ulta Salon, Cosmetics & Fragrance, Inc. *                                                                       2,600        21,528
Williams-Sonoma, Inc.                                                                                           8,500        66,810
                                                                                                                        -----------
                                                                                                                          4,557,182
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.4%
FormFactor, Inc. *                                                                                             32,400       473,040
Hittite Microwave Corp. *                                                                                       2,600        76,596
Intel Corp.                                                                                                   210,700     3,088,862
KLA-Tencor Corp.                                                                                                2,500        54,475
Lam Research Corp. *                                                                                           42,100       895,888
Microchip Technology, Inc.                                                                                     69,100     1,349,523

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Monolithic Power Systems *                                                                                      3,700        46,657
Varian Semiconductor Equipment Associates, Inc. *                                                               5,800       105,096
                                                                                                                        -----------
                                                                                                                          6,090,137
SOFTWARE & SERVICES 7.5%
Adobe Systems, Inc. *                                                                                          30,900       657,861
Cognizant Technology Solutions Corp., Class A *                                                                20,133       363,602
comScore, Inc. *                                                                                                2,600        33,150
DealerTrack Holdings, Inc. *                                                                                   25,000       297,250
Electronic Arts, Inc. *                                                                                        17,800       285,512
Genpact Ltd. *                                                                                                  7,800        64,116
Google, Inc., Class A *                                                                                        10,780     3,316,467
MasterCard, Inc., Class A                                                                                       1,163       166,228
Mercadolibre, Inc. *                                                                                            2,800        45,948
Salesforce.com, Inc. *                                                                                          6,600       211,266
Take-Two Interactive Software, Inc. *                                                                           7,700        58,212
The Ultimate Software Group, Inc. *                                                                             3,200        46,720
Total System Services, Inc.                                                                                    12,100       169,400
Visa, Inc., Class A                                                                                            25,500     1,337,475
Vocus, Inc. *                                                                                                   2,100        38,241
                                                                                                                        -----------
                                                                                                                          7,091,448
TECHNOLOGY HARDWARE & EQUIPMENT 10.9%
Anixter International, Inc. *                                                                                   3,000        90,360
Apple, Inc. *                                                                                                  35,400     3,021,390
Ciena Corp. *                                                                                                  10,800        72,360
Cisco Systems, Inc. *                                                                                         203,900     3,323,570
Daktronics, Inc.                                                                                                8,640        80,870
Dell, Inc. *                                                                                                   48,000       491,520
Dolby Laboratories, Inc., Class A *                                                                             4,300       140,868
EMC Corp. *                                                                                                   104,700     1,096,209
Netezza Corp. *                                                                                                 5,400        35,856
QUALCOMM, Inc.                                                                                                 47,900     1,716,257
SanDisk Corp. *                                                                                                17,000       163,200
Tech Data Corp. *                                                                                               5,000        89,200
                                                                                                                        -----------
                                                                                                                         10,321,660
TELECOMMUNICATION SERVICES 1.1%
American Tower Corp., Class A *                                                                                24,800       727,136
Cbeyond, Inc. *                                                                                                 3,300        52,734
Global Crossing Ltd. *                                                                                          3,200        25,408
Windstream Corp.                                                                                               30,500       280,600
                                                                                                                        -----------
                                                                                                                          1,085,878
TRANSPORTATION 1.9%
United Parcel Service, Inc., Class B                                                                           32,500     1,792,700
UTILITIES 3.7%
Energen Corp.                                                                                                   5,300       155,449
Equitable Resources, Inc.                                                                                       8,200       275,110
Exelon Corp.                                                                                                   37,300     2,074,253
ITC Holdings Corp.                                                                                              3,800       165,984
PPL Corp.                                                                                                      21,500       659,835

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Reliant Energy, Inc. *                                                                                         25,300       146,234
                                                                                                                        -----------
                                                                                                                          3,476,865
                                                                                                                        -----------
TOTAL SHORT SALES
(PROCEEDS $98,862,632)                                                                                                   77,889,218
                                                                                                                        -----------

END OF SHORT SALE POSITIONS.

*    Non-income producing security

LAUDUS ROSENBERG LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                   INVESTMENTS IN    SECURITIES
VALUATION INPUTS                                      SECURTIES      SOLD SHORT
----------------                                   --------------   ------------
Level 1 - Quoted Prices                              $92,269,041    ($77,889,218)
Level 2 - Other Significant Observable Inputs                 --              --
Level 3 - Significant Unobservable Inputs                     --              --
                                                     -----------    ------------
TOTAL                                                $92,269,041    ($77,889,218)
                                                     -----------    ------------

REG46273DEC08 (02/09)

Laudus Trust

Laudus Rosenberg International Discovery Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 95.4% COMMON STOCK                                                                                       305,398,709   244,304,922
  2.1% PREFERRED STOCK                                                                                      7,225,068     5,504,972
   --% RIGHTS                                                                                                      --         2,956
  0.6% OTHER INVESTMENT COMPANIES                                                                           1,642,082     1,642,082
 98.1% TOTAL INVESTMENTS                                                                                  314,265,859   251,454,932
  1.9% OTHER ASSETS AND LIABILITIES                                                                                       4,755,008
100.0% NET ASSETS                                                                                                       256,209,940

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK  95.4% OF NET ASSETS
ARGENTINA 0.2%
ENERGY 0.1%
Petrobras Energia Participaciones S.A. ADR                                                                     41,400       252,126
TELECOMMUNICATION SERVICES 0.1%
Telecom Argentina S.A. ADR *                                                                                   32,900       250,040
                                                                                                                        -----------
                                                                                                                            502,166
AUSTRALIA 4.4%
CONSUMER SERVICES 0.3%
Crown Ltd.                                                                                                    160,067       670,489
DIVERSIFIED FINANCIALS 0.0%
ASX Ltd.                                                                                                        3,800        88,826
ENERGY 0.7%
Origin Energy Ltd.                                                                                            124,100     1,399,665
Santos Ltd.                                                                                                    39,600       414,925
                                                                                                                        -----------
                                                                                                                          1,814,590
FOOD & STAPLES RETAILING 0.1%
Metcash Ltd.                                                                                                   51,800       158,600
FOOD, BEVERAGE & TOBACCO 1.5%
Coca-Cola Amatil Ltd.                                                                                         145,400       934,355
Foster's Group Ltd.                                                                                           445,500     1,713,427
Lion Nathan Ltd.                                                                                              193,700     1,112,765
                                                                                                                        -----------
                                                                                                                          3,760,547
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Cochlear Ltd.                                                                                                   7,800       302,167
Sonic Healthcare Ltd.                                                                                           8,000        81,504
                                                                                                                        -----------
                                                                                                                            383,671

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
INSURANCE 0.1%
Insurance Australia Group Ltd.                                                                                103,200       281,253
Suncorp-Metway Ltd.                                                                                            16,900        99,614
                                                                                                                        -----------
                                                                                                                            380,867
MATERIALS 0.6%
Amcor Ltd.                                                                                                    162,200       659,149
Boral Ltd.                                                                                                    113,200       366,617
Orica Ltd.                                                                                                     45,600       447,489
                                                                                                                        -----------
                                                                                                                          1,473,255
REAL ESTATE 0.3%
CFS Retail Property Trust                                                                                     241,500       317,451
Dexus Property Group                                                                                          543,186       311,039
Goodman Group                                                                                                 454,000       233,784
                                                                                                                        -----------
                                                                                                                            862,274
UTILITIES 0.7%
AGL Energy Ltd.                                                                                               161,800     1,725,049
                                                                                                                        -----------
                                                                                                                         11,318,168
AUSTRIA 0.9%
BANKS 0.1%
Raiffeisen International Bank Holding AG                                                                       13,200       366,948
CAPITAL GOODS 0.3%
Strabag SE                                                                                                     30,300       707,985
TELECOMMUNICATION SERVICES 0.5%
Telekom Austria AG                                                                                             84,700     1,232,397
UTILITIES 0.0%
EVN AG                                                                                                          1,010        15,731
                                                                                                                        -----------
                                                                                                                          2,323,061
BELGIUM 1.5%
DIVERSIFIED FINANCIALS 0.0%
Banque Nationale de Belgique                                                                                       18        61,494
FOOD & STAPLES RETAILING 0.6%
Delhaize Group                                                                                                 22,200     1,372,329
MATERIALS 0.2%
Solvay S.A.                                                                                                     7,956       590,785
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.5%
UCB S.A.                                                                                                       41,600     1,356,924
TELECOMMUNICATION SERVICES 0.2%
Telenet Group Holding N.V. *                                                                                   28,898       497,704
                                                                                                                        -----------
                                                                                                                          3,879,236
BERMUDA 0.1%
MATERIALS 0.1%
Huabao International Holdings Ltd.                                                                            325,000       213,584

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
BRAZIL 0.8%
DIVERSIFIED FINANCIALS 0.1%
Bradespar S.A.                                                                                                 45,900       363,933
FOOD, BEVERAGE & TOBACCO 0.2%
Souza Cruz S.A.                                                                                                23,800       450,077
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Natura Cosmeticos S.A.                                                                                         36,800       299,671
MATERIALS 0.1%
Companhia Siderurgica Nacional S.A.                                                                            15,700       195,240
UTILITIES 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo                                                          37,000       440,446
Companhia de Saneamento de Minas Gerais - Copasa MG                                                            17,300       139,542
EDP - Energias do Brasil S.A.                                                                                  26,900       260,695
                                                                                                                        -----------
                                                                                                                            840,683
                                                                                                                        -----------
                                                                                                                          2,149,604
CANADA 4.8%
BANKS 0.5%
Laurentian Bank of Canada                                                                                       9,300       259,903
National Bank of Canada                                                                                        36,700       930,506
                                                                                                                        -----------
                                                                                                                          1,190,409
CAPITAL GOODS 0.1%
SNC-Lavalin Group, Inc.                                                                                         5,200       167,184
ENERGY 0.5%
Advantage Energy Income Fund                                                                                    1,900         7,880
Daylight Resources Trust                                                                                       19,300       122,100
Freehold Royalty Trust                                                                                         10,400        88,373
Mullen Group Income Fund                                                                                       29,000       299,749
Penn West Energy Trust                                                                                         54,100       594,684
Provident Energy Trust                                                                                         24,900       107,910
Savanna Energy Services Corp.                                                                                  23,100       149,696
                                                                                                                        -----------
                                                                                                                          1,370,392
FOOD & STAPLES RETAILING 0.6%
George Weston Ltd.                                                                                             17,900       869,263
Metro, Inc., Class A                                                                                           18,170       544,585
                                                                                                                        -----------
                                                                                                                          1,413,848
FOOD, BEVERAGE & TOBACCO 0.1%
Viterra, Inc. *                                                                                                49,100       377,845
INSURANCE 0.4%
Industrial Alliance Insurance & Financial Services, Inc.                                                       23,000       434,289
Northbridge Financial Corp.                                                                                     6,100       192,166
Power Corp. of Canada                                                                                          20,700       375,937
                                                                                                                        -----------
                                                                                                                          1,002,392
MATERIALS 0.6%
Agnico-Eagle Mines Ltd.                                                                                         7,600       386,433
Agrium, Inc.                                                                                                    6,750       226,750

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Canfor Corp. *                                                                                                 54,200       333,698
Kinross Gold Corp.                                                                                              2,950        53,767
West Fraser Timber Co., Ltd.                                                                                   15,900       409,575
Yamana Gold, Inc.                                                                                              21,250       162,667
                                                                                                                        -----------
                                                                                                                          1,572,890
MEDIA 0.3%
Quebecor, Inc., Class B                                                                                        24,500       389,579
Shaw Communications, Inc., Class B                                                                             15,250       266,952
                                                                                                                        -----------
                                                                                                                            656,531
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
Biovail Corp.                                                                                                  41,500       387,938
SOFTWARE & SERVICES 0.5%
CGI Group, Inc., Class A *                                                                                    102,200       794,751
Open Text Corp. *                                                                                              18,700       560,318
                                                                                                                        -----------
                                                                                                                          1,355,069
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Celestica, Inc. *                                                                                              64,910       297,077
TRANSPORTATION 0.1%
Canadian Pacific Railway Ltd.                                                                                   6,400       212,452
UTILITIES 0.9%
ATCO Ltd., Class I                                                                                             22,900       697,295
Canadian Utilities Ltd., Class B                                                                               24,200       793,925
Fortis, Inc.                                                                                                   41,070       818,073
TransAlta Corp.                                                                                                 3,500        68,894
                                                                                                                        -----------
                                                                                                                          2,378,187
                                                                                                                        -----------
                                                                                                                         12,382,214
CHILE 0.3%
FOOD, BEVERAGE & TOBACCO 0.0%
Embotelladora Andina S.A. Series A ADR                                                                          1,817        19,433
TRANSPORTATION 0.0%
Lan Airlines S.A. ADR                                                                                          11,427        91,987
UTILITIES 0.3%
Enersis S.A. ADR                                                                                               52,600       670,124
                                                                                                                        -----------
                                                                                                                            781,544
CHINA 1.6%
AUTOMOBILES & COMPONENTS 0.2%
Dongfeng Motor Group Co., Ltd., Class H                                                                     1,328,000       433,577
CAPITAL GOODS 0.2%
China Communications Construction Co., Ltd., Class H                                                          221,000       276,133
China International Marine Containers (Group) Co., Ltd., Class B                                              171,800        93,346
China State Construction International Holdings Ltd.                                                          568,000        99,965

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Shanghai Electric Group Co., Ltd., Class H *                                                                  412,000       168,789
                                                                                                                        -----------
                                                                                                                            638,233
CONSUMER DURABLES & APPAREL 0.0%
Shenzhou International Group                                                                                  478,000        86,826
ENERGY 0.2%
Yanzhou Coal Mining Co., Ltd., Class H                                                                        828,000       617,093
FOOD, BEVERAGE & TOBACCO 0.4%
Chaoda Modern Agriculture (Holdings) Ltd.                                                                   1,258,608       808,794
Yantai Changyu Pioneer Wine Co., Ltd., Class B                                                                 57,800       203,890
                                                                                                                        -----------
                                                                                                                          1,012,684
MATERIALS 0.3%
China Bluechemical Ltd., Class H                                                                            1,340,000       553,446
Shandong Chenming Paper Holdings, Ltd., Class B                                                               282,100       115,172
                                                                                                                        -----------
                                                                                                                            668,618
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Digital China Holdings Ltd.                                                                                    75,000        21,775
TRANSPORTATION 0.3%
China COSCO Holdings Co., Ltd., Class H                                                                       175,000       123,289
Guangshen Railway Co., Ltd., Class H                                                                          804,000       300,531
Zhejiang Expressway Co., Ltd., Class H                                                                        472,000       279,551
                                                                                                                        -----------
                                                                                                                            703,371
                                                                                                                        -----------
                                                                                                                          4,182,177
COLUMBIA 0.1%
BANKS 0.1%
Bancolombia S.A. ADR                                                                                           10,400       242,840
DENMARK 0.7%
BANKS 0.3%
Jyske Bank A/S - Reg'd *                                                                                       32,593       760,758
FOOD, BEVERAGE & TOBACCO 0.3%
Carlsberg A/S, Class B                                                                                            500        16,345
Danisco A/S                                                                                                    17,478       713,812
                                                                                                                        -----------
                                                                                                                            730,157
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
H. Lundbeck A/S                                                                                                 8,493       177,626
                                                                                                                        -----------
                                                                                                                          1,668,541
EGYPT 0.2%
TELECOMMUNICATION SERVICES 0.2%
Telecom Egypt                                                                                                 146,000       424,608

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
FINLAND 2.1%
CAPITAL GOODS 0.7%
Metso Corp. Oyj                                                                                                54,522       668,171
Wartsila Corp. Oyj                                                                                             36,400     1,099,868
                                                                                                                        -----------
                                                                                                                          1,768,039
DIVERSIFIED FINANCIALS 0.1%
Pohjola Bank plc                                                                                               22,282       309,899
INSURANCE 0.1%
Sampo Oyj, Class A                                                                                             10,500       198,738
MATERIALS 1.2%
Kemira Oyj *                                                                                                   63,517       533,751
Stora Enso Oyj, Class R                                                                                       149,000     1,180,307
UPM-Kymmene Oyj                                                                                               108,000     1,384,425
                                                                                                                        -----------
                                                                                                                          3,098,483
                                                                                                                         ----------
                                                                                                                          5,375,159
FRANCE 3.0%
BANKS 0.0%
Credit Industriel et Commercial                                                                                   750       104,860
CAPITAL GOODS 0.2%
Thales S.A.                                                                                                    13,200       552,858
COMMERCIAL & PROFESSIONAL SUPPLIES 0.2%
Teleperformance                                                                                                14,500       405,866
CONSUMER DURABLES & APPAREL 0.3%
Christian Dior S.A.                                                                                            11,399       644,491
CONSUMER SERVICES 0.1%
Sodexo                                                                                                          3,800       211,192
INSURANCE 0.1%
CNP Assurances                                                                                                  5,000       363,293
MATERIALS 0.2%
Arkema                                                                                                         28,800       496,322
MEDIA 0.6%
M6 Metropole Television                                                                                        40,600       787,120
Publicis Groupe                                                                                                29,000       748,430
                                                                                                                        -----------
                                                                                                                          1,535,550
SOFTWARE & SERVICES 0.7%
Atos Origin S.A.                                                                                               28,500       717,349
Cap Gemini S.A.                                                                                                27,600     1,067,208
                                                                                                                        -----------
                                                                                                                          1,784,557
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Alcatel-Lucent *                                                                                              300,000       649,382
TRANSPORTATION 0.3%
Air France-KLM                                                                                                 69,018       890,076
                                                                                                                        -----------
                                                                                                                          7,638,447
GERMANY 1.6%
CAPITAL GOODS 0.4%
Bilfinger Berger AG                                                                                            15,959       854,181

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Tognum AG                                                                                                       2,706        35,070
                                                                                                                        -----------
                                                                                                                            889,251
CONSUMER SERVICES 0.4%
TUI AG                                                                                                         77,000       914,738
FOOD, BEVERAGE & TOBACCO 0.3%
Suedzucker AG                                                                                                  58,000       878,681
MATERIALS 0.3%
K&S AG                                                                                                          1,973       112,764
Lanxess                                                                                                        29,143       568,288
                                                                                                                        -----------
                                                                                                                            681,052
TRANSPORTATION 0.2%
Deutsche Lufthansa AG ADR                                                                                      37,620       618,618
                                                                                                                        -----------
                                                                                                                          3,982,340
GREECE 0.0%
MATERIALS 0.0%
Viohalco, Hellenic Copper & Aluminum Industry S.A.                                                              1,406         8,070
HONG KONG 3.1%
BANKS 0.1%
Industrial & Commercial Bank of China (Asia) Ltd.                                                             280,000       301,482
The Bank of East Asia Ltd.                                                                                     40,800        86,062
                                                                                                                        -----------
                                                                                                                            387,544
CAPITAL GOODS 0.2%
Jardine Strategic Holdings Ltd.                                                                                 7,000        73,082
Noble Group Ltd.                                                                                               81,000        58,017
Shanghai Industrial Holdings Ltd.                                                                             215,000       495,541
                                                                                                                        -----------
                                                                                                                            626,640
CONSUMER DURABLES & APPAREL 0.4%
Yue Yuen Industrial (Holdings) Ltd.                                                                           459,500       912,310
CONSUMER SERVICES 0.0%
Star Cruises Ltd. *                                                                                           189,000        14,700
DIVERSIFIED FINANCIALS 0.2%
Guoco Group Ltd.                                                                                               70,000       410,178
FOOD & STAPLES RETAILING 0.2%
Dairy Farm International Holdings Ltd.                                                                        150,300       644,038
FOOD, BEVERAGE & TOBACCO 0.1%
China Agri-Industries Holdings Ltd. *                                                                         279,000       139,664
MEDIA 0.1%
Television Broadcasts Ltd.                                                                                     66,000       216,366
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
China Pharmaceutical Group Ltd.                                                                               624,000       220,244
REAL ESTATE 0.8%
China Overseas Land & Investment Ltd.                                                                         206,000       289,252

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Chinese Estates Holdings Ltd.                                                                                 348,000       398,154
Hang Lung Group Ltd.                                                                                          424,000     1,295,254
Hongkong Land Holdings Ltd.                                                                                    13,000        32,423
SEA Holdings Ltd.                                                                                              36,000        10,498
SRE Group Ltd.                                                                                                828,000        55,880
                                                                                                                        -----------
                                                                                                                          2,081,461
RETAILING 0.1%
Esprit Holdings Ltd.                                                                                           30,500       173,801
Wing On Co. International Ltd.                                                                                 37,000        39,245
                                                                                                                        -----------
                                                                                                                            213,046
TELECOMMUNICATION SERVICES 0.1%
Hutchison Telecommunications International Ltd.                                                             1,007,000       271,554
TRANSPORTATION 0.1%
Hopewell Highway Infrastructure Ltd.                                                                          404,000       225,347
UTILITIES 0.6%
Guangdong Investment Ltd.                                                                                   1,032,000       417,373
Hongkong Electric Holdings Ltd.                                                                               188,000     1,058,438
                                                                                                                        -----------
                                                                                                                          1,475,811
                                                                                                                        -----------
                                                                                                                          7,838,903
HUNGARY 0.3%
TELECOMMUNICATION SERVICES 0.3%
Magyar Telekom Telecommunications plc                                                                         294,000       830,916
INDIA 1.7%
AUTOMOBILES & COMPONENTS 0.1%
Hero Honda Motors Ltd.                                                                                          1,700        28,103
Mahindra & Mahindra Ltd.                                                                                       18,680       107,380
Maruti Suzuki India Ltd.                                                                                        6,780        72,665
                                                                                                                        -----------
                                                                                                                            208,148
BANKS 0.4%
Bank of India                                                                                                  79,030       467,867
Bank of Maharashtra Ltd.                                                                                      237,160       117,297
Corporation Bank                                                                                               11,060        42,686
Dena Bank Ltd.                                                                                                177,760       121,192
Indian Bank                                                                                                    40,230       114,040
Syndicate Bank                                                                                                230,390       300,536
                                                                                                                        -----------
                                                                                                                          1,163,618
CAPITAL GOODS 0.1%
Bharat Electronics Ltd.                                                                                         7,110       110,099
SKF India Ltd.                                                                                                 24,194        66,817
                                                                                                                        -----------
                                                                                                                            176,916
DIVERSIFIED FINANCIALS 0.1%
JM Financial Ltd.                                                                                             256,625       134,147
ENERGY 0.2%
Bongaigaon Refinery & Petrochemicals Ltd. (BRP)                                                                48,220        42,028

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
The Great Eastern Shipping Co., Ltd.                                                                           94,400       396,688
                                                                                                                        -----------
                                                                                                                            438,716
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Hindustan Unilever Ltd.                                                                                        30,000       154,953
MATERIALS 0.5%
Birla Corp., Ltd.                                                                                              37,050        99,822
Coromandel Fertilisers Ltd.                                                                                     2,280         4,358
Grasim Industries Ltd.                                                                                          2,050        51,729
Gujarat Alkalies & Chemicals Ltd.                                                                              45,500        65,576
Gujarat Fluorochemicals Ltd.                                                                                    2,200         2,849
Gujarat Narmada Valley Fertilizers Co., Ltd.                                                                   80,930        91,773
Gujarat State Fertilizers & Chemicals Ltd.                                                                     37,210        57,296
Hindalco Industries Ltd.                                                                                      137,510       146,510
Hindustan Zinc Ltd.                                                                                            38,310       267,117
Jindal Steel & Power Ltd.                                                                                         750        14,037
JSL Ltd.                                                                                                       48,660        36,174
National Aluminium Co., Ltd.                                                                                    6,740        26,512
Pidilite Industries Ltd.                                                                                       20,270        45,129
Sesa Goa Ltd.                                                                                                  94,240       167,745
Steel Authority of India Ltd.                                                                                  39,790        63,686
Sterlite Industries (India) Ltd.                                                                               17,150        91,938
Tata Chemicals Ltd.                                                                                            17,930        60,969
Tata Steel Ltd.                                                                                                 7,542        33,726
Ultra Tech Cement Ltd.                                                                                         14,940       119,936
                                                                                                                        -----------
                                                                                                                          1,446,882
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.0%
Ipca Laboratories Ltd.                                                                                          6,072        47,139
Sun Pharmaceutical Industries Ltd.                                                                              2,090        46,100
Wockhardt Ltd.                                                                                                  5,390        12,176
                                                                                                                        -----------
                                                                                                                            105,415
SOFTWARE & SERVICES 0.1%
HCL Technologies Ltd.                                                                                          51,400       122,226
Satyam Computer Services Ltd.                                                                                  44,674       161,876
                                                                                                                        -----------
                                                                                                                            284,102
TRANSPORTATION 0.1%
Container Corp. of India Ltd.                                                                                   3,550        45,444
Shipping Corp. of India Ltd.                                                                                  107,091       176,106
                                                                                                                        -----------
                                                                                                                            221,550
UTILITIES 0.0%
Gail India Ltd.                                                                                                    67           286
                                                                                                                        -----------
                                                                                                                          4,334,733
INDONESIA 0.4%
AUTOMOBILES & COMPONENTS 0.1%
PT Astra International Tbk                                                                                     73,000        71,745
PT Astra Otoparts Tbk                                                                                           1,000           324
                                                                                                                        -----------
                                                                                                                             72,069
BANKS 0.2%
PT Bank Central Asia Tbk                                                                                      122,000        36,892

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
PT Bank Rakyat Indonesia                                                                                    1,216,000       517,106
                                                                                                                        -----------
                                                                                                                            553,998
FOOD, BEVERAGE & TOBACCO 0.0%
PT Hanjaya Mandala Sampoerna Tbk                                                                               23,000        17,366
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
PT Unilever Indonesia Tbk                                                                                     379,000       274,529
                                                                                                                        -----------
                                                                                                                            917,962
IRELAND 0.4%
FOOD, BEVERAGE & TOBACCO 0.4%
Kerry Group plc, Class A                                                                                       51,000       933,036
ISRAEL 1.2%
BANKS 0.3%
Israel Discount Bank, Class A                                                                                 445,252       402,091
Mizrahi Tefahot Bank Ltd.                                                                                      93,000       480,487
                                                                                                                        -----------
                                                                                                                            882,578
INSURANCE 0.2%
Migdal Insurance & Financial Ltd. Holdings                                                                    358,347       378,657
TELECOMMUNICATION SERVICES 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.                                                                   637,000     1,047,229
Partner Communications Co., Ltd.                                                                               41,000       676,903
                                                                                                                        -----------
                                                                                                                          1,724,132
                                                                                                                        -----------
                                                                                                                          2,985,367
ITALY 3.1%
AUTOMOBILES & COMPONENTS 0.3%
Pirelli & C. S.p.A.                                                                                         1,888,000       713,053
BANKS 1.1%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)                                                  406,000       988,101
Banca Popolare dell'Emilia Romagna Scrl                                                                        55,000       767,439
Banca Popolare di Milano Scarl                                                                                163,489       982,723
Banco Popolare Societa Cooperativa                                                                              7,864        55,758
                                                                                                                        -----------
                                                                                                                          2,794,021
CAPITAL GOODS 0.2%
Finmeccanica S.p.A.                                                                                            40,892       633,373
INSURANCE 0.8%
Fondiaria - Sai S.p.A.                                                                                         36,600       668,112
Milano Assicurazioni S.p.A.                                                                                   205,976       646,882
Unipol Gruppo Finanziario S.p.A.                                                                              472,000       739,750
                                                                                                                        -----------
                                                                                                                          2,054,744
TELECOMMUNICATION SERVICES 0.4%
Fastweb *                                                                                                      30,800       921,200

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
UTILITIES 0.3%
ACEA S.p.A.                                                                                                    63,000       858,680
                                                                                                                        -----------
                                                                                                                          7,975,071
JAPAN 27.8%

AUTOMOBILES & COMPONENTS 0.6%
Fuji Heavy Industries Ltd.                                                                                    401,000     1,101,998
Toyota Industries Corp.                                                                                           200         4,308
Yamaha Motor Co., Ltd.                                                                                         40,900       430,363
                                                                                                                        -----------
                                                                                                                          1,536,669
BANKS 6.4%
Chuo Mitsui Trust Holdings, Inc.                                                                              409,000     2,010,934
Fukuoka Financial Group, Inc.                                                                                 442,000     1,931,973
Sapporo Hokuyo Holdings, Inc. (a)                                                                                 295     1,135,742
The 77 Bank Ltd.                                                                                              311,000     1,692,815
The Bank of Kyoto Ltd.                                                                                        164,000     1,838,024
The Chiba Bank Ltd.                                                                                           230,000     1,438,384
The Gunma Bank Ltd.                                                                                           202,000     1,293,135
The Hachijuni Bank Ltd.                                                                                       304,000     1,748,143
The Joyo Bank Ltd.                                                                                            247,000     1,404,723
The Nishi-Nippon City Bank Ltd.                                                                               643,000     1,870,195
                                                                                                                        -----------
                                                                                                                         16,364,068
CAPITAL GOODS 0.4%
Amada Co., Ltd.                                                                                               180,000       875,452
Fuji Electric Holdings Co., Ltd.                                                                               81,000       122,038
Hino Motors, Ltd.                                                                                               6,000        12,367
JTEKT Corp.                                                                                                       200         1,559
                                                                                                                        -----------
                                                                                                                          1,011,416
COMMERCIAL & PROFESSIONAL SUPPLIES 0.0%
Dai Nippon Printing Co., Ltd.                                                                                   7,000        77,382
CONSUMER DURABLES & APPAREL 0.3%
Nikon Corp.                                                                                                    15,000       180,038
Sankyo Co., Ltd.                                                                                               11,000       554,934
                                                                                                                        -----------
                                                                                                                            734,972
DIVERSIFIED FINANCIALS 0.3%
Hitachi Capital Corp.                                                                                          52,900       661,794
FOOD & STAPLES RETAILING 0.6%
Aeon Co., Ltd.                                                                                                142,300     1,433,061
FOOD, BEVERAGE & TOBACCO 2.4%
Ajinomoto Co., Inc.                                                                                           122,000     1,331,522
Asahi Breweries Ltd.                                                                                           64,800     1,120,396
Kikkoman Corp.                                                                                                  5,000        59,416
Nippon Meat Packers, Inc.                                                                                     115,000     1,750,522
Nisshin Seifun Group, Inc.                                                                                     15,500       204,696
Nissin Foods Holdings Co., Ltd.                                                                                11,900       414,696
Yakult Honsha Co., Ltd.                                                                                           800        17,118
Yamazaki Baking Co., Ltd. *                                                                                    86,000     1,322,996
                                                                                                                        -----------
                                                                                                                          6,221,362
HEALTH CARE EQUIPMENT & SERVICES 0.6%
Suzuken Co., Ltd.                                                                                              48,100     1,433,961
HOUSEHOLD & PERSONAL PRODUCTS 0.5%
Shiseido Co., Ltd.                                                                                             60,000     1,233,893

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
INSURANCE 2.2%
Aioi Insurance Co., Ltd.                                                                                      322,000     1,684,440
NIPPONKOA Insurance Co., Ltd.                                                                                 242,000     1,882,712
Nissay Dowa General Insurance Co., Ltd.                                                                        51,000       317,184
Sompo Japan Insurance, Inc.                                                                                   174,000     1,288,414
Sony Financial Holdings, Inc.                                                                                     144       549,568
The Fuji Fire & Marine Insurance Co., Ltd.                                                                      7,000        10,510
                                                                                                                        -----------
                                                                                                                          5,732,828
MATERIALS 4.9%
Asahi Kasei Corp.                                                                                             390,000     1,721,482
Hitachi Chemical Co., Ltd.                                                                                     46,600       484,090
Kaneka Corp.                                                                                                  272,000     1,737,461
Kuraray Co., Ltd.                                                                                             108,000       846,172
Mitsui Chemicals, Inc.                                                                                        445,000     1,653,650
Nippon Paper Group, Inc. (a)                                                                                      455     1,796,911
Oji Paper Co., Ltd.                                                                                            61,000       358,629
Sumitomo Chemical Co., Ltd.                                                                                   374,000     1,282,089
Teijin Ltd.                                                                                                   604,000     1,715,672
Toyo Seikan Kaisha Ltd.                                                                                        55,000       953,364
                                                                                                                        -----------
                                                                                                                         12,549,520
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.6%
Dainippon Sumitomo Pharma Co., Ltd.                                                                           169,000     1,582,283
Kyowa Hakko Kirin Co., Ltd.                                                                                   122,000     1,280,766
Mitsubishi Tanabe Pharma Corp.                                                                                 46,000       694,314
Ono Pharmaceutical Co., Ltd.                                                                                   29,100     1,515,068
Taisho Pharmaceutical Co., Ltd.                                                                                79,000     1,682,867
                                                                                                                        -----------
                                                                                                                          6,755,298
RETAILING 0.5%
Aoyama Trading Co., Ltd.                                                                                        8,400       133,817
Canon Marketing Japan, Inc.                                                                                    24,900       400,964
Marui Group Co., Ltd.                                                                                         144,000       841,325
                                                                                                                        -----------
                                                                                                                          1,376,106
TECHNOLOGY HARDWARE & EQUIPMENT 1.7%
Alps Electric Co., Ltd.                                                                                        17,200        84,831
Murata Manufacturing Co., Ltd.                                                                                  5,800       227,426
NEC Corp.                                                                                                     461,000     1,559,635
OMRON Corp.                                                                                                   109,800     1,475,256
Seiko Epson Corp.                                                                                              72,700     1,156,795
                                                                                                                        -----------
                                                                                                                          4,503,943
TRANSPORTATION 3.3%
All Nippon Airways Co., Ltd.                                                                                  397,000     1,564,642
Japan Airlines Corp. *                                                                                         26,000        61,330
Kamigumi Co., Ltd.                                                                                            187,000     1,661,454
Kawasaki Kisen Kaisha Ltd.                                                                                    365,000     1,711,870
Keisei Electric Railway Co., Ltd.                                                                              22,000       137,536
Nagoya Railroad Co., Ltd.                                                                                     452,000     1,447,531
Nippon Yusen Kabushiki Kaisha                                                                                 118,000       727,439
West Japan Railway Co.                                                                                            258     1,175,558
                                                                                                                        -----------
                                                                                                                          8,487,360
UTILITIES 0.5%
Hokkaido Electric Power Co., Inc.                                                                              47,300     1,195,867

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
                                                                                                                         71,309,500
                                                                                                                        -----------
LUXEMBOURG 0.1%
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Oriflame Cosmetics S.A. SDR                                                                                    12,400       362,222
MALAYSIA 1.0%
BANKS 0.6%
Hong Leong Bank Berhad                                                                                        267,000       392,610
Malayan Banking Berhad                                                                                        798,000     1,180,242
                                                                                                                        -----------
                                                                                                                          1,572,852
CAPITAL GOODS 0.1%
Hap Seng Consolidated Berhad                                                                                  359,400       212,027
CONSUMER SERVICES 0.0%
Genting Berhad                                                                                                 65,000        69,884
FOOD, BEVERAGE & TOBACCO 0.1%
British American Tobacco Malaysia Berhad                                                                        7,500        96,557
IOI Corp. Berhad                                                                                               78,000        80,887
JT International Berhad                                                                                       106,000       136,273
Sarawak Oil Palms Berhad                                                                                       24,000        13,619
                                                                                                                        -----------
                                                                                                                            327,336
MATERIALS 0.1%
Lion Industries Corp. Berhad                                                                                  440,000        86,564
Southern Steel Berhad                                                                                         157,000        60,142
                                                                                                                        -----------
                                                                                                                            146,706
TRANSPORTATION 0.0%
Malaysian Airline System Berhad                                                                                80,000        70,972
UTILITIES 0.1%
Tenaga Nasional Berhad                                                                                         43,000        77,988
                                                                                                                        -----------
                                                                                                                          2,477,765
MAURITIUS 0.0%
FOOD, BEVERAGE & TOBACCO 0.0%
Golden Agri-Resources Ltd.                                                                                    502,000        82,724
MEXICO 1.6%
BANKS 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O                                                              394,300       711,810
FOOD & STAPLES RETAILING 0.0%
Grupo Gigante S.A. de C.V., Class B                                                                            71,800        66,882
FOOD, BEVERAGE & TOBACCO 0.8%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L                                                              126,900       553,381
Grupo Bimbo S.A.B. de C.V., Series A                                                                          119,500       503,076
Grupo Continental, S.A.B.                                                                                     141,900       234,647
Grupo Modelo, S.A. de C.V., Series C                                                                          194,800       618,926
                                                                                                                        -----------
                                                                                                                          1,910,030

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A                                                              128,700       427,498
MATERIALS 0.2%
Grupo Mexico S.A.B. de C.V., Series B                                                                         965,900       620,754
MEDIA 0.0%
Grupo Televisa S.A.                                                                                            38,600       114,001
TRANSPORTATION 0.1%
Grupo Aeroportuario del Pacifico S.A. de C.V.,
   Class B                                                                                                     92,000       208,799
                                                                                                                        -----------
                                                                                                                          4,059,774
NETHERLANDS 1.4%
COMMERCIAL & PROFESSIONAL SUPPLIES 0.4%
Randstad Holding N.V.                                                                                          48,261       984,901
FOOD, BEVERAGE & TOBACCO 0.3%
CSM                                                                                                             7,607       122,475
Nutreco Holding N.V.                                                                                           21,417       703,762
                                                                                                                        -----------
                                                                                                                            826,237
MATERIALS 0.3%
Koninklijke DSM N.V.                                                                                           32,400       831,425
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
STMicroelectronics N.V.                                                                                        78,000       514,166
TRANSPORTATION 0.2%
TNT N.V.                                                                                                       28,137       546,572
                                                                                                                        -----------
                                                                                                                          3,703,301
NEW ZEALAND 0.3%
MATERIALS 0.1%
Nufarm Ltd.                                                                                                    38,611       284,690
UTILITIES 0.2%
Contact Energy Ltd.                                                                                            54,900       236,006
TrustPower Ltd.                                                                                                16,031        69,359
Vector Ltd.                                                                                                    94,800       111,493
                                                                                                                        -----------
                                                                                                                            416,858
                                                                                                                        -----------
                                                                                                                            701,548
PAPUA NEW GUINEA 0.0%
MATERIALS 0.0%
Lihir Gold Ltd. *                                                                                              49,500       106,709
PHILIPPINES 0.3%
TELECOMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.                                                                                            17,000       277,185
Philippine Long Distance Telephone Co.                                                                          1,000        45,702
Pilipino Telephone Corp.                                                                                    1,532,000       228,130
                                                                                                                        -----------
                                                                                                                            551,017

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
UTILITIES 0.1%
Manila Electric Co. (a)(b)                                                                                    137,000       171,430
                                                                                                                        -----------
                                                                                                                            722,447
POLAND 1.0%
BANKS 0.1%
Bank Handlowy w Warszawie S.A.                                                                                 22,085       359,305
ENERGY 0.7%
Polski Koncern Naftowy Orlen S.A.                                                                             117,822     1,026,469
Polskie Gornictwo Naftowe I Gazownictwo S.A.                                                                  576,000       701,590
                                                                                                                        -----------
                                                                                                                          1,728,059
TELECOMMUNICATION SERVICES 0.2%
Telekomunikacja Polska S.A.                                                                                    87,000       565,057
                                                                                                                        -----------
                                                                                                                          2,652,421
PORTUGAL 0.5%
MATERIALS 0.3%
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A.                                                        71,126       635,707
UTILITIES 0.2%
Redes Energeticas Nacionais S.A.                                                                              142,520       563,970
                                                                                                                        -----------
                                                                                                                          1,199,677
REPUBLIC OF KOREA 4.9%
AUTOMOBILES & COMPONENTS 0.0%
Hyundai Mobis                                                                                                   1,590        81,094
CAPITAL GOODS 1.0%
Doosan Corp. *                                                                                                  1,548       121,874
Doosan Infracore Co., Ltd.                                                                                      5,740        68,516
Hyundai Engineering & Construction Co., Ltd. *                                                                 13,410       622,679
LG Corp.                                                                                                       28,950     1,005,389
LS Corp.                                                                                                        8,120       503,996
Samsung C&T Corp.                                                                                               3,850       124,424
Samsung Heavy Industries Co., Ltd.                                                                              2,140        39,737
SK Holdings Co., Ltd.                                                                                           1,090        83,792
                                                                                                                        -----------
                                                                                                                          2,570,407
COMMERCIAL & PROFESSIONAL SUPPLIES 0.0%
S1 Corp.                                                                                                        1,810        78,236
CONSUMER DURABLES & APPAREL 0.0%
Youngone Corp.                                                                                                 15,880        80,489
CONSUMER SERVICES 0.1%
Kangwon Land, Inc.                                                                                             18,430       203,808
DIVERSIFIED FINANCIALS 0.0%
Shinyoung Securities Co., Ltd.                                                                                  3,590        68,063
ENERGY 0.1%
SK Energy Co., Ltd.                                                                                             2,669       164,142

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
SK Gas Co., Ltd.                                                                                                    1            38
                                                                                                                        -----------
                                                                                                                            164,180
FOOD & STAPLES RETAILING 0.1%
Shinsegae Co., Ltd.                                                                                               570       221,452
FOOD, BEVERAGE & TOBACCO 0.4%
Dongwon Industries Co., Ltd.                                                                                    1,290        94,947
KT&G Corp.                                                                                                     15,250       964,617
                                                                                                                        -----------
                                                                                                                          1,059,564
HOUSEHOLD & PERSONAL PRODUCTS 0.6%
LG Household & Health Care Ltd.                                                                                 7,450     1,135,356
Pacific Corp.                                                                                                   4,390       371,653
                                                                                                                        -----------
                                                                                                                          1,507,009
INSURANCE 0.3%
Samsung Fire & Marine Insurance Co., Ltd.                                                                       5,320       808,426
MATERIALS 0.5%
LG Chem Ltd.                                                                                                   20,340     1,170,865
SeAH Holdings Corp.                                                                                             1,040        54,337
                                                                                                                        -----------
                                                                                                                          1,225,202
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
Yuhan Corp.                                                                                                     1,006       176,626
RETAILING 0.5%
GS Home Shopping, Inc.                                                                                            980        37,605
Hyundai Department Store Co., Ltd.                                                                             10,473       535,947
Lotte Shopping Co., Ltd                                                                                         4,139       702,716
                                                                                                                        -----------
                                                                                                                          1,276,268
SOFTWARE & SERVICES 0.1%
Daou Technology, Inc.                                                                                          16,170        56,268
NHN Corp. *                                                                                                     1,380       145,885
                                                                                                                        -----------
                                                                                                                            202,153
TELECOMMUNICATION SERVICES 1.1%
KT Corp.                                                                                                       23,780       709,308
KT Freetel Co., Ltd. *                                                                                         43,120     1,080,420
LG Dacom Corp.                                                                                                 10,000       160,470
LG Telecom Ltd.                                                                                               102,760       817,871
                                                                                                                        -----------
                                                                                                                          2,768,069
                                                                                                                        -----------
                                                                                                                         12,491,046
RUSSIA 0.8%
ENERGY 0.5%
Tatneft GDR - Reg'd                                                                                            39,550     1,384,250
TELECOMMUNICATION SERVICES 0.3%
Mobile TeleSystems ADR                                                                                          4,200       112,056
Sistema JSFC GDR                                                                                              111,200       616,619
                                                                                                                        -----------
                                                                                                                            728,675
                                                                                                                        -----------
                                                                                                                          2,112,925
SINGAPORE 1.5%
CAPITAL GOODS 0.9%
Fraser & Neave Ltd.                                                                                           635,000     1,312,918

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Haw Par Corp., Ltd.                                                                                            80,000       202,647
SembCorp Industries Ltd.                                                                                      406,000       662,318
Singapore Technologies Engineering Ltd.                                                                        67,000       110,952
                                                                                                                        -----------
                                                                                                                          2,288,835
FOOD, BEVERAGE & TOBACCO 0.0%
People's Food Holdings Ltd.                                                                                    38,000        18,424
MEDIA 0.0%
Singapore Press Holdings Ltd.                                                                                  24,000        52,040
RETAILING 0.2%
Jardine Cycle & Carriage Ltd.                                                                                  84,000       558,652
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
STATS ChipPAC Ltd. *                                                                                          147,000        47,991
TRANSPORTATION 0.4%
ComfortDelGro Corp., Ltd.                                                                                     507,000       513,587
Singapore Airlines Ltd.                                                                                        55,000       432,572
                                                                                                                        -----------
                                                                                                                            946,159
                                                                                                                        -----------
                                                                                                                          3,912,101
SOUTH AFRICA 4.1%
BANKS 0.5%
Nedbank Group Ltd.                                                                                            112,000     1,158,479
CAPITAL GOODS 0.3%
Aveng Ltd.                                                                                                    224,000       747,449
HEALTH CARE EQUIPMENT & SERVICES 0.2%
Medi-Clinic Corp., Ltd.                                                                                       275,000       608,202
INSURANCE 0.5%
Sanlam Ltd.                                                                                                   702,000     1,290,422
MATERIALS 1.9%
African Rainbow Minerals Ltd.                                                                                  68,672       830,987
Assore Ltd.                                                                                                    13,800       704,929
Gold Fields Ltd.                                                                                              164,000     1,634,942
Harmony Gold Mining Co., Ltd. *                                                                               129,000     1,396,465
Sappi Ltd.                                                                                                     79,834       323,276
                                                                                                                        -----------
                                                                                                                          4,890,599
RETAILING 0.3%
Imperial Holdings Ltd.                                                                                        100,000       650,235
TELECOMMUNICATION SERVICES 0.4%
Telkom South Africa Ltd.                                                                                       86,113     1,069,290
                                                                                                                        -----------
                                                                                                                         10,414,676
SPAIN 1.1%
CAPITAL GOODS 0.3%
Grupo Ferrovial S.A.                                                                                           27,500       767,105
FOOD, BEVERAGE & TOBACCO 0.3%
Ebro Puleva S.A.                                                                                               56,000       777,389
INSURANCE 0.5%
Grupo Catalana Occidente S.A.                                                                                  32,400       665,111

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Mapfre S.A.                                                                                                   168,000       572,952
                                                                                                                        -----------
                                                                                                                          1,238,063
                                                                                                                        -----------
                                                                                                                          2,782,557
SWEDEN 1.3%
COMMERCIAL & PROFESSIONAL SUPPLIES 0.5%
Loomis AB, Class B *                                                                                           26,181       162,225
Securitas AB, B Shares                                                                                        136,515     1,149,309
                                                                                                                        -----------
                                                                                                                          1,311,534
FOOD, BEVERAGE & TOBACCO 0.3%
Swedish Match AB                                                                                               52,000       750,716
HEALTH CARE EQUIPMENT & SERVICES 0.1%
Getinge AB, Class B                                                                                            12,685       153,924
TELECOMMUNICATION SERVICES 0.4%
Tele2 AB, B Shares                                                                                            126,000     1,140,226
                                                                                                                        -----------
                                                                                                                          3,356,400
SWITZERLAND 2.5%
BANKS 0.3%
Banque Cantonale Vaudoise - Reg'd                                                                               2,640       795,455
CAPITAL GOODS 0.2%
Sulzer AG - Reg'd                                                                                               8,784       506,903
COMMERCIAL & PROFESSIONAL SUPPLIES 0.5%
Adecco S.A. - Reg'd                                                                                            37,318     1,277,546
INSURANCE 1.0%
Baloise Holding AG - Reg'd                                                                                     11,600       876,012
Helvetia Holding AG                                                                                             3,468       763,182
Swiss Life Holding - Reg'd                                                                                      7,200       499,271
Swiss Re - Reg'd                                                                                               10,200       499,449
                                                                                                                        -----------
                                                                                                                          2,637,914
MATERIALS 0.3%
Clariant AG - Reg'd *                                                                                          92,000       632,299
UTILITIES 0.2%
Elektrizitaets-Gesellschaft Laufenburg AG *                                                                       579       518,644
Energiedienst Holding AG - Reg'd *                                                                                600        29,428
                                                                                                                        -----------
                                                                                                                            548,072
                                                                                                                        -----------
                                                                                                                          6,398,189
TAIWAN 3.5%
BANKS 0.8%
Chang Hwa Commercial Bank                                                                                   1,562,000       614,805
China Development Financial Holding Corp.                                                                   1,510,173       337,034
Taiwan Cooperative Bank                                                                                     2,284,278     1,163,747
                                                                                                                        -----------
                                                                                                                          2,115,586
CAPITAL GOODS 0.1%
Far Eastern Textile Ltd.                                                                                      205,091       132,013

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
CONSUMER DURABLES & APPAREL 0.1%
Asia Optical Co., Inc.                                                                                        145,000       171,755
DIVERSIFIED FINANCIALS 0.1%
Fubon Financial Holding Co. Ltd.                                                                              558,000       409,513
MATERIALS 0.1%
China Manmade Fibers Corp.                                                                                    633,000        83,546
Formosa Chemicals & Fibre Corp.                                                                                81,000        99,264
                                                                                                                        -----------
                                                                                                                            182,810
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
King Yuan Electronics Co., Ltd.                                                                               507,000       111,988
MediaTek, Inc.                                                                                                 68,000       459,919
United Microelectronics Corp.                                                                                  92,000        20,821
                                                                                                                        -----------
                                                                                                                            592,728
TECHNOLOGY HARDWARE & EQUIPMENT 1.7%
Acer, Inc.                                                                                                    156,382       204,573
Asustek Computer, Inc.                                                                                        270,864       305,668
AU Optronics Corp.                                                                                            433,163       328,374
Chi Mei Optoelectronics Corp.                                                                                 788,970       261,074
Compal Electronics, Inc.                                                                                    1,618,847       855,889
Delta Electronics, Inc.                                                                                        32,000        62,285
Gigabyte Technology Co., Ltd.                                                                                 257,000        92,200
HTC Corp.                                                                                                      45,000       451,703
Lite-On Technology Corp.                                                                                      994,397       654,382
Quanta Computer, Inc.                                                                                       1,054,836     1,119,127
Yageo Corp.                                                                                                 1,054,000       133,855
                                                                                                                        -----------
                                                                                                                          4,469,130
TELECOMMUNICATION SERVICES 0.4%
Far EasTone Telecommunications Co., Ltd.                                                                      856,544       976,072
Taiwan Mobile Co., Ltd.                                                                                        21,000        31,249
                                                                                                                        -----------
                                                                                                                          1,007,321
                                                                                                                        -----------
                                                                                                                          9,080,856
THAILAND 0.5%
BANKS 0.3%
Bangkok Bank Public Co., Ltd. NVDR                                                                            362,000       727,323
ENERGY 0.0%
Banpu Public Co., Ltd. - Reg'd                                                                                  7,000        47,289
FOOD, BEVERAGE & TOBACCO 0.2%
Thai Bevergae Public Co., Ltd.                                                                              3,041,000       412,136
TELECOMMUNICATION SERVICES 0.0%
Shin Corporation Public Co., Ltd. NVDR                                                                         69,000        31,104
UTILITIES 0.0%
Ratchaburi Electricity Generating Holding Public Co., Ltd. NVDR                                                46,000        56,921
                                                                                                                        -----------
                                                                                                                          1,274,773

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TURKEY 0.6%
BANKS 0.2%
Turkiye Vakiflar Bankasi T.A.O., Class D                                                                      806,000       621,829
CAPITAL GOODS 0.4%
Koc Holding A/S *                                                                                             555,000       942,777
                                                                                                                        -----------
                                                                                                                          1,564,606
UNITED KINGDOM 8.0%
CAPITAL GOODS 0.7%
Qinetiq plc                                                                                                   189,000       435,885
Wolseley plc                                                                                                  234,000     1,303,502
                                                                                                                        -----------
                                                                                                                          1,739,387
CONSUMER SERVICES 0.3%
Thomas Cook Group plc                                                                                         308,000       787,610
FOOD, BEVERAGE & TOBACCO 0.4%
Tate & Lyle plc                                                                                               173,000     1,008,016
INSURANCE 1.9%
Brit Insurance Holdings plc                                                                                   168,000       537,901
Friends Provident plc                                                                                          10,570        13,511
Hiscox Ltd.                                                                                                    92,000       457,844
Jardine Lloyd Thompson Group plc                                                                               82,000       521,100
Legal & General Group plc                                                                                     494,766       553,009
Old Mutual plc                                                                                                875,539       703,707
Prudential plc                                                                                                 56,000       339,933
RSA Insurance Group plc                                                                                       668,000     1,331,134
St. James's Place plc                                                                                         144,402       379,251
Standard Life plc                                                                                              17,705        51,684
                                                                                                                        -----------
                                                                                                                          4,889,074
MATERIALS 0.3%
Eurasian Natural Resources Corp.                                                                               41,102       196,665
Mondi plc                                                                                                     193,217       575,137
                                                                                                                        -----------
                                                                                                                            771,802
MEDIA 0.2%
WPP PLC                                                                                                        89,505       523,365
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.7%
Shire Ltd.                                                                                                    114,600     1,688,052
REAL ESTATE 1.1%
Hammerson plc                                                                                                 104,400       808,737
Land Securities Group plc                                                                                      38,400       516,262
Liberty International plc                                                                                     113,000       782,371
Segro plc                                                                                                     216,000       770,061
                                                                                                                        -----------
                                                                                                                          2,877,431
RETAILING 0.9%
Home Retail Group plc                                                                                         316,000       975,310
Kingfisher plc                                                                                                664,728     1,309,462
                                                                                                                        -----------
                                                                                                                          2,284,772
SOFTWARE & SERVICES 0.1%
Logica plc                                                                                                    230,662       231,886

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
Spectris plc                                                                                                   69,190       534,266
TELECOMMUNICATION SERVICES 0.5%
Cable & Wireless                                                                                              594,864     1,345,301
TRANSPORTATION 0.4%
Arriva plc                                                                                                    107,200       933,451
FirstGroup plc                                                                                                 19,315       122,150
                                                                                                                        -----------
                                                                                                                          1,055,601
UTILITIES 0.3%
Centrica plc                                                                                                   62,943       242,318
Tanjong plc                                                                                                   123,000       474,240
                                                                                                                        -----------
                                                                                                                            716,558
                                                                                                                        -----------
                                                                                                                         20,453,121
UNITED STATES 0.1%
CONSUMER SERVICES 0.1%
Tim Hortons, Inc.                                                                                               7,000       197,837
                                                                                                                        -----------
TOTAL COMMON STOCK
(COST $305,398,709)                                                                                                     244,304,922
                                                                                                                         ----------
PREFERRED STOCK  2.1% OF NET ASSETS
BRAZIL 2.1%
AES Tiete S.A.                                                                                                 33,376       212,536
All America Latina Logistica                                                                                   11,728         8,550
Brasil Telecom Participacoes S.A.                                                                              43,000       321,025
Brasil Telecom S.A.                                                                                            68,900       403,000
Braskem S.A., Class A                                                                                          88,600       210,862
Centrais Eletricas de Santa Catarina S.A., Class B                                                              7,200       107,753
Companhia de Transmissao de Energia Eletrica Paulista                                                          12,000       216,123
Companhia Energetica de Minas Gerais                                                                           57,000       776,539
Companhia Paranaense de Energia-Copel, Class B                                                                 36,000       370,497
Fertilizantes Fosfatados S.A.                                                                                  51,600       247,158
Gerdau S.A.                                                                                                    31,700       204,718
Tele Norte Leste Participacoes S.A.                                                                            28,100       388,122
Telecomunicacoes de Sao Paulo S.A.                                                                             24,300       476,309
Telemar Norte Leste S.A., Class A                                                                              15,000       356,990
Telemig Celular Participacoes S.A.                                                                              9,000       131,218

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Tim Participacoes S.A.                                                                                        142,000       179,631
Usinas Siderurgicas de Minas Gerais S.A., Class A                                                              30,050       341,735
Vivo Participacoes S.A. *                                                                                      45,600       552,206
                                                                                                                        -----------
TOTAL PREFERRED STOCK
(COST $7,225,068)                                                                                                         5,504,972
                                                                                                                        -----------

RIGHTS  0.0% OF NET ASSETS
HONG KONG 0.0%
China Overseas Land & Investment Ltd. (a)*                                                                      8,240         2,956
                                                                                                                        -----------
TOTAL RIGHTS
(COST $--)                                                                                                                    2,956
                                                                                                                        -----------
OTHER INVESTMENT COMPANIES  0.6% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                             1,642,082     1,642,082
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $1,642,082)                                                                                                         1,642,082
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $317,750,610 and the unrealized appreciation and depreciation were $6,621,936 and ($72,917,614), respectively, with a net unrealized depreciation of ($66,295,678).

At 12/31/08, the prices of certain foreign securities held by the fund aggregating $219,215,833 were adjusted from their closing market prices following the guidelines adopted by the fund's board of trustees.

*    Non-income producing security.

(a)  Fair-valued by Management.

(b)  All or a portion of this security has been deemed to be illiquid.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
Reg'd - Registered
SDR - Swedish Depositary Receipt

LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
Valuation Inputs                                  SECURTIES*
----------------                                --------------
Level 1 - Quoted Prices                          $ 29,132,060
Level 2 - Other Significant Observable Inputs     219,215,833
Level 3 - Significant Unobservable Inputs           3,107,039
                                                 ------------
TOTAL                                            $251,454,932
                                                 ------------

*    The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                   INVESTMENT IN
                                                    SECURITIES
                                                   -------------
Balance as of 03/31/08                              $      203
                                                    ----------
Accrued discount/premiums                                   --
Realized gain/loss                                      24,773
Change in unrealized appreciation (depreciation)      (268,325)
Net purchases (sales)                                3,350,388
Transfer in and/or out of Level 3                           --
                                                    ----------
Balance as of 12/31/08                              $3,107,039
                                                    ----------

REG46274DEC08 (02/09)

Laudus Trust

Laudus Mondrian International Fixed Income Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                           ($)          ($)
--------------------                                                                                       ----------   -----------
 87.5% GOVERNMENT BONDS                                                                                    87,294,865    89,841,958
  5.8% GOVERNMENT AGENCY OBLIGATIONS                                                                        4,910,730     6,009,402
  3.2% CORPORATE BONDS                                                                                      3,724,596     3,255,214
  0.8% COVERED BOND                                                                                           952,000       784,327
  2.7% OTHER INVESTMENT COMPANIES                                                                           2,750,008     2,750,008
                                                                                                           ----------   -----------
100.0% TOTAL INVESTMENTS                                                                                   99,632,199   102,640,909
  0.0% OTHER ASSETS AND LIABILITIES, NET                                                                                    (33,790)
                                                                                                                        -----------
100.0% NET ASSETS                                                                                                       102,607,119

SECURITY                                                                                                FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                                                                (LOCAL CURRENCY)        ($)
---------------------                                                                                ----------------   -----------
GOVERNMENT BONDS  87.5% OF NET ASSETS
AUSTRIA 3.0%
Austria Government Bond
   3.50%, 07/15/15                                                                                          2,200,000     3,074,588
BELGIUM 5.6%
Belgium Government Bond
   3.75%, 09/28/15                                                                                          2,500,000     3,506,361
   5.50%, 09/28/17                                                                                          1,420,000     2,230,532
                                                                                                                        -----------
                                                                                                                          5,736,893
FRANCE 8.3%
France Government Bond OAT
   4.00%, 04/25/13                                                                                            400,000       585,059
   4.00%, 04/25/14                                                                                            370,000       542,853
   5.00%, 10/25/16                                                                                          2,700,000     4,211,315
   5.75%, 10/25/32                                                                                          1,800,000     3,189,767
                                                                                                                        -----------
                                                                                                                          8,528,994
GERMANY 0.2%
Bundesrepublik Deutschland
   4.75%, 07/04/34                                                                                            120,000       192,725

SECURITY                                                                                                FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                                                                (LOCAL CURRENCY)        ($)
---------------------                                                                                ----------------   -----------
ITALY 15.6%
Italy Government Bond
   1.80%, 02/23/10                                                                                         58,000,000       640,748
Italy Government International Bond
   0.65%, 03/20/09                                                                                        120,000,000     1,323,201
   2.75%, 06/15/10                                                                                          2,500,000     3,480,822
   4.75%, 02/01/13                                                                                          2,400,000     3,471,871
   4.25%, 08/01/14                                                                                          1,340,000     1,907,003
   4.50%, 02/01/18                                                                                          2,500,000     3,531,337
   4.00%, 02/01/37                                                                                          1,400,000     1,653,824
                                                                                                                        -----------
                                                                                                                         16,008,806
JAPAN 29.1%
Development Bank of Japan
   1.75%, 03/17/17                                                                                         40,000,000       468,170
Japan Government Five Year Bond
   0.50%, 06/20/10                                                                                         30,000,000       331,604
Japan Government Ten Year Bond
   1.20%, 06/20/11                                                                                        160,000,000     1,798,465
   1.40%, 09/20/11                                                                                        430,000,000     4,861,998
   1.10%, 09/20/12                                                                                        550,000,000     6,184,348
   1.20%, 09/20/12                                                                                         66,000,000       744,789
   0.80%, 03/20/13                                                                                        260,000,000     2,890,319
   0.90%, 06/20/13                                                                                        440,000,000     4,909,628
   1.30%, 12/20/14                                                                                        331,000,000     3,764,827
   1.50%, 03/20/15                                                                                        160,000,000     1,843,947
Japan Government Thirty Year Bond
   2.40%, 12/20/34                                                                                        165,000,000     2,050,379
                                                                                                                        -----------
                                                                                                                         29,848,474
MEXICO 4.5%
Mexican Bonos
   9.00%, 12/20/12                                                                                         22,500,000     1,702,062
   8.00%, 12/07/23                                                                                         41,500,000     2,938,578
                                                                                                                        -----------
                                                                                                                          4,640,640
NETHERLANDS 6.8%
Netherlands Government Bond
   4.25%, 07/15/13                                                                                          2,100,000     3,082,859
   3.75%, 07/15/14                                                                                          2,750,000     3,955,266
                                                                                                                        -----------
                                                                                                                          7,038,125
POLAND 3.7%
Poland Government Bond
   5.25%, 04/25/13                                                                                          2,400,000       810,708
   6.25%, 10/24/15                                                                                          3,100,000     1,091,903
   5.25%, 10/25/17                                                                                          2,600,000       867,524
   5.75%, 09/23/22                                                                                          2,950,000     1,031,487
                                                                                                                        -----------
                                                                                                                          3,801,622
UNITED KINGDOM 10.7%
United Kingdom Treasury Bond
   5.00%, 03/07/12                                                                                          2,400,000     3,738,381
   4.00%, 09/07/16                                                                                          1,600,000     2,468,942

LAUDUS MONDRIAN INTERNATIONAL FIXED INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                                                                                FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                                                                (LOCAL CURRENCY)        ($)
---------------------                                                                                ----------------   -----------
   8.75%, 08/25/17                                                                                          1,600,000     3,250,800
   4.25%, 06/07/32                                                                                          1,000,000     1,512,968
                                                                                                                        -----------
                                                                                                                         10,971,091
                                                                                                                        -----------
TOTAL GOVERNMENT BONDS
(COST $87,294,865)                                                                                                       89,841,958
                                                                                                                        -----------
GOVERNMENT AGENCY OBLIGATIONS  5.8% OF NET ASSETS
AUSTRALIA 2.7%
New South Wales Treasury Corp
   5.50%, 03/01/17                                                                                          3,300,000     2,401,657
Queensland Treasury Corp
   6.00%, 10/14/15                                                                                            470,000       349,216
                                                                                                                        -----------
                                                                                                                          2,750,873
GERMANY 0.7%
Kreditanstalt fuer Wiederraufbau
   2.05%, 09/21/09                                                                                         70,000,000       779,050
JAPAN 2.4%
Japan Finance Corp. for Municipal Enterprises
   1.55%, 02/21/12                                                                                        100,000,000     1,128,802
   1.35%, 11/26/13                                                                                        120,000,000     1,350,677
                                                                                                                        -----------
                                                                                                                          2,479,479
                                                                                                                        -----------
TOTAL GOVERNMENT AGENCY OBLIGATIONS
(COST $4,910,730)                                                                                                         6,009,402
                                                                                                                        -----------
CORPORATE BONDS  3.2% OF NET ASSETS
NETHERLANDS 0.6%
ING Bank N.V.
   6.13%, 05/29/09 (a)(b)                                                                                     490,000       601,180
UNITED KINGDOM 2.3%
HSBC Holdings plc
   6.25%, 03/19/18 (b)                                                                                        500,000       726,789
Lloyds TSB Bank plc
   5.63%, 03/05/09 (a)(b)                                                                                     620,000       871,013
SL Finance plc
   6.38%, 07/12/09 (a)(b)                                                                                     290,000       350,443

SECURITY                                                                                                FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                                                                (LOCAL CURRENCY)        ($)
---------------------                                                                                ----------------   -----------
Standard Chartered Bank
   5.88%, 09/26/17 (b)                                                                                        350,000       406,642
                                                                                                                        -----------
                                                                                                                          2,354,887
UNITED STATES 0.3%
Zurich Finance (USA), Inc.
   4.50%, 06/15/09 (a)(b)                                                                                     280,000       299,147
                                                                                                                        -----------
TOTAL CORPORATE BONDS
(COST $3,724,596)                                                                                                         3,255,214
                                                                                                                        -----------
COVERED BOND  0.8% OF NET ASSETS
IRELAND 0.8%
Depfa ACS Bank
   1.65%, 12/20/16                                                                                        110,000,000       784,327
                                                                                                                        -----------
TOTAL COVERED BOND
(COST $952,000)                                                                                                             784,327
                                                                                                                        -----------

SECURITY                                                                                                                   VALUE
  RATE, MATURITY DATE                                                                                   FACE AMOUNT          ($)
---------------------                                                                                ----------------   -----------
OTHER INVESTMENT COMPANIES  2.7% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                             2,750,008     2,750,008
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $2,750,008)                                                                                                         2,750,008
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08 the tax basis cost of the fund's investments was $99,632,199, and the unrealized appreciation and depreciation were $6,217,017 and ($3,208,307), respectively, with a net depreciation of ($3,008,710).

(a)  Callable security.

(b)  All or a portion of this security has been deemed to be illiquid.

LAUDUS MONDRIAN INTERNATIONAL FIXED INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
----------------                                                 ---------------
Level 1 - Quoted Prices                                            $  2,750,008
Level 2 - Other Significant Observable Inputs                        99,890,901
Level 3 - Significant Unobservable Inputs                                    --
                                                                   ------------
TOTAL                                                              $102,640,909
                                                                   ------------

*    The fund had no Other Financial Instruments.

REG46276DEC08 (02/09)

Laudus Trust

Laudus Mondrian Emerging Markets Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                           ($)          ($)
--------------------                                                                                      -----------   -----------
 89.1 % COMMON STOCK                                                                                       34,639,851    23,553,731
  7.1 % PREFERRED STOCK                                                                                     3,756,822     1,869,302
  5.4 % OTHER INVESTMENT COMPANIES                                                                          1,427,180     1,427,180
101.6 % TOTAL INVESTMENTS                                                                                  39,823,853    26,850,213
 (1.6)% OTHER ASSETS AND
        LIABILITIES, NET                                                                                                   (432,847)
100.0 % NET ASSETS                                                                                                       26,417,366

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK 89.1% OF NET ASSETS
ARGENTINA 1.3%
ENERGY 1.3%
Tenaris S.A. ADR                                                                                               15,869       332,932
BRAZIL 6.2%
ENERGY 1.9%
Petroleo Brasileiro S.A. ADR                                                                                   24,400       498,004
SOFTWARE & SERVICES 2.7%
Redecard S.A.                                                                                                  64,900       715,236
UTILITIES 1.6%
CPFL Energia S.A. ADR                                                                                          10,600       414,142
                                                                                                                        -----------
                                                                                                                          1,627,382
CHINA 18.6%
BANKS 3.9%
China Construction Bank Corp., Class H                                                                      1,831,000     1,018,716
ENERGY 3.6%
China Shenhua Energy Co., Ltd., Class H                                                                       448,500       961,521
TELECOMMUNICATION SERVICES 3.5%
China Mobile Ltd.                                                                                              91,000       923,296
TRANSPORTATION 7.6%
China Merchants Holdings International Co., Ltd.                                                              292,000       570,256
China Shipping Development Co. Ltd., Class H                                                                  750,000       755,785
Cosco Pacific Ltd.                                                                                            670,000       688,871
                                                                                                                        -----------
                                                                                                                          2,014,912
                                                                                                                        -----------
                                                                                                                          4,918,445

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COLUMBIA 2.5%
BANKS 2.5%
Bancolombia S.A. ADR                                                                                           28,000       653,800
EGYPT 4.5%
TELECOMMUNICATION SERVICES 4.5%
Orascom Telecom Holding S.A.E. -Reg'd GDR                                                                      18,230       499,526
Telecom Egypt                                                                                                 238,406       693,349
                                                                                                                        -----------
                                                                                                                          1,192,875
HONG KONG 1.9%
ENERGY 1.9%
CNOOC Ltd.                                                                                                    536,000       509,830
INDIA 3.5%
TELECOMMUNICATION SERVICES 3.5%
Bharti Airtel Ltd. *                                                                                           63,862       938,549
KAZAHKSTAN 0.3%
ENERGY 0.3%
KazMunaigas Exploration Production                                                                              5,467        68,884
MEXICO 5.5%
FOOD, BEVERAGE & TOBACCO 2.4%
Grupo Modelo, S.A. de C.V., Series C                                                                          200,200       636,083
TELECOMMUNICATION SERVICES 3.1%
America Movil SAB de C.V., Series L ADR                                                                        26,000       805,740
                                                                                                                        -----------
                                                                                                                          1,441,823
PHILIPPINES 2.6%
TELECOMMUNICATION SERVICES 2.6%
Philippine Long Distance Telephone Co. ADR                                                                     14,500       680,775
POLAND 2.0%
BANKS 2.0%
Bank Pekao S.A.                                                                                                12,256       525,753
REPUBLIC OF KOREA 1.8%
BANKS 1.8%
KB Financial Group, Inc. *                                                                                     14,626       391,327
KB Financial Group, Inc. ADR                                                                                    3,200        83,840
                                                                                                                        -----------
                                                                                                                            475,167
RUSSIA 8.0%
ENERGY 5.3%
Gazprom - Reg'd ADR                                                                                            50,450       718,913

LAUDUS MONDRIAN EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
LUKOIL ADR                                                                                                     21,100       676,255
                                                                                                                        -----------
                                                                                                                          1,395,168
TELECOMMUNICATION SERVICES 2.7%
Mobile TeleSystems ADR                                                                                         27,400       731,032
                                                                                                                        -----------
                                                                                                                          2,126,200
SOUTH AFRICA 6.8%
ENERGY 2.4%
Sasol                                                                                                          21,109       641,960
MATERIALS 2.8%
Impala Platinum Holdings Ltd.                                                                                  50,175       739,441
TELECOMMUNICATION SERVICES  1.6%
Telkom South Africa Ltd.                                                                                       33,886       420,772
                                                                                                                        -----------
                                                                                                                          1,802,173
TAIWAN 14.2%
BANKS 3.5%
Chinatrust Financial Holding Co., Ltd.                                                                      1,062,565       454,770
Mega Financial Holding Co., Ltd.                                                                            1,352,000       476,851
                                                                                                                        -----------
                                                                                                                            931,621
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.6%
MediaTek, Inc.                                                                                                 98,410       665,597
Taiwan Semiconductor Manufacturing Co., Ltd.                                                                   79,000       107,794
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                                                              122,192       965,317
                                                                                                                        -----------
                                                                                                                          1,738,708
TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
Asustek Computer, Inc.                                                                                        467,716       527,813
TELECOMMUNICATION SERVICES 2.1%
Chunghwa Telecom Co., Ltd. ADR                                                                                 35,353       551,507
                                                                                                                        -----------
                                                                                                                          3,749,649
THAILAND 3.0%
ENERGY 3.0%
PTT Public Co., Ltd.                                                                                          160,000       805,060
TURKEY  6.4%
BANKS 3.1%
Akbank T.A.S.                                                                                                 258,317       813,857
TELECOMMUNICATION SERVICES 3.3%
Turkcell Iletisim Hizmetleri A/S                                                                              154,040       890,577
                                                                                                                        -----------
                                                                                                                          1,704,434
                                                                                                                        -----------
TOTAL COMMON STOCK
   (COST $34,639,851)                                                                                                    23,553,731
                                                                                                                        -----------

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
PREFERRED STOCK 7.1% OF NET ASSETS
BRAZIL 4.0%
BANKS 1.8%
Itausa - Investimentos Itau S.A.                                                                              134,667       462,557
MATERIALS 2.2%
Companhia Vale do Rio Doce ADR (Vale)                                                                          54,300       578,295
                                                                                                                        -----------
                                                                                                                          1,040,852
REPUBLIC OF KOREA 3.1%
AUTOMOBILES & COMPONENTS 1.2%
Hyundai Motor Co.                                                                                              27,960       308,748
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
Samsung Electronics Co., Ltd.                                                                                   2,501       519,702
                                                                                                                        -----------
                                                                                                                            828,450
                                                                                                                        -----------
TOTAL PREFERRED STOCK
   (COST $3,756,822)                                                                                                      1,869,302
                                                                                                                        -----------
OTHER INVESTMENT COMPANIES  5.4% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                             1,427,180     1,427,180
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
   (COST $1,427,180)                                                                                                      1,427,180
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $41,960,791 and the unrealized appreciation and depreciation were $433,399 and ($15,543,977), respectively, with a net unrealized depreciation of ($15,110,578).

At 12/31/08, the prices of certain foreign securities held by the fund aggregating $14,653,334 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
Reg'd - Registered

LAUDUS MONDRIAN EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at value:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
----------------                                                 ---------------
Level 1 - Quoted Prices                                            $12,196,879
Level 2 - Other Significant Observable Inputs                       14,653,334
Level 3 - Significant Unobservable Inputs                                   --
                                                                   -----------
TOTAL                                                              $26,850,213

*    The fund had no Other Financial Instruments.

REG46275DEC08 (02/09)

Laudus Trust

Laudus Mondrian International Equity Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 97.8 %   COMMON STOCK                                                                                     23,285,880    21,659,735
   -- %   RIGHTS                                                                                                   --            --
  2.3 %   OTHER INVESTMENT COMPANIES                                                                          504,391       504,391
100.1 %   TOTAL INVESTMENTS                                                                                23,790,271    22,164,126
 (0.1)%   OTHER ASSETS AND LIABILITIES, NET                                                                                 (12,424)
100.0 %   NET ASSETS                                                                                                     22,151,702

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK 97.8% OF NET ASSETS
AUSTRALIA 6.9%
BANKS 2.1%
National Australia Bank Ltd.                                                                                   31,298       460,132
FOOD & STAPLES RETAILING 1.4%
Wesfarmers Ltd.                                                                                                25,335       319,775
TELECOMMUNICATION SERVICES 3.4%
Telstra Corp., Ltd.                                                                                           279,911       749,333
                                                                                                                        -----------
                                                                                                                          1,529,240
FINLAND 1.2%
MATERIALS 1.2%
UPM-Kymmene Oyj                                                                                                20,187       258,772
FRANCE 16.2%
AUTOMOBILES & COMPONENTS 1.2%
Renault S.A.                                                                                                    9,666       252,244
BANKS 1.6%
Societe Generale                                                                                                7,109       360,660
CAPITAL GOODS 2.5%
Compagnie de Saint-Gobain                                                                                      11,899       562,231
ENERGY 3.9%
Total S.A.                                                                                                     15,833       870,486
FOOD & STAPLES RETAILING 3.1%
Carrefour S.A.                                                                                                 17,796       687,894
TELECOMMUNICATION SERVICES 3.9%
France Telecom S.A.                                                                                            30,889       860,960
                                                                                                                        -----------
                                                                                                                          3,594,475

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
GERMANY 3.7%
UTILITIES 3.7%
RWE AG                                                                                                          9,282       824,399
HONG KONG 2.0%
UTILITIES 2.0%
Hongkong Electric Holdings Ltd.                                                                                79,000       444,769
ITALY 2.5%
BANKS 2.5%
Intesa Sanpaolo                                                                                               151,314       549,677
JAPAN 25.7%
AUTOMOBILES & COMPONENTS 2.7%
Toyota Motor Corp.                                                                                             18,400       608,273
FOOD & STAPLES RETAILING 3.1%
Seven & I Holdings Co., Ltd.                                                                                   20,000       687,431
HOUSEHOLD & PERSONAL PRODUCTS 4.4%
Kao Corp.                                                                                                      32,000       972,010
INSURANCE 2.6%
Tokio Marine Holdings, Inc.                                                                                    19,600       580,737
PHARMACEUTICALS & BIOTECHNOLOGY 4.4%
Takeda Pharmaceutical Co., Ltd.                                                                                18,500       964,262
TECHNOLOGY HARDWARE & EQUIPMENT 3.7%
CANON, Inc.                                                                                                    25,700       814,293
TELECOMMUNICATION SERVICES 4.8%
KDDI Corp.                                                                                                        148     1,056,764
                                                                                                                        -----------
                                                                                                                          5,683,770
NETHERLANDS 3.1%
DIVERSIFIED FINANCIALS 1.4%
ING Groep N.V. CVA                                                                                             27,424       301,827
MEDIA 1.7%
Reed Elsevier N.V.                                                                                             32,305       384,087
                                                                                                                        -----------
                                                                                                                            685,914
SINGAPORE 4.1%
BANKS 2.9%
Oversea-Chinese Banking Corp., Ltd.                                                                           149,000       518,085
United Overseas Bank Ltd.                                                                                      15,000       135,555
                                                                                                                        -----------
                                                                                                                            653,640
TELECOMMUNICATION SERVICES 1.2%
Singapore Telecommunications Ltd.                                                                             148,000       263,744
                                                                                                                        -----------
                                                                                                                            917,384

LAUDUS MONDRIAN INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
SPAIN 6.4%
BANKS 2.3%
Banco Santander S.A.                                                                                           52,179       504,085
TELECOMMUNICATION SERVICES 4.1%
Telefonica S.A.                                                                                                40,168       906,659
                                                                                                                        -----------
                                                                                                                          1,410,744
SWITZERLAND 4.6%
PHARMACEUTICALS & BIOTECHNOLOGY 4.6%
Novartis AG - Reg'd.                                                                                           20,305     1,016,903
TAIWAN 2.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                                                               61,047       482,271
UNITED KINGDOM 19.2%
BANKS 0.3%
Lloyds TSB Group plc                                                                                           38,679        73,209
ENERGY 8.0%
BP plc                                                                                                        111,762       862,738
Royal Dutch Shell plc, Class A                                                                                 34,743       918,591
                                                                                                                        -----------
                                                                                                                          1,781,329
FOOD, BEVERAGE & TOBACCO 4.5%
Unilever plc                                                                                                   43,455       998,151
INSURANCE 1.9%
Aviva plc                                                                                                      72,515       410,905
PHARMACEUTICALS & BIOTECHNOLOGY 4.5%
GlaxoSmithKline plc                                                                                            53,653       997,823
                                                                                                                        -----------
                                                                                                                          4,261,417
                                                                                                                        -----------
COMMON STOCK
(COST $23,285,880)                                                                                                       21,659,735
                                                                                                                        -----------
RIGHTS  0.0% OF NET ASSETS
NETHERLANDS 0.0%
Fortis (a)*                                                                                                     7,434            --

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
UNITED KINGDOM 0.0%
Lloyds TSB Group plc (a)*                                                                                      16,813            --
                                                                                                                        -----------
TOTAL RIGHTS
(COST $--)                                                                                                                       --
                                                                                                                        -----------
OTHER INVESTMENT COMPANIES 2.3% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                               504,391       504,391
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $504,391)                                                                                                             504,391
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $23,809,293 and the unrealized appreciation and depreciation were $536,670 and $2,181,837, respectively, with a net unrealized depreciation of ($1,645,167).

At 12/31/08, the prices of certain foreign securities held by the fund aggregating $21,177,464 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

(a)  All or a portion of this security has been deemed to be illiquid.

ADR - American Depositary Receipt
CVA - Dutch Certificate
Reg'd - Registered

LAUDUS MONDRIAN INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURTIES*
----------------                                --------------
Level 1 - Quoted Prices                         $      986,662
Level 2 - Other Significant Observable Inputs       21,177,464
Level 3 - Significant Unobservable Inputs                   --
                                                --------------
TOTAL                                           $   22,164,126

*    The fund had no Other Financial Instruments.

Laudus Trust

Laudus Mondrian Global Equity Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                             COST          VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 99.5%  COMMON STOCK                                                                                        5,051,160     3,444,572
   --%  RIGHTS                                                                                                     --            --
  1.5%  OTHER INVESTMENT COMPANIES                                                                             50,799        50,799
101.0%  TOTAL INVESTMENTS                                                                                   5,101,959     3,495,371
 (1.0)% OTHER ASSETS AND LIABILITIES, NET                                                                                   (35,827)
100.0%  NET ASSETS                                                                                                        3,459,544

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK  99.5% OF NET ASSETS
AUSTRALIA 4.4%
BANKS 0.9%
National Australia Bank Ltd.                                                                                    2,175        31,976
FOOD, BEVERAGE & TOBACCO 1.1%
Foster's Group Ltd.                                                                                             9,728        37,415
MATERIALS 1.1%
Amcor Ltd.                                                                                                      8,926        36,274
TELECOMMUNICATION SERVICES 1.3%
Telstra Corp., Ltd.                                                                                            16,917        45,287
                                                                                                                        -----------
                                                                                                                            150,952
BELGIUM 0.1%
DIVERSIFIED FINANCIALS 0.1%
Fortis                                                                                                          3,366         4,433
FINLAND 0.6%
MATERIALS 0.6%
UPM-Kymmene Oyj                                                                                                 1,700        21,792
FRANCE 8.6%
AUTOMOBILES & COMPONENTS 0.3%
Renault S.A.                                                                                                      394        10,282
BANKS 1.5%
Societe Generale                                                                                                1,060        53,777
ENERGY 2.9%
Total S.A.                                                                                                      1,836       100,942
FOOD & STAPLES RETAILING 2.1%
Carrefour S.A.                                                                                                  1,867        72,168

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TELECOMMUNICATION SERVICES 1.8%
France Telecom S.A.                                                                                             2,228        62,100
                                                                                                                        -----------
                                                                                                                            299,269
GERMANY 4.1%
TELECOMMUNICATION SERVICES 1.6%
Deutsche Telekom AG - Reg'd                                                                                     3,624        54,792
UTILITIES 2.5%
RWE AG                                                                                                            978        86,863
                                                                                                                        -----------
                                                                                                                            141,655
ITALY 1.8%
BANKS 1.8%
UniCredit S.p.A.                                                                                               24,450        62,165
JAPAN 14.2%
FOOD & STAPLES RETAILING 2.0%
Seven & I Holdings Co., Ltd.                                                                                    2,000        68,743
INSURANCE 1.8%
Tokio Marine Holdings, Inc.                                                                                     2,100        62,222
MATERIALS 1.4%
Nitto Denko Corp.                                                                                               2,600        49,774
PHARMACEUTICALS & BIOTECHNOLOGY 3.7%
Astellas Pharma, Inc.                                                                                           1,200        49,119
Takeda Pharmaceutical Co., Ltd.                                                                                 1,500        78,183
                                                                                                                        -----------
                                                                                                                            127,302
TECHNOLOGY HARDWARE & EQUIPMENT 1.7%
CANON, Inc.                                                                                                     1,900        60,200
TELECOMMUNICATION SERVICES 2.1%
Nippon Telegraph & Telephone Corp. (a)                                                                             14        72,278
TRANSPORTATION 1.5%
West Japan Railway Co.                                                                                             11        50,121
                                                                                                                        -----------
                                                                                                                            490,640
NETHERLANDS 2.2%
DIVERSIFIED FINANCIALS 1.3%
ING Groep N.V. CVA                                                                                              4,032        44,376
MEDIA 0.9%
Reed Elsevier N.V.                                                                                              2,690        31,982
                                                                                                                        -----------
                                                                                                                             76,358
SINGAPORE 2.6%
BANKS 1.0%
Oversea-Chinese Banking Corp., Ltd.                                                                            10,000        34,771

LAUDUS MONDRIAN GLOBAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TELECOMMUNICATION SERVICES 1.6%
Singapore Telecommunications Ltd.                                                                              31,000        55,244
                                                                                                                        -----------
                                                                                                                             90,015
SPAIN 5.5%
TELECOMMUNICATION SERVICES 3.2%
Telefonica S.A.                                                                                                 4,870       109,924
UTILITIES 2.3%
Iberdrola S.A.                                                                                                  8,533        79,542
                                                                                                                        -----------
                                                                                                                            189,466
SWITZERLAND 2.6%
PHARMACEUTICALS & BIOTECHNOLOGY 2.6%
Novartis AG - Reg'd.                                                                                            1,805        90,397
TAIWAN 1.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                                                                6,217        49,114
UNITED KINGDOM 13.2%
AUTOMOBILES & COMPONENTS 0.3%
GKN plc                                                                                                         7,886        10,980
BANKS 1.1%
HBOS plc                                                                                                        9,949        10,299
Lloyds TSB Group plc                                                                                           10,282        19,461
Royal Bank of Scotland Group plc                                                                               11,515         8,476
                                                                                                                        -----------
                                                                                                                             38,236
ENERGY 5.4%
BP plc                                                                                                         12,824        98,994
Royal Dutch Shell plc, Class A                                                                                  3,318        87,726
                                                                                                                        -----------
                                                                                                                            186,720
FOOD, BEVERAGE & TOBACCO 2.6%
Unilever plc                                                                                                    3,918        89,996
INSURANCE 0.5%
Aviva plc                                                                                                       3,025        17,141
PHARMACEUTICALS & BIOTECHNOLOGY 3.3%
GlaxoSmithKline plc                                                                                             6,158       114,525
                                                                                                                        -----------
                                                                                                                            457,598
UNITED STATES 38.2%
BANKS 0.8%
Wachovia Corp.                                                                                                  5,300        29,362
CAPITAL GOODS 4.5%
3M Co.                                                                                                          1,100        63,294
General Electric Co.                                                                                            5,700        92,340
                                                                                                                        -----------
                                                                                                                            155,634
DIVERSIFIED FINANCIALS 3.0%
Bank of America Corp.                                                                                           4,950        69,696

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
Citigroup, Inc.                                                                                                 4,900        32,879
                                                                                                                        -----------
                                                                                                                            102,575
ENERGY 3.9%
Chevron Corp.                                                                                                   1,800       133,146
FOOD, BEVERAGE & TOBACCO 4.3%
ConAgra Foods, Inc.                                                                                             4,500        74,250
H.J. Heinz Co.                                                                                                  2,000        75,200
                                                                                                                        -----------
                                                                                                                            149,450
MATERIALS 1.3%
Alcoa, Inc.                                                                                                     4,100        46,166
MEDIA 0.5%
CBS Corp., Class B                                                                                              2,100        17,199
PHARMACEUTICALS & BIOTECHNOLOGY 9.0%
Merck & Co., Inc.                                                                                               2,600        79,040
Pfizer, Inc.                                                                                                    5,500        97,405
Wyeth                                                                                                           3,600       135,036
                                                                                                                        -----------
                                                                                                                            311,481
RETAILING 2.6%
Genuine Parts Co.                                                                                               2,400        90,864
SOFTWARE & SERVICES 4.4%
Microsoft Corp.                                                                                                 5,100        99,144
Oracle Corp. *                                                                                                  2,900        51,417
                                                                                                                        -----------
                                                                                                                            150,561
TELECOMMUNICATION SERVICES 3.9%
AT&T, Inc.                                                                                                      1,500        42,750
Verizon Communications, Inc.                                                                                    2,700        91,530
                                                                                                                        -----------
                                                                                                                            134,280
                                                                                                                        -----------
                                                                                                                          1,320,718
                                                                                                                        -----------
COMMON STOCK
(COST $5,051,160)                                                                                                         3,444,572
                                                                                                                        -----------
RIGHTS  0.0% OF NET ASSETS
NETHERLANDS 0.0%
Fortis (a)(b) *                                                                                                 3,366            --
UNITED KINGDOM 0.0%
HBOS plc (a)(b) *                                                                                              13,768            --
Lloyds TSB Group plc (a) *                                                                                      4,469            --
                                                                                                                        -----------
                                                                                                                                 --
                                                                                                                        -----------
TOTAL RIGHTS
(COST $--)                                                                                                                       --
                                                                                                                        -----------

LAUDUS MONDRIAN GLOBAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------

OTHER INVESTMENT COMPANIES  1.5% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                                50,799        50,799
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $50,799)                                                                                                               50,799
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/2008, the tax basis cost of the fund's investments was $5,101,959 and the unrealized appreciation and depreciation were $16,643 and ($1,623,231), respectively, with a net unrealized depreciation of ($1,606,588).

At 12/31/08, the prices of certain foreign securities held by the fund aggregating $2,002,462 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*        Non-income producing security.

(a)      Fair-valued by Management.

(b)      All or a portion of this security has been deemed to be illiquid.

ADR - American Depositary Receipt
Reg'd - Registered
CVA - Dutch Certificate

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
Valuation Inputs                                  SECURTIES*
----------------                                --------------
Level 1 - Quoted Prices                           $1,420,631
Level 2 - Other Significant Observable Inputs      2,002,462
Level 3 - Significant Unobservable Inputs             72,278
                                                  ----------
TOTAL                                             $3,495,371
                                                  ----------

LAUDUS MONDRIAN GLOBAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

*    The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 03/31/08                                                     --
Accrued discount/premiums                                                  --
Realized gain/loss                                                         --
Change in unrealized appreciation (depreciation)                        3,198
Net purchases (sales)                                                      --
Transfer in and/or out of Level 3                                      69,080
                                                                      -------
Balance as of 12/31/08                                                $72,278
                                                                      -------

REG46278DEC08 (02/09)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Jeffrey Mortimer and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Laudus Trust


By: /s/ Jeffrey Mortimer
    --------------------------------------
    Jeffrey Mortimer
    President, Chief Executive Officer

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jeffrey Mortimer
    --------------------------------------
    Jeffrey Mortimer
    President, Chief Executive Officer

Date: February 20, 2009


By: /s/ George Pereira
    --------------------------------------
    George Pereira
    Treasurer, Principal Financial Officer

Date: February 20, 2009